UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.8%
	Common Stocks — 99.8%
	Aerospace & Defense — 2.1%
103	Precision Castparts Corp.	10,759
119	Rockwell Collins, Inc.	7,968

		18,727

	Airlines — 0.8%
262	Skywest, Inc.	7,016

	Auto Components — 1.6%
59	BorgWarner, Inc.	4,472
635	Gentex Corp.	10,322

		14,794

	Biotechnology — 1.7%
206	Celgene Corp. (a)	10,807
61	Cephalon, Inc. (a)	4,351

		15,158

	Capital Markets — 5.1%
47	Affiliated Managers Group, Inc. (a)	5,136
330	E*Trade Financial Corp. (a)	7,000
172	Fortress Investment Group LLC, Class A	4,942
192	Investment Technology Group, Inc. (a)	7,519
138	Lazard Ltd., Class A (Bermuda)	6,915
71	Northern Trust Corp.	4,258
231	T. Rowe Price Group, Inc.	10,910

		46,680

	Chemicals — 1.0%
382	Nalco Holding Co.	9,132

	Commercial Banks — 0.8%
90	Zions Bancorporation	7,615

	Commercial Services & Supplies — 4.8%
74	Corporate Executive Board Co.	5,613
225	Corrections Corp. of America (a)	11,880
451	Steelcase, Inc.	8,978
115	Stericycle, Inc. (a)	9,381
260	Waste Connections, Inc. (a)	7,787

		43,639

	Communications Equipment — 1.9%
184	Harris Corp.	9,350
248	Polycom, Inc. (a)	8,249

		17,599

	Computers & Peripherals — 3.5%
213	NCR Corp. (a)	10,175
184	Network Appliance, Inc. (a)	6,716
168	SanDisk Corp. (a)	7,363
320	Seagate Technology (Cayman Islands)	7,449

		31,703

	Construction & Engineering — 0.8%
287	Quanta Services, Inc. (a)	7,228

	Diversified Consumer Services — 1.7%
102	ITT Educational Services, Inc. (a)	8,271
160	Weight Watchers International, Inc.	7,388

		15,659

	Diversified Financial Services — 1.8%
131	CIT Group, Inc.	6,917
35	IntercontinentalExchange, Inc. (a)	4,253
97	International Securities Exchange Holdings, Inc.	4,714

		15,884

	Diversified Telecommunication Services — 1.6%
156	NeuStar, Inc., Class A (a)	4,431
493	Time Warner Telecom, Inc., Class A (a)	10,233

		14,664

	Electrical Equipment — 4.6%
343	General Cable Corp. (a)	18,337
328	Roper Industries, Inc.	18,017
109	Thomas & Betts Corp. (a)	5,336

		41,690

	Electronic Equipment & Instruments — 1.6%
222	Amphenol Corp., Class A	14,360

	Energy Equipment & Services — 2.8%
170	Cameron International Corp. (a)	10,699
69	Noble Corp.	5,445
213	Oceaneering International, Inc. (a)	8,988

		25,132

	Gas Utilities — 0.8%
81	Questar Corp.	7,262

	Health Care Equipment & Supplies — 2.3%
105	Hologic, Inc. (a)	6,023
76	Idexx Laboratories, Inc. (a)	6,651
171	Mentor Corp.	7,871

		20,545

	Health Care Providers & Services — 5.1%
211	DaVita, Inc. (a)	11,245
338	Lincare Holdings, Inc. (a)	12,403
188	Medco Health Solutions, Inc. (a)	13,650
240	VCA Antech, Inc. (a)	8,696

		45,994

	Health Care Technology — 1.1%
189	Cerner Corp. (a)	10,280

	Hotels, Restaurants & Leisure — 4.6%
488	Burger King Holdings, Inc.	10,547
174	International Game Technology	7,034
321	Melco PBL Entertainment Macau Ltd. ADR (Hong Kong) (a)	5,178
103	Panera Bread Co., Class A (a)	6,072
171	Scientific Games Corp., Class A (a)	5,624
241	Tim Hortons, Inc. (Canada)	7,328

		41,783

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Household Durables — 0.7%
110	Garmin Ltd. (Cayman Islands)	5,951

	Insurance — 3.5%
109	Everest Re Group Ltd. (Bermuda)	10,492
140	Hanover Insurance Group, Inc. (The)	6,461
270	OneBeacon Insurance Group Ltd.	6,738
300	Security Capital Assurance Ltd. (Bermuda)	8,472

		32,163

	Internet & Catalog Retail — 1.2%
200	Priceline.com, Inc. (a)	10,625

	Internet Software & Services — 1.2%
85	Akamai Technologies, Inc. (a)	4,218
120	Digital River, Inc. (a)	6,636

		10,854

	IT Services — 4.9%
200	Alliance Data Systems Corp. (a)	12,300
213	CheckFree Corp. (a)	7,898
79	Cognizant Technology Solutions Corp., Class A (a)	6,929
484	VeriFone Holdings, Inc. (a)	17,770

		44,897

	Life Sciences Tools & Services — 1.3%
134	Covance, Inc. (a)	7,928
124	Illumina, Inc. (a)	3,618

		11,546

	Marine — 0.8%
244	American Commercial Lines, Inc. (a)	7,674

	Media — 1.0%
293	DreamWorks Animation SKG, Inc., Class A (a)	8,963

	Metals & Mining — 0.5%
106	Century Aluminum Co. (a)	4,946

	Multiline Retail — 1.8%
179	Dollar Tree Stores, Inc. (a)	6,853
440	Saks, Inc.	9,178

		16,031

	Office Electronics — 0.7%
175	Zebra Technologies Corp., Class A (a)	6,757

	Oil, Gas & Consumable Fuels — 3.9%
318	Forest Oil Corp. (a)	10,622
186	Quicksilver Resources, Inc. (a)	7,409
193	Southwestern Energy Co. (a)	7,897
169	XTO Energy, Inc.	9,268

		35,196

	Personal Products — 0.8%
199	Bare Escentuals, Inc. (a)	7,127

	Pharmaceuticals — 4.2%
226	Adams Respiratory Therapeutics, Inc. (a)	7,610
79	Allergan, Inc.	8,722
424	Elan Corp. plc ADR (Ireland) (a)	5,639
159	Forest Laboratories, Inc. (a)	8,194
129	Shire plc ADR (United Kingdom)	7,954

		38,119

	Semiconductors & Semiconductor Equipment — 4.4%
438	Altera Corp. (a)	8,762
233	Broadcom Corp., Class A (a)	7,461
171	KLA-Tencor Corp.	9,096
249	Microchip Technology, Inc.	8,847
202	NVIDIA Corp. (a)	5,817

		39,983

	Software — 6.7%
690	Activision, Inc. (a) (m)	13,067
167	Adobe Systems, Inc. (a)	6,981
219	Amdocs Ltd. (United Kingdom) (a)	7,978
181	ANSYS, Inc. (a)	9,179
206	Autodesk, Inc. (a)	7,742
278	Citrix Systems, Inc. (a)	8,904
295	Sybase, Inc. (a)	7,455

		61,306

	Specialty Retail — 5.9%
186	Barnes & Noble, Inc.	7,330
400	GameStop Corp., Class A (a)	13,041
380	Office Depot, Inc. (a)	13,353
207	PetSmart, Inc.	6,823
280	Tiffany & Co.	12,734

		53,281

	Textiles, Apparel & Luxury Goods — 0.9%
171	Coach, Inc. (a)	8,539

	Wireless Telecommunication Services — 3.3%
190	American Tower Corp., Class A (a)	7,416
138	Clearwire Corp., Class A (a)	2,817
145	NII Holdings, Inc. (a)	10,786
273	Rogers Communications, Inc., Class B (Canada)	8,940

		29,959

	Total Common Stocks (Cost $773,082)	906,461

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
9,007	JPMorgan Prime Money Market Fund (b) (m) (Cost $9,007)	9,007

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 18.2%
	Certificate of Deposit — 0.4%
4,000	Barclays, New York, FRN, 5.33%, 06/06/07	4,000

	Corporate Notes — 7.5%
1,000	Alliance and Leicester plc, FRN, 5.33%, 04/30/08	1,000
2,000	Allstate Life Global Funding, FRN, 5.32%, 04/30/08	2,000
4,000	American Express Credit Corp., FRN, 5.32%, 06/12/07	4,000
6,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	6,000
6,995	Beta Finance, Inc., FRN, 5.39%, 02/20/09	6,995
6,700	Caixa Catal, FRN, 5.40%, 04/28/08	6,700
900	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	900

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3,999	Comerica, FRN, 5.31%, 11/13/07	3,999
6,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	6,500
2,500	Landsbanki Islands HF, FRN, 5.41%, 04/16/07	2,500
3,400	Links Finance LLC, FRN, 5.37%, 10/15/07	3,400
6,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	6,000
4,750	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	4,750
4,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	4,999
3,500	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	3,500
5,000	Wachovia Bank N.A., FRN, 5.36%, 02/23/09	5,000

		68,243

	Repurchase Agreements — 9.2%
23,677	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $23,688, collateralized by U.S. Government Agency Mortgages	23,677
30,000	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $30,014, collateralized by U.S. Government Agency Mortgages	30,000
30,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $30,014, collateralized by U.S. Government Agency Mortgages	30,000

		83,677

	Time Deposits — 1.1%
5,000	HSBC Toronto, 5.35%, 08/23/07	5,000
5,000	Sun Trust Bank, Atlanta, FRN, 5.33%, 07/30/07	5,000

		10,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $165,920)	165,920

	Total Investments — 119.0% (Cost $948,009)	1,081,388
	Liabilities in Excess of Other Assets — (19.0)%	(172,879)

	Net Assets — 100.0%	$908,509

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$149,276
Aggregate gross unrealized depreciation		(15,897)

Net unrealized appreciation/depreciation		$133,379

Federal income tax cost of investments		$948,009

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 100.0%
	Common Stocks — 100.0%
	Aerospace & Defense — 3.6%
20	Boeing Co.	1,751
34	Goodrich Corp.	1,745
42	Honeywell International, Inc.	1,944
44	Northrop Grumman Corp.	3,251
61	United Technologies Corp.	3,978

		12,669

	Auto Components — 0.7%
27	Johnson Controls, Inc.	2,574

	Beverages — 0.8%
59	Coca-Cola Co. (The)	2,818

	Biotechnology — 1.6%
83	Amgen, Inc. (a)	4,638
8	Gilead Sciences, Inc. (a)	574
16	Vertex Pharmaceuticals, Inc. (a)	440

		5,652

	Capital Markets — 3.6%
5	Bank of New York Co., Inc. (The)	211
21	E*Trade Financial Corp. (a)	454
25	Franklin Resources, Inc.	3,009
2	Goldman Sachs Group, Inc. (The)	393
71	Morgan Stanley	5,592
35	State Street Corp.	2,240
47	TD AMERITRADE Holding Corp. (a)	702

		12,601

	Chemicals — 2.1%
16	Air Products & Chemicals, Inc.	1,190
14	Dow Chemical Co. (The)	619
46	Praxair, Inc.	2,915
55	Rohm & Haas Co.	2,824

		7,548

	Commercial Banks — 4.2%
18	Comerica, Inc.	1,058
2	First Horizon National Corp.	66
25	Marshall & Ilsley Corp.	1,158
22	SunTrust Banks, Inc.	1,819
41	TCF Financial Corp.	1,070
90	U.S. Bancorp	3,140
56	Wachovia Corp.	3,072
96	Wells Fargo & Co.	3,312

		14,695

	Communications Equipment — 4.3%
227	Cisco Systems, Inc. (a)	5,793
139	Corning, Inc. (a)	3,163
34	Juniper Networks, Inc. (a)	669
31	Motorola, Inc.	552
111	QUALCOMM, Inc.	4,735
37	Tellabs, Inc. (a)	366

		15,278

	Computers & Peripherals — 3.2%
17	Apple, Inc. (a)	1,552
7	EMC Corp. (a)	91
98	Hewlett-Packard Co.	3,922
49	International Business Machines Corp.	4,609
3	NCR Corp. (a)	162
2	SanDisk Corp. (a)	74
122	Sun Microsystems, Inc. (a)	733

		11,143

	Consumer Finance — 0.7%
6	American Express Co.	310
30	Capital One Financial Corp.	2,287

		2,597

	Diversified Financial Services — 6.4%
193	Bank of America Corp.	9,821
57	CIT Group, Inc.	3,038
191	Citigroup, Inc.	9,806

		22,665

	Diversified Telecommunication Services — 3.4%
171	AT&T, Inc. (m)	6,727
134	Verizon Communications, Inc.	5,077

		11,804

	Electric Utilities — 3.0%
61	American Electric Power Co., Inc.	2,969
78	Edison International	3,847
57	Northeast Utilities	1,852
99	Sierra Pacific Resources (a)	1,715

		10,383

	Electrical Equipment — 0.1%
4	Rockwell Automation, Inc.	215

	Energy Equipment & Services — 2.1%
20	Baker Hughes, Inc.	1,342
19	BJ Services Co.	533

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

55	Halliburton Co.	1,733
15	Nabors Industries Ltd. (Bermuda) (a)	436
32	Schlumberger Ltd.	2,232
26	Weatherford International Ltd. (a)	1,159

		7,435

	Food & Staples Retailing — 1.7%
33	CVS/Caremark Corp.	1,120
30	Safeway, Inc.	1,106
39	SUPERVALU, Inc.	1,508
39	SYSCO Corp.	1,316
18	Wal-Mart Stores, Inc.	850

		5,900

	Food Products — 1.1%
3	General Mills, Inc.	198
9	Kellogg Co.	458
46	Kraft Foods, Inc.	1,453
34	Wm. Wrigley, Jr. Co.	1,716

		3,825

	Health Care Equipment & Supplies — 0.6%
33	Baxter International, Inc.	1,717
2	Medtronic, Inc.	93
3	Zimmer Holdings, Inc. (a)	274

		2,084

	Health Care Providers & Services — 2.8%
42	Aetna, Inc.	1,826
6	Cigna Corp.	899
24	McKesson Corp.	1,399
14	Medco Health Solutions, Inc. (a)	1,008
14	UnitedHealth Group, Inc.	763
48	WellPoint, Inc. (a)	3,893

		9,788

	Hotels, Restaurants & Leisure — 1.2%
22	Carnival Corp.	1,035
7	International Game Technology	279
20	McDonald’s Corp.	910
28	Starwood Hotels & Resorts Worldwide, Inc.	1,783
7	Wyndham Worldwide Corp. (a)	229

		4,236

	Household Durables — 0.6%
11	Centex Corp.	451
1	D.R. Horton, Inc.	28
8	Lennar Corp., Class A	321
42	Toll Brothers, Inc. (a)	1,161

		1,961

	Household Products — 2.5%
142	Procter & Gamble Co.	8,937

	Independent Power Producers & Energy Traders — 0.1%
25	Dynegy, Inc., Class A (a)	227

	Industrial Conglomerates — 3.5%
13	3M Co.	1,009
297	General Electric Co.	10,513
8	Textron, Inc.	727

		12,249

	Insurance — 4.2%
10	Aflac, Inc. (m)	447
44	AMBAC Financial Group, Inc.	3,836
20	American International Group, Inc.	1,324
13	Assurant, Inc.	686
17	Chubb Corp. (The)	868
94	Genworth Financial, Inc.	3,288
10	Hartford Financial Services Group, Inc.	908
34	MBIA, Inc.	2,201
14	Protective Life Corp.	599
7	Prudential Financial, Inc.	632

		14,789

	Internet Software & Services — 2.4%
62	eBay, Inc. (a)	2,045
9	Google, Inc., Class A (a)	4,261
68	Yahoo!, Inc. (a)	2,137

		8,443

	IT Services — 0.3%
7	Affiliated Computer Services, Inc., Class A (a)	424
6	Automatic Data Processing, Inc.	271
6	Computer Sciences Corp. (a)	329
1	Sabre Holdings Corp., Class A	16

		1,040

	Machinery — 1.3%
3	Caterpillar, Inc.	214
12	Danaher Corp.	865
17	Eaton Corp.	1,420
16	Illinois Tool Works, Inc.	800
28	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,223

		4,522

	Media — 3.0%
8	CBS Corp., Class B	257
4	Clear Channel Communications, Inc.	147
68	Comcast Corp., Class A (a)	1,762
2	DIRECTV Group, Inc. (The) (a)	37
37	E.W. Scripps Co., Class A	1,631
4	EchoStar Communications Corp., Class A (a)	174

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Gannett Co., Inc.	636
3	New York Times Co., Class A	80
158	News Corp., Class A	3,644
- (h)	Viacom, Inc., Class B (a)	8
63	Walt Disney Co. (The)	2,179

		10,555

	Metals & Mining — 0.9%
54	Alcoa, Inc.	1,841
15	United States Steel Corp.	1,477

		3,318

	Multi-Utilities — 1.2%
55	CMS Energy Corp.	972
17	DTE Energy Co.	819
1	PG&E Corp.	39
11	SCANA Corp.	458
81	Xcel Energy, Inc.	1,987

		4,275

	Multiline Retail — 2.3%
4	Family Dollar Stores, Inc.	104
29	J.C. Penney Co., Inc.	2,391
40	Kohl’s Corp. (a)	3,049
45	Target Corp.	2,678

		8,222

	Oil, Gas & Consumable Fuels — 7.4%
2	Chesapeake Energy Corp.	49
24	Chevron Corp.	1,797
36	ConocoPhillips	2,454
16	Devon Energy Corp.	1,121
159	Exxon Mobil Corp.	11,966
19	Hess Corp.	1,076
10	Marathon Oil Corp.	998
62	Occidental Petroleum Corp.	3,077
6	Sunoco, Inc.	409
13	Valero Energy Corp.	864
40	XTO Energy, Inc.	2,182

		25,993

	Paper & Forest Products — 0.4%
46	Domtar Corp. (Canada) (a)	431
14	Weyerhaeuser Co.	1,065

		1,496

	Personal Products — 0.1%
12	Avon Products, Inc.	455

	Pharmaceuticals — 7.3%
92	Abbott Laboratories	5,156
10	Bristol-Myers Squibb Co.	269
11	Eli Lilly & Co.	564
31	Johnson & Johnson	1,862
115	Merck & Co., Inc.	5,075
79	Pfizer, Inc.	2,001
189	Schering-Plough Corp.	4,827
26	Sepracor, Inc. (a)	1,198
97	Wyeth	4,833

		25,785

	Real Estate Investment Trusts (REITs) — 1.2%
10	Apartment Investment & Management Co.	583
9	Boston Properties, Inc.	1,080
16	Hospitality Properties Trust	725
12	Host Hotels & Resorts, Inc.	316
12	ProLogis	805
19	UDR, Inc.	573

		4,082

	Road & Rail — 2.0%
38	Burlington Northern Santa Fe Corp.	3,048
24	CSX Corp.	965
61	Norfolk Southern Corp.	3,087

		7,100

	Semiconductors & Semiconductor Equipment — 1.9%
2	Altera Corp. (a)	44
47	Intel Corp.	899
3	KLA-Tencor Corp.	160
49	Linear Technology Corp.	1,532
36	LSI Logic Corp. (a)	380
2	Maxim Integrated Products, Inc.	62
4	Texas Instruments, Inc.	129
131	Xilinx, Inc.	3,358

		6,564

	Software — 3.5%
336	Microsoft Corp.	9,362
171	Oracle Corp. (a)	3,098

		12,460

	Specialty Retail — 1.7%
16	Abercrombie & Fitch Co.	1,241
14	Advance Auto Parts, Inc.	524
9	Best Buy Co., Inc.	439
36	CarMax, Inc. (a)	879
5	Dick’s Sporting Goods, Inc. (a)	280

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Home Depot, Inc.	389
2	Office Depot, Inc. (a)	56
69	Staples, Inc.	1,775
6	TJX Cos., Inc.	164
2	TravelCenters of America LLC (a)	66

		5,813

	Textiles, Apparel & Luxury Goods — 0.8%
32	Coach, Inc. (a)	1,622
11	Nike, Inc., Class B	1,137

		2,759

	Thrifts & Mortgage Finance — 1.1%
32	Countrywide Financial Corp.	1,087
15	Fannie Mae	813
1	Freddie Mac	30
31	MGIC Investment Corp.	1,797

		3,727

	Tobacco — 2.3%
93	Altria Group, Inc.	8,184

	Trading Companies & Distributors — 0.3%
12	W.W. Grainger, Inc.	896

	Wireless Telecommunication Services — 0.5%
96	Sprint Nextel Corp.	1,813

	Total Common Stocks (Cost $230,836)	351,575

Principal Amount ($)

	Short-Term Investment — 0.3%
	U.S. Treasury Obligations — 0.3%
955	U.S. Treasury Notes, 3.63%, 06/30/07 (k) (m) (Cost $951)	951

	Investments of Cash Collateral for Securities on Loan — 9.3%
	Certificate of Deposit — 0.5%
1,750	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	1,750

	Corporate Notes — 3.8%
1,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	1,000
1,500	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	1,500
1,700	American Express Credit Corp., FRN, 5.32%, 06/12/07	1,700
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	1,000
200	Beta Finance, Inc., FRN, 5.37%, 01/15/08	200
1,750	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	1,750
2,000	Citigroup Global Markets Holding, Inc., FRN, 5.51%, 04/06/07	2,000
1,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	1,000
1,500	Morgan Stanley, Inc., FRN, 5.62%, 04/30/08	1,500
1,600	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	1,600

		13,250

	Repurchase Agreements — 4.7%
3,934	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $3,936, collateralized by U.S. Government Agency Mortgages	3,934
6,400	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400
6,400	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400

		16,734

	Time Deposit — 0.3%
1,000	Northern Rock plc, 5.32%, 05/15/07	1,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $32,734)	32,734

	Total Investments — 109.6% (Cost $264,521)	385,260
	Liabilities in Excess of Other Assets — (9.6)%	(33,628)

	NET ASSETS — 100.0%	$351,632

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 03/31/07 (USD)

Long Futures Outstanding
5	S&P 500 Index	June, 2007	$ 1,789

ABBREVIATIONS:
(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,414
Aggregate gross unrealized depreciation	(675)

Net unrealized appreciation/depreciation	$120,739

Federal income tax cost of investments	$264,521

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 107.5%
	Common Stocks — 63.9%
	Aerospace & Defense — 2.2%
-(h)	AAR Corp. (a) (m)	11
1	BE Aerospace, Inc. (a) (m)	41
34	Boeing Co. (m)	3,028
1	Ceradyne, Inc. (a) (m)	33
1	Curtiss-Wright Corp. (m)	23
2	Esterline Technologies Corp. (a) (m)	90
18	General Dynamics Corp. (m)	1,380
16	Goodrich Corp. (m)	808
1	Heico Corp. (m)	29
18	Honeywell International, Inc.	829
1	K&F Industries Holdings, Inc. (a)	24
15	Lockheed Martin Corp.	1,461
5	Moog, Inc., Class A (a)	192
20	Northrop Grumman Corp.	1,469
1	Orbital Sciences Corp. (a)	11
25	Raytheon Co.	1,316
-(h)	Triumph Group, Inc.	12
-(h)	United Industrial Corp.	17
26	United Technologies Corp.	1,669

		12,443

	Air Freight & Logistics — 0.2%
1	Hub Group, Inc., Class A (a)	40
25	TNT N.V. (Netherlands)	1,134

		1,174

	Airlines — 0.3%
1	Alaska Air Group, Inc. (a) (m)	23
11	AMR Corp. (a) (m)	320
9	Continental Airlines, Inc., Class B (a) (m)	330
5	ExpressJet Holdings, Inc. (a) (m)	27
4	Republic Airways Holdings, Inc. (a)	96
3	Skywest, Inc.	72
9	UAL Corp. (a)	349
7	U.S. Airways Group, Inc. (a)	324

		1,541

	Auto Components — 0.8%
1	Aftermarket Technology Corp. (a) (m)	34
1	ArvinMeritor, Inc. (m)	25
8	Compagnie Generale des Etablissements Michelin, Class B (France)	848
4	Continental AG (Germany)	575
32	Johnson Controls, Inc.	3,033
-(h)	Sauer-Danfoss, Inc.	3
1	Shiloh Industries, Inc.	6
4	Tenneco, Inc. (a)	92
38	TI Automotive Ltd., Class A (United Kingdom) (a)	-(h)

		4,616

	Automobiles — 0.3%
12	Bayerische Motoren Werke AG (Germany)	724
19	Toyota Motor Corp. (Japan)	1,210

		1,934

	Beverages — 0.4%
13	Coca-Cola Co. (The) (m)	609
53	Kirin Brewery Co., Ltd. (Japan)	765
4	Molson Coors Brewing Co., Class B	415
1	National Beverage Corp. (a)	23
11	PepsiCo, Inc.	712

		2,524

	Biotechnology — 0.4%
1	Alexion Pharmaceuticals, Inc. (a) (m)	35
2	Alkermes, Inc. (a) (m)	25
21	Amgen, Inc. (a) (m)	1,201
1	Amylin Pharmaceuticals, Inc. (a) (m)	19
2	Arena Pharmaceuticals, Inc. (a) (m)	16
1	BioMarin Pharmaceuticals, Inc. (a) (m)	22
1	Cell Genesys, Inc. (a) (m)	5
1	Combinatorx, Inc. (a) (m)	5
2	Cubist Pharmaceuticals, Inc. (a) (m)	36
1	Gilead Sciences, Inc. (a) (m)	76

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	GTx, Inc. (a) (m)	18
2	Human Genome Sciences, Inc. (a)	17
2	Incyte Corp. (a)	11
1	Keryx Biopharmaceuticals, Inc. (a)	14
2	LifeCell Corp. (a)	37
1	MannKind Corp. (a)	16
1	Martek Biosciences Corp. (a)	12
2	Medarex, Inc. (a)	25
9	MedImmune, Inc. (a)	309
2	Myriad Genetics, Inc. (a)	62
1	Progenics Pharmaceuticals, Inc. (a)	17
2	Regeneron Pharmaceuticals, Inc. (a)	39
1	Telik, Inc. (a)	4
1	Theravance, Inc. (a)	18
1	United Therapeutics Corp. (a)	43
10	Vertex Pharmaceuticals, Inc. (a)	269

		2,351

	Building Products — 0.1%
-(h)	Ameron International Corp. (m)	26
-(h)	Griffon Corp. (a) (m)	8
5	INSTEEL Industries, Inc.	79
1	NCI Building Systems, Inc. (a)	48
88	Nippon Sheet Glass Co., Ltd. (Japan)	460
1	Universal Forest Products, Inc.	56

		677

	Capital Markets — 3.1%
-(h)	Bank of New York Co., Inc. (The) (m)	16
9	Bear Stearns Cos., Inc. (The) (m)	1,307
-(h)	Calamos Asset Management, Inc., Class A (m)	9
92	Daiwa Securities Group, Inc. (Japan)	1,106
9	Deutsche Bank AG (Registered) (Germany)	1,205
2	E*Trade Financial Corp. (a) (m)	40
5	Franklin Resources, Inc. (m)	622
11	Goldman Sachs Group, Inc. (m)	2,232
3	Knight Capital Group, Inc., Class A (a)	46
20	Lehman Brothers Holdings, Inc.	1,390
60	Man Group plc (United Kingdom)	657
1	MCG Capital Corp.	17
22	Merrill Lynch & Co., Inc.	1,769
53	Morgan Stanley	4,180
-(h)	optionsXpress Holdings, Inc.	9
-(h)	Piper Jaffray Cos. (a)	12
32	State Street Corp.	2,091
40	TD AMERITRADE Holding Corp. (a)	598
3	Technology Investment Capital Corp.	48
1	TradeStation Group, Inc. (a)	8
2	Waddell & Reed Financial, Inc.	40

		17,402

	Chemicals — 1.6%
1	A. Schulman, Inc.	12
1	Air Products & Chemicals, Inc. (m)	89
24	Arkema (France) (a)	1,366
-(h)	Balchem Corp. (m)	8
23	Bayer AG (Germany)	1,446
1	Dow Chemical Co. (The) (m)	57
1	Georgia Gulf Corp. (m)	11
2	H.B. Fuller Co. (m)	60
3	Hercules, Inc. (a) (m)	61
-(h)	Kronos Worldwide, Inc.	3
20	Lanxess AG (Germany) (a)	1,030
128	Makhteshim-Agan Industries Ltd. (Israel)	809
5	Monsanto Co.	264
1	NewMarket Corp.	24
1	Pioneer Cos., Inc. (a)	19
34	Praxair, Inc.	2,111
18	Rohm & Haas Co.	941
1	Spartech Corp.	41
3	W.R. Grace & Co. (a) (m)	79
62	Zeon Corp. (Japan)	637

		9,068

	Commercial Banks — 4.4%
-(h)	1st Source Corp. (m)	5
27	ABN AMRO Holdings N.V. (Netherlands)	1,146
1	Amcore Financial, Inc. (m)	25
1	Ameris Bancorp (m)	14
-(h)	Associated Banc-Corp. (m)	4
-(h)	BancFirst Corp. (m)	9

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Bank of Granite Corp. (m)	17
98	Barclays plc (United Kingdom)	1,384
-(h)	Camden National Corp. (m)	4
-(h)	Capital Corp. of the West (m)	5
-(h)	Capitol Bancorp Ltd. (m)	15
-(h)	Cardinal Financial Corp. (m)	3
1	Center Financial Corp. (m)	12
1	Central Pacific Financial Corp. (m)	33
-(h)	Chemical Financial Corp. (m)	10
-(h)	Citizens Banking Corp. (m)	6
1	City Holding Co. (m)	20
-(h)	Columbia Bancorp (m)	2
1	Columbia Banking System, Inc. (m)	34
1	Comerica, Inc. (m)	77
-(h)	Community Bancorp (a) (m)	12
1	Community Bank System, Inc. (m)	27
-(h)	Community Trust Bancorp, Inc. (m)	16
-(h)	Enterprise Financial Services Corp. (m)	3
3	First Bancorp (m)	38
-(h)	First Community Bancshares, Inc. (m)	8
-(h)	First Horizon National Corp. (m)	4
1	First Regional Bancorp (a) (m)	18
1	First Republic Bank (m)	30
-(h)	FNB Corp. (m)	11
1	Glacier Bancorp, Inc. (m)	15
-(h)	Great Southern Bancorp, Inc. (m)	9
1	Greater Bay Bancorp (m)	24
-(h)	Greene County Bancshares, Inc. (m)	7
13	Hana Financial Group, Inc. (South Korea)	691
4	Hanmi Financial Corp. (m)	82
-(h)	Heritage Commerce Corp. (m)	8
-(h)	Horizon Financial Corp.	6
133	HSBC Holdings plc (United Kingdom)	2,320
2	IBERIABANK Corp.	90
2	Independent Bank Corp.	33
1	International Bancshares Corp.	24
1	Intervest Bancshares Corp. (a)	17
119	Intesa Sanpaolo S.p.A. (Italy)	907
8	Keycorp	312
1	Lakeland Financial Corp.	18
-(h)	Macatawa Bank Corp.	3
61	Marfin Popular Bank Public Co., Ltd., Class B (Cyprus) (a)	661
6	Marshall & Ilsley Corp.	292
-(h)	MB Financial, Inc.	11
1	Mercantile Bank Corp.	18
4	Nara Bancorp, Inc.	65
37	National City Corp.	1,365
1	NBT Bancorp, Inc.	11
80	Nishi-Nippon City Bank Ltd. (The) (Japan)	354
1	Oriental Financial Group	14
1	Pacific Capital Bancorp	22
1	Peoples Bancorp, Inc.	13
17	PNC Financial Services Group, Inc.	1,221
-(h)	PremierWest Bancorp	3
1	PrivateBancorp, Inc.	33
4	R&G Financial Corp., Class B (a)	21
-(h)	Renasant Corp.	5
-(h)	Republic Bancorp, Inc., Class A	5
37	Royal Bank of Scotland Group plc (United Kingdom)	1,463
-(h)	Santander BanCorp	2
-(h)	Sierra Bancorp	3
-(h)	Simmons First National Corp., Class A	9
-(h)	Smithtown Bancorp, Inc.	3
1	Southwest Bancorp, Inc.	31
5	Sterling Bancshares, Inc.	57
1	Sterling Financial Corp.	36
-(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	1,322
11	SunTrust Banks, Inc.	905
1	Taylor Capital Group, Inc.	17
14	TCF Financial Corp.	377
-(h)	TriCo Bancshares	7
92	U.S. Bancorp	3,232
1	Umpqua Holdings Corp.	18
8	Unibanco - Uniao de Bancos Brasileiros S.A. GDR (Brazil)	706
88	UniCredito Italiano S.p.A. (Italy)	838
-(h)	Virginia Commerce Bancorp (a)	2
44	Wachovia Corp.	2,435

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

55	Wells Fargo & Co.	1,904
1	West Coast Bancorp	38
1	Westamerica Bancorp.	67
7	W Holding Co., Inc.	34
1	Wilshire Bancorp, Inc.	23

		25,201

	Commercial Services & Supplies — 0.6%
5	Avery Dennison Corp. (m)	347
71	Brambles Ltd. (Australia) (a)	784
-(h)	Clean Harbors, Inc. (a) (m)	5
1	Consolidated Graphics, Inc. (a) (m)	74
-(h)	CRA International, Inc. (a) (m)	5
6	Deluxe Corp. (m)	198
1	Ennis, Inc. (m)	21
2	First Consulting Group, Inc. (a) (m)	15
1	GEO Group, Inc. (The) (a) (m)	54
1	Heidrick & Struggles International, Inc. (a) (m)	44
2	Herman Miller, Inc.	57
1	Hudson Highland Group, Inc. (a)	9
7	IKON Office Solutions, Inc.	103
1	John H. Harland Co. (m)	67
4	Kforce, Inc. (a)	56
1	Knoll, Inc.	21
2	Korn/Ferry International (a)	34
2	Labor Ready, Inc. (a)	46
2	Navigant Consulting, Inc. (a)	30
10	R.R. Donnelley & Sons Co. (m)	357
1	Spherion Corp. (a)	11
4	TeleTech Holdings, Inc. (a)	132
-(h)	Tetra Tech, Inc. (a)	8
1	United Stationers, Inc. (a)	36
14	USG People N.V. (Netherlands)	567
1	Volt Information Sciences, Inc. (a)	16
17	Waste Management, Inc.	592

		3,689

	Communications Equipment — 2.0%
4	3Com Corp. (a)	17
63	Alcatel-Lucent (France)	743
3	Arris Group, Inc. (a) (m)	48
1	Avocent Corp. (a) (m)	27
-(h)	Bel Fuse, Inc., Class B (m)	12
1	Black Box Corp. (m)	26
1	C-COR, Inc. (a) (m)	10
214	Cisco Systems, Inc. (a) (m)	5,469
1	CommScope, Inc. (a) (m)	51
105	Corning, Inc. (a) (m)	2,388
1	Digi International, Inc. (a) (m)	6
1	Ditech Networks, Inc. (a) (m)	5
2	Extreme Networks, Inc. (a) (m)	10
3	Finisar Corp. (a) (m)	12
1	Foundry Networks, Inc. (a) (m)	18
1	Harmonic, Inc. (a) (m)	9
4	Inter-Tel, Inc.	102
1	InterDigital Communications Corp. (a)	35
20	Juniper Networks, Inc. (a)	394
1	MasTec, Inc. (a)	5
27	Motorola, Inc.	473
3	MRV Communications, Inc. (a)	9
1	NETGEAR, Inc. (a)	23
1	Packeteer, Inc. (a)	16
2	Plantronics, Inc.	40
1	Polycom, Inc. (a)	20
2	Powerwave Technologies, Inc. (a)	11
32	QUALCOMM, Inc.	1,369
-(h)	Radyne Corp. (a)	3
-(h)	SafeNet, Inc. (a)	8
1	Sonus Networks, Inc. (a)	6
1	Spirent Communications plc (United Kingdom) (a)	1
2	Symmetricom, Inc. (a)	18
1	Tekelec (a)	14
3	Tellabs, Inc. (a)	30
1	UTStarcom, Inc. (a)	12

		11,440

	Computers & Peripherals — 1.9%
2	Adaptec, Inc. (a) (m)	7
11	Apple, Inc. (a) (m)	1,031
52	Brocade Communications Systems, Inc. (a) (m)	496

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

23	Dell, Inc. (a) (m)	534
-(h)	Electronics for Imaging, Inc. (a) (m)	8
51	EMC Corp. (a) (m)	701
2	Emulex Corp. (a) (m)	31
3	Gateway, Inc. (a) (m)	6
107	Hewlett-Packard Co.	4,290
2	Hypercom Corp. (a)	13
1	Imation Corp.	40
36	International Business Machines Corp.	3,354
6	Lexmark International, Inc., Class A (a)	334
1	NCR Corp. (a)	33
1	Palm, Inc. (a)	24
3	Quantum Corp. (a)	7
-(h)	SanDisk Corp. (a)	4
11	Sun Microsystems, Inc. (a)	64
-(h)	Synaptics, Inc. (a)	10

		10,987

	Construction & Engineering — 0.2%
40	Skanska AB, Class B (Sweden)	900
-(h)	Washington Group International, Inc. (a)	26

		926

	Construction Materials — 0.0% (g)
1	Headwaters, Inc. (a) (m)	13
2	U.S. Concrete, Inc. (a)	13

		26

	Consumer Finance — 0.3%
2	Advance America, Cash Advance Centers, Inc. (m)	26
1	Advanta Corp., Class B (m)	26
12	American Express Co. (m)	688
3	Capital One Financial Corp. (m)	196
5	Cash America International, Inc. (m)	197
1	CompuCredit Corp. (a) (m)	25
3	Dollar Financial Corp. (a) (m)	82
2	EZCORP, Inc., Class A (a) (m)	22
1	First Cash Financial Services, Inc. (a) (m)	11
7	First Marblehead Corp. (The) (m)	333
-(h)	United PanAm Financial Corp. (a)	4
1	World Acceptance Corp. (a)	40

		1,650

	Containers & Packaging — 0.0% (g)
-(h)	AEP Industries, Inc. (a) (m)	17
-(h)	Greif, Inc., Class A (m)	34
3	Myers Industries, Inc.	62
1	Rock-Tenn Co., Class A	23
1	Silgan Holdings, Inc.	56

		192

	Distributors — 0.1%
1	Building Materials Holding Corp. (m)	20
188	Li & Fung Ltd. (Hong Kong)	588

		608

	Diversified Consumer Services — 0.1%
8	Sotheby’s	367
1	Vertrue, Inc. (a)	43

		410

	Diversified Financial Services — 2.4%
-(h)	Asta Funding, Inc. (m)	17
7	Banca Italease S.p.A. (Italy)	446
132	Bank of America Corp. (m)	6,737
7	CIT Group, Inc. (m)	364
87	Citigroup, Inc. (m)	4,446
37	ING Groep N.V. CVA (Netherlands)	1,568
1	Marlin Business Services Corp. (a)	15
1	Medallion Financial Corp.	16

		13,609

	Diversified Telecommunication Services — 2.3%
176	AT&T, Inc. (m)	6,922
8	CenturyTel, Inc. (m)	350
23	Cincinnati Bell, Inc. (a) (m)	108
1	CT Communications, Inc. (m)	31
7	Embarq Corp. (m)	415
1	Golden Telecom, Inc. (Russia) (m)	33
11	Premiere Global Services, Inc. (a)	125
41	Qwest Communications International, Inc. (a)	370
46	Royal KPN N.V. (Netherlands)	719
-(h)	Singapore Telecommunications Ltd. (Singapore)	1
64	Telefonica S.A. (Spain)	1,409
1	Time Warner Telecom, Inc., Class A (a)	27

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

63	Verizon Communications, Inc.	2,399
24	Windstream Corp.	349

		13,258

	Electric Utilities — 1.3%
5	American Electric Power Co., Inc. (m)	229
24	Duke Energy Corp. (m)	493
8	E.ON AG (Germany)	1,018
31	Edison International (m)	1,533
3	El Paso Electric Co. (a) (m)	82
19	FirstEnergy Corp. (m)	1,249
15	FPL Group, Inc. (m)	904
-(h)	Idacorp, Inc.	13
27	Northeast Utilities	898
44	Sierra Pacific Resources (a)	756
-(h)	UIL Holdings Corp.	6
2	UniSource Energy Corp.	56
4	Westar Energy, Inc.	99

		7,336

	Electrical Equipment — 0.5%
1	A.O. Smith Corp.	19
7	Acuity Brands, Inc. (m)	385
1	Evergreen Solar, Inc. (a) (m)	14
8	General Cable Corp. (a) (m)	434
1	Power-One, Inc. (a)	4
3	Regal-Beloit Corp.	121
1	Rockwell Automation, Inc.	51
12	Schneider Electric S.A. (France)	1,578

		2,606

	Electronic Equipment & Instruments — 0.7%
1	Aeroflex, Inc. (a) (m)	16
2	Agilysys, Inc. (m)	54
2	Anixter International, Inc. (a) (m)	119
2	Benchmark Electronics, Inc. (a) (m)	31
-(h)	CalAmp Corp. (a) (m)	3
1	Checkpoint Systems, Inc. (a) (m)	16
1	CTS Corp. (m)	14
1	Echelon Corp. (a) (m)	9
4	Global Imaging Systems, Inc. (a) (m)	80
35	Hon Hai Precision Industry Co., Ltd. GDR (Registered) (Taiwan)	475
21	Hoya Corp. (Japan)	677
1	Insight Enterprises, Inc. (a)	14
1	Itron, Inc. (a)	52
1	KEMET Corp. (a)	7
33	LG.Philips LCD Co., Ltd. ADR (South Korea) (a)	576
-(h)	MTS Systems Corp.	12
1	Plexus Corp. (a)	19
1	RadiSys Corp. (a)	10
-(h)	Rofin-Sinar Technologies, Inc. (a)	12
-(h)	SunPower Corp., Class A (a)	9
34	Taiyo Yuden Co., Ltd. (Japan)	705
1	Technitrol, Inc.	26
3	TTM Technologies, Inc. (a)	25
53	Yokogawa Electric Corp. (Japan)	802

		3,763

	Energy Equipment & Services — 0.6%
12	Baker Hughes, Inc. (m)	813
1	Basic Energy Services, Inc. (a) (m)	12
2	BJ Services Co. (m)	53
5	Grey Wolf, Inc. (a) (m)	33
1	Gulfmark Offshore, Inc. (a) (m)	22
12	Halliburton Co. (m)	384
1	Hanover Compressor Co. (a) (m)	31
1	Hercules Offshore, Inc. (a) (m)	13
1	Hydril Co. (a)	48
2	Input/Output, Inc. (a)	21
1	Lone Star Technologies, Inc. (a)	59
-(h)	Lufkin Industries, Inc.	22
1	Nabors Industries Ltd. (Bermuda) (a)	36
1	Newpark Resources (a)	5
1	Oil States International, Inc. (a)	29
3	Parker Drilling Co. (a)	31
1	RPC, Inc.	20
26	Schlumberger Ltd. (Netherlands)	1,790
1	T-3 Energy Services, Inc. (a)	12
3	Trico Marine Services, Inc. (a)	100
1	Union Drilling, Inc. (a)	16
2	Weatherford International Ltd. (Bermuda) (a)	86

		3,636

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food & Staples Retailing — 1.5%
20	CVS/Caremark Corp. (m)	690
53	Kroger Co. (The)	1,499
1	Nash Finch Co.	17
2	Pantry, Inc. (The) (a)	77
12	Safeway, Inc.	437
2	Spartan Stores, Inc.	40
46	SUPERVALU, Inc.	1,805
47	SYSCO Corp.	1,584
160	Tesco plc (United Kingdom)	1,397
2	Wal-Mart Stores, Inc.	80
42	Woolworths Ltd. (Australia)	913

		8,539

	Food Products — 0.5%
6	General Mills, Inc. (m)	367
5	Groupe Danone (France)	864
1	Imperial Sugar Co.	17
1	J & J Snack Foods Corp.	35
1	Kellogg Co.	67
3	Kraft Foods, Inc., Class A	104
99	Premier Foods plc (United Kingdom)	568
13	Wm. Wrigley, Jr., Co.	662

		2,684

	Gas Utilities — 0.2%
7	Energen Corp. (m)	374
1	New Jersey Resources Corp.	45
1	Nicor, Inc.	48
1	Northwest Natural Gas Co.	32
8	ONEOK, Inc.	354
1	South Jersey Industries, Inc.	23
2	Southwest Gas Corp.	58
1	WGL Holdings, Inc.	29

		963

	Health Care Equipment & Supplies — 0.3%
-(h)	Arrow International, Inc. (m)	13
1	Arthrocare Corp. (a) (m)	32
3	Baxter International, Inc. (m)	179
-(h)	Becton, Dickinson & Co. (m)	15
-(h)	Biosite, Inc. (a) (m)	25
2	Conmed Corp. (a) (m)	64
1	Haemonetics Corp. (a) (m)	28
1	Hologic, Inc. (a)	58
2	Immucor, Inc. (a)	56
1	Integra LifeSciences Holdings Corp. (a)	27
1	Inverness Medical Innovations, Inc. (a)	31
-(h)	Kyphon, Inc. (a)	20
8	Medtronic, Inc.	407
1	Mentor Corp.	28
1	Neurometrix, Inc. (a)	11
-(h)	Palomar Medical Technologies, Inc. (a)	12
1	PolyMedica Corp.	30
3	STERIS Corp.	72
-(h)	SurModics, Inc. (a)	11
15	Terumo Corp. (Japan)	586
2	Thoratec Corp. (a)	46
2	Viasys Healthcare, Inc. (a)	58
-(h)	Zimmer Holdings, Inc. (a)	17

		1,826

	Health Care Providers & Services — 1.7%
45	Aetna, Inc. (m)	1,966
3	Alliance Imaging, Inc. (a) (m)	24
2	AMERIGROUP Corp. (a) (m)	49
6	AmerisourceBergen Corp. (m)	313
1	AMN Healthcare Services, Inc. (a) (m)	23
1	Apria Healthcare Group, Inc. (a) (m)	32
2	Centene Corp. (a) (m)	38
3	Cigna Corp. (m)	439
4	Five Star Quality Care, Inc. (a) (m)	37
-(h)	Genesis HealthCare Corp. (a) (m)	25
4	Gentiva Health Services, Inc. (a) (m)	87
6	Humana, Inc. (a)	372
2	inVentiv Health, Inc. (a)	61
1	Kindred Healthcare, Inc. (a)	29
5	Laboratory Corp. of America Holdings (a)	328
1	LCA-Vision, Inc.	25
1	Magellan Health Services, Inc. (a)	34

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	McKesson Corp.	552
8	Medco Health Solutions, Inc. (a)	566
-(h)	Molina Healthcare, Inc. (a)	6
4	PSS World Medical, Inc. (a)	74
2	Psychiatric Solutions, Inc. (a)	81
1	Res-Care, Inc. (a)	23
1	Sunrise Senior Living, Inc. (a)	40
1	Symbion, Inc. (a)	18
1	United Surgical Partners International, Inc. (a)	31
1	UnitedHealth Group, Inc.	42
6	WellCare Health Plans, Inc. (a)	482
48	WellPoint, Inc. (a)	3,933

		9,730

	Health Care Technology — 0.0% (g)
-(h)	Allscripts Healthcare Solutions, Inc. (a) (m)	3
1	Computer Programs & Systems, Inc. (m)	17
1	Eclipsys Corp. (a) (m)	17
1	Omnicell, Inc. (a)	29
3	Trizetto Group (a)	68

		134

	Hotels, Restaurants & Leisure — 0.8%
1	Bob Evans Farms, Inc. (m)	18
2	Carnival Corp. (m)	94
1	CBRL Group, Inc. (m)	51
4	Domino’s Pizza, Inc. (m)	133
-(h)	Dover Downs Gaming & Entertainment, Inc. (m)	5
-(h)	Hilton Hotels Corp.	7
35	Intercontinental Hotels Group plc (United Kingdom)	858
13	International Game Technology	509
1	Jack in the Box, Inc. (a)	48
39	McDonald’s Corp.	1,765
1	Monarch Casino & Resort, Inc. (a)	16
3	Ruby Tuesday, Inc.	72
16	Starwood Hotels & Resorts Worldwide, Inc.	1,038
1	Triarc Cos., Inc., Class B	14
1	Wyndham Worldwide Corp. (a)	17

		4,645

	Household Durables — 0.2%
1	Centex Corp. (m)	21
2	Champion Enterprises, Inc. (a) (m)	21
-(h)	CSS Industries, Inc. (m)	-	(h)
1	D.R. Horton, Inc. (m)	11
12	Daito Trust Construction Co., Ltd. (Japan)	567
1	Directed Electronics, Inc. (a) (m)	8
-(h)	Ethan Allen Interiors, Inc. (m)	11
1	Kimball International, Inc., Class B	17
-(h)	Lennar Corp., Class A	17
1	Stanley Furniture Co., Inc.	17
17	Tempur-Pedic International, Inc.	444
2	Toll Brothers, Inc. (a)	55
7	Tupperware Brands Corp.	180

		1,369

	Household Products — 1.0%
8	Colgate-Palmolive Co. (m)	559
5	Energizer Holdings, Inc. (a) (m)	449
13	Kimberly-Clark Corp.	907
63	Procter & Gamble Co.	3,976

		5,891

	Independent Power Producers & Energy Traders — 0.4%
90	International Power plc (United Kingdom)	705
25	TXU Corp.	1,578

		2,283

	Industrial Conglomerates — 1.3%
6	3M Co.	428
124	General Electric Co. (m)	4,376
19	Orkla ASA (Norway)	1,314
9	Siemens AG (Germany)	922
-(h)	Textron, Inc.	36
17	Tyco International Ltd. (Bermuda)	530

		7,606

	Insurance — 2.5%
15	ACE Ltd. (Bermuda)	862
1	Aflac, Inc. (m)	38
6	Allianz SE (Registered) (Germany)	1,330
20	Allstate Corp. (The) (m)	1,222
12	AMBAC Financial Group, Inc. (m)	999
10	American Financial Group, Inc. (m)	351

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	American International Group, Inc. (m)	118
-(h)	American Physicians Capital, Inc. (a) (m)	18
1	Argonaut Group, Inc. (a) (m)	27
2	Assurant, Inc. (m)	86
25	AXA S.A. (France)	1,060
-(h)	Berkshire Hathaway, Inc., Class B (a) (m)	346
26	Chubb Corp. (The) (m)	1,328
1	Commerce Group, Inc. (m)	33
3	Delphi Financial Group, Inc. (m)	109
1	Direct General Corp. (m)	20
8	Genworth Financial, Inc. (m)	274
10	Hartford Financial Services Group, Inc. (m)	994
1	LandAmerica Financial Group, Inc.	44
10	Loews Corp.	466
3	MBIA, Inc.	196
1	Meadowbrook Insurance Group, Inc. (a)	15
10	MetLife, Inc.	600
6	Muenchener Rueckversicherungs AG (Registered) (Germany)	1,036
-(h)	National Financial Partners Corp.	19
1	Odyssey Re Holdings Corp.	24
5	PMA Capital Corp., Class A (a)	51
-(h)	Progressive Corp. (The)	4
9	Protective Life Corp.	401
1	Prudential Financial, Inc.	95
16	RenaissanceRe Holdings Ltd. (Bermuda)	825
1	Safety Insurance Group, Inc.	52
2	Selective Insurance Group	38
25	Travelers Cos., Inc. (The)	1,286
-(h)	W.R. Berkley Corp. (m)	10
2	Zenith National Insurance Corp.	116

		14,493

	Internet & Catalog Retail — 0.0% (g)
3	Priceline.com, Inc. (a)	144

	Internet Software & Services — 0.8%
2	Ariba, Inc. (a) (m)	21
1	Art Technology Group, Inc. (a) (m)	1
9	CMGI, Inc. (a) (m)	19
4	CNET Networks, Inc. (a) (m)	37
1	Digital River, Inc. (a) (m)	33
15	eBay, Inc. (a) (m)	499
4	Google, Inc., Class A (a) (m)	1,956
1	Interwoven, Inc. (a)	19
1	iPass, Inc. (a)	7
1	j2 Global Communications, Inc. (a)	33
2	Openwave Systems, Inc. (a)	17
1	RealNetworks, Inc. (a)	6
5	United Online, Inc.	74
1	ValueClick, Inc. (a)	37
-(h)	WebEx Communications, Inc. (a)	23
1	webMethods, Inc. (a)	8
1	Websense, Inc. (a)	14
52	Yahoo!, Inc. (a)	1,611

		4,415

	IT Services — 0.6%
8	Affiliated Computer Services, Inc., Class A (a) (m)	477
6	Alliance Data Systems Corp. (a) (m)	355
1	Automatic Data Processing, Inc. (m)	44
8	BearingPoint, Inc. (a) (m)	64
1	CACI International, Inc., Class A (a) (m)	42
3	CIBER, Inc. (a) (m)	26
7	Computer Sciences Corp. (a) (m)	377
15	Convergys Corp. (a) (m)	388
1	Covansys Corp. (a) (m)	12
1	CSG Systems International, Inc. (a) (m)	20
13	Electronic Data Systems Corp. (m)	346
1	Gartner, Inc. (a) (m)	19
-(h)	Gevity HR, Inc. (m)	4
1	infoUSA, Inc.	8
2	Keane, Inc. (a)	20
2	Lightbridge, Inc. (a)	35
1	Lionbridge Technologies, Inc. (a)	4
155	LogicaCMG plc (United Kingdom)	543
1	ManTech International Corp., Class A (a)	33
2	Perot Systems Corp., Class A (a)	39
13	Sabre Holdings Corp., Class A	420
1	SYKES Enterprises, Inc. (a)	26
1	TALX Corp.	20
1	Tyler Technologies, Inc. (a)	8

		3,330

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Leisure Equipment & Products — 0.2%
12	Hasbro, Inc. (m)	347
1	JAKKS Pacific, Inc. (a)	26
4	K2, Inc. (a)	49
15	Mattel, Inc.	422
1	RC2 Corp. (a)	53
1	Steinway Musical Instruments, Inc.	19

		916

	Life Sciences Tools & Services — 0.0% (g)
-(h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	14
1	Diversa Corp. (a) (m)	5
6	Exelixis, Inc. (a) (m)	60
2	Illumina, Inc. (a)	44
-(h)	Kendle International, Inc. (a)	14
1	Medivation, Inc. (a)	17
3	Nektar Therapeutics (a)	43

		197

	Machinery — 1.3%
1	Accuride Corp. (a) (m)	16
82	Amada Co., Ltd. (Japan)	934
1	Astec Industries, Inc. (a) (m)	37
2	Barnes Group, Inc. (m)	55
1	Briggs & Stratton Corp. (m)	34
1	Cascade Corp. (m)	36
10	Caterpillar, Inc. (m)	650
1	CIRCOR International, Inc. (m)	21
3	Cummins, Inc. (m)	371
9	Danaher Corp. (m)	657
8	Deere & Co. (m)	858
2	Eaton Corp. (m)	176
-(h)	EnPro Industries, Inc. (a) (m)	11
-(h)	Freightcar America, Inc. (m)	15
1	Illinois Tool Works, Inc.	26
3	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	139
91	Kubota Corp. (Japan)	794
6	Manitowoc Co., Inc. (The)	389
-(h)	Middleby Corp. (The) (a)	26
1	Miller Industries, Inc. (a)	13
-(h)	NACCO Industries, Inc., Class A	55
1	Navistar International Corp. (a)	50
8	Paccar, Inc.	598
4	Parker-Hannifin Corp.	377
5	Terex Corp. (a)	374
-(h)	Valmont Industries, Inc.	23
1	Wabash National Corp.	14
4	Wabtec Corp.	124
9	Wartsila OYJ, Class B (Finland)	550
1	Watts Water Technologies, Inc., Class A	27

		7,450

	Marine — 0.1%
-(h)	Horizon Lines, Inc., Class A	3
58	Kawasaki Kisen Kaisha Ltd. (Japan)	550

		553

	Media — 1.7%
1	Belo Corp., Class A (m)	15
1	Catalina Marketing Corp. (m)	19
1	CBS Corp., Class B (m)	37
14	Charter Communications, Inc., Class A (a) (m)	38
33	Comcast Corp., Class A (a) (m)	856
16	DIRECTV Group, Inc. (The) (a) (m)	374
3	E.W. Scripps Co., Class A	139
1	EchoStar Communications Corp., Class A (a) (m)	26
1	Entercom Communications Corp., Class A (m)	20
4	Entravision Communications Corp., Class A (a) (m)	35
2	Gannett Co., Inc. (m)	84
1	Gray Television, Inc. (m)	13
2	Harris Interactive, Inc. (a) (m)	10
1	Lee Enterprises, Inc.	39
4	Lodgenet Entertainment Corp. (a)	129
14	Marvel Entertainment, Inc. (a)	378
12	McGraw-Hill Cos., Inc. (The)	762
66	News Corp., Class A	1,521
13	Omnicom Group, Inc.	1,304
1	ProQuest Co. (a)	9
1	Scholastic Corp. (a)	28

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Sinclair Broadcast Group, Inc., Class A	40
17	Time Warner, Inc.	341
1	Valassis Communications, Inc. (a)	10
26	Vivendi S.A. (France)	1,067
71	Walt Disney Co. (The) (m)	2,437

		9,731

	Metals & Mining — 1.4%
-(h)	AK Steel Holding Corp. (a) (m)	9
6	Alcan, Inc. (Canada) (m)	288
15	Alcoa, Inc. (m)	492
9	Arcelor Mittal (Netherlands)	484
49	BHP Billiton Ltd. (Australia)	1,194
1	Century Aluminum Co. (a) (m)	28
1	Chaparral Steel Co. (m)	47
1	Cleveland-Cliffs, Inc. (m)	51
7	Freeport-McMoRan Copper & Gold, Inc., Class B (m)	496
1	Gibraltar Industries, Inc. (m)	17
2	Metal Management, Inc.	69
1	NN, Inc.	15
23	Nucor Corp.	1,471
2	Olympic Steel, Inc.	56
2	Quanex Corp.	104
3	Ryerson, Inc.	123
-(h)	Schnitzer Steel Industries, Inc.	4
11	Southern Copper Corp.	764
10	Steel Dynamics, Inc.	452
7	United States Steel Corp.	655
34	Vedanta Resources plc (United Kingdom)	893

		7,712

	Multi-Utilities — 0.7%
1	Avista Corp. (m)	27
-(h)	Black Hills Corp. (m)	15
20	CenterPoint Energy, Inc. (m)	367
8	CMS Energy Corp. (m)	146
12	DTE Energy Co. (m)	579
47	National Grid plc (United Kingdom)	740
1	NorthWestern Corp.	25
-(h)	PG&E Corp.	5
3	PNM Resources, Inc.	90
1	SCANA Corp.	34
6	Sempra Energy	367
15	Suez S.A. (France)	794
33	Xcel Energy, Inc.	820

		4,009

	Multiline Retail — 0.9%
9	Big Lots, Inc. (a) (m)	282
1	Bon-Ton Stores, Inc. (The) (m)	39
1	Family Dollar Stores, Inc. (m)	33
28	Federated Department Stores, Inc. (m)	1,254
19	J.C. Penney Co., Inc.	1,523
25	Kohl’s Corp. (a)	1,942
4	Target Corp.	249

		5,322

	Office Electronics — 0.1%
40	Xerox Corp. (a)	678

	Oil, Gas & Consumable Fuels — 4.8%
1	Alon USA Energy, Inc. (m)	18
11	Apache Corp. (m)	806
-(h)	ATP Oil & Gas Corp. (a) (m)	11
88	BG Group plc (United Kingdom)	1,268
1	Callon Petroleum Co. (a) (m)	7
-(h)	Chesapeake Energy Corp. (m)	3
40	Chevron Corp. (m)	2,987
12	ConocoPhillips (m)	800
8	Devon Energy Corp. (m)	574
1	Energy Partners Ltd. (a) (m)	16
7	EOG Resources, Inc. (m)	492
106	Exxon Mobil Corp. (m)	8,020
-(h)	Giant Industries, Inc. (a) (m)	30
2	Harvest Natural Resources, Inc. (a) (m)	16
9	Hess Corp. (m)	483
7	Holly Corp.	393
3	Houston Exploration Co. (a)	178
16	Marathon Oil Corp.	1,629
43	Occidental Petroleum Corp.	2,101
15	OMV AG (Austria)	924
6	Overseas Shipholding Group, Inc.	356

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

-(h)	Penn Virginia Corp.	22
1	PetroHawk Energy Corp. (a)	18
89	PTT pcl (Thailand)	546
5	Sunoco, Inc.	345
1	Swift Energy Co. (a)	29
4	Tesoro Corp.	372
29	Total S.A. (France)	2,053
1	USEC, Inc. (a)	23
2	VAALCO Energy, Inc. (a)	11
26	Valero Energy Corp.	1,662
1	Venoco, Inc. (a)	14
2	Western Refining, Inc.	62
-(h)	World Fuel Services Corp.	14
17	XTO Energy, Inc.	932

		27,215

	Paper & Forest Products — 0.2%
86	Domtar Corp. (Canada) (a) (m)	802
1	Weyerhaeuser Co.	75

		877

	Personal Products — 0.2%
13	Avon Products, Inc. (m)	492
1	Elizabeth Arden, Inc. (a) (m)	20
11	NBTY, Inc. (a)	601

		1,113

	Pharmaceuticals — 4.0%
49	Abbott Laboratories (m)	2,723
1	Adams Respiratory Therapeutics, Inc. (a) (m)	34
3	Adolor Corp. (a) (m)	25
1	Alpharma, Inc., Class A (m)	17
1	AtheroGenics, Inc. (a) (m)	3
1	Auxilium Pharmaceuticals, Inc. (a) (m)	19
1	Bentley Pharmaceuticals, Inc. (a) (m)	4
1	Bradley Pharmaceuticals, Inc. (a) (m)	16
1	Bristol-Myers Squibb Co. (m)	28
1	Cardiome Pharma Corp. (Canada) (a) (m)	13
26	Chugai Pharmaceutical Co., Ltd. (Japan)	656
2	Cypress Bioscience, Inc. (a) (m)	13
2	DURECT, Corp. (a) (m)	6
5	Eli Lilly & Co.	247
25	Forest Laboratories, Inc. (a) (m)	1,279
11	Johnson & Johnson	674
21	King Pharmaceuticals, Inc. (a)	409
110	Merck & Co., Inc.	4,846
6	Merck KGaA (Germany)	794
16	Mylan Laboratories, Inc.	346
1	Par Pharmaceutical Cos., Inc. (a)	15
113	Pfizer, Inc.	2,859
8	Roche Holding AG (Switzerland)	1,505
1	Salix Pharmaceuticals Ltd. (a)	6
116	Schering-Plough Corp.	2,961
1	Sciele Pharma, Inc. (a)	19
12	Sepracor, Inc. (a)	548
2	Valeant Pharmaceuticals International	28
1	ViroPharma, Inc. (a)	14
49	Wyeth	2,437

		22,544

	Real Estate Investment Trusts (REITs) — 0.9%
1	American Home Mortgage Investment Corp. (m)	18
3	Anthracite Capital, Inc. (m)	30
6	Apartment Investment & Management Co. (m)	345
2	Ashford Hospitality Trust, Inc. (m)	20
-(h)	BioMed Realty Trust, Inc. (m)	11
1	Boston Properties, Inc. (m)	94
14	CapitalSource, Inc. (m)	340
259	Capitamall Trust (Singapore)	640
-(h)	CBL & Associates Properties, Inc. (m)	18
1	Cousins Properties, Inc.	33
2	Crescent Real Estate Equities Co. (m)	40
1	Digital Realty Trust, Inc. (m)	20
2	Equity Inns, Inc. (m)	36
9	FelCor Lodging Trust, Inc. (m)	229
2	First Potomac Realty Trust (m)	46
2	Friedman Billings Ramsey Group, Inc., Class A (m)	9
1	Glimcher Realty Trust (m)	24
-(h)	GMH Communities Trust	1
1	Highland Hospitality Corp.	16
8	Hospitality Properties Trust	383

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Host Hotels & Resorts, Inc.	47
1	Impac Mortgage Holdings, Inc.	5
5	Innkeepers USA Trust	75
7	iStar Financial, Inc.	322
-(h)	Japan Retail Fund Investment Corp. (Japan)	532
1	KKR Financial Corp.	36
-(h)	LaSalle Hotel Properties	19
3	Lexington Realty Trust	53
3	LTC Properties, Inc.	85
5	Nationwide Health Properties, Inc.	141
2	Pennsylvania Real Estate Investment Trust	98
2	Post Properties, Inc.	78
7	ProLogis	423
-(h)	PS Business Parks, Inc.	21
1	RAIT Financial Trust	25
1	Saul Centers, Inc.	80
4	Sunstone Hotel Investors, Inc.	101
14	Thornburg Mortgage, Inc.	360
2	UDR, Inc.	46

		4,900

	Real Estate Management & Development — 0.1%
10	CB Richard Ellis Group, Inc., Class A (a) (m)	340
4	Jones Lang LaSalle, Inc.	420

		760

	Road & Rail — 0.8%
-(h)	Arkansas Best Corp. (m)	14
8	Burlington Northern Santa Fe Corp. (m)	660
2	CSX Corp. (m)	84
3	Genesee & Wyoming, Inc., Class A (a) (m)	89
62	Norfolk Southern Corp.	3,148
1	Old Dominion Freight Line (a)	20
-(h)	PAM Transportation Services, Inc. (a)	2
-(h)	Quality Distribution, Inc. (a)	3
3	Saia, Inc. (a)	74
-(h)	West Japan Railway Co. (Japan)	701

		4,795

	Semiconductors & Semiconductor Equipment — 1.5%
-(h)	Actel Corp. (a) (m)	2
1	Advanced Energy Industries, Inc. (a) (m)	29
17	Altera Corp. (a) (m)	342
3	AMIS Holdings, Inc. (a) (m)	32
4	Amkor Technology, Inc. (a) (m)	49
7	Analog Devices, Inc. (m)	228
66	Applied Materials, Inc. (m)	1,203
3	Applied Micro Circuits Corp. (a) (m)	12
24	ASML Holding N.V. (Netherlands) (a)	590
2	Asyst Technologies, Inc. (a) (m)	16
2	Axcelis Technologies, Inc. (a) (m)	12
2	Brooks Automation, Inc. (a) (m)	27
1	Cabot Microelectronics Corp. (a) (m)	27
3	Cirrus Logic, Inc. (a) (m)	22
1	Cohu, Inc. (m)	15
10	Conexant Systems, Inc. (a) (m)	16
1	Credence Systems Corp. (a) (m)	4
1	Cymer, Inc. (a) (m)	33
1	Diodes, Inc. (a) (m)	21
-(h)	DSP Group, Inc. (a) (m)	8
10	Elpida Memory, Inc. (Japan) (a)	390
2	Entegris, Inc. (a) (m)	20
28	Intel Corp.	543
1	Intevac, Inc. (a)	18
1	IXYS Corp. (a)	14
2	KLA-Tencor Corp.	128
-(h)	Kopin Corp. (a)	1
2	Kulicke & Soffa Industries, Inc. (a)	14
8	Lam Research Corp. (a)	376
1	Lattice Semiconductor Corp. (a)	7
22	Linear Technology Corp.	692
3	LSI Logic Corp. (a)	31
3	LTX Corp. (a)	16
2	Mattson Technology, Inc. (a)	19
6	MEMC Electronic Materials, Inc. (a)	380
2	Micrel, Inc. (a)	25
1	Microsemi Corp. (a)	14
2	MIPS Technologies, Inc. (a)	21
1	MKS Instruments, Inc. (a)	23
10	NVIDIA Corp. (a)	278

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	OmniVision Technologies, Inc. (a)	19
42	ON Semiconductor Corp. (a)	376
1	Photronics, Inc. (a)	20
1	PMC-Sierra, Inc. (a)	4
5	RF Micro Devices, Inc. (a)	28
1	Rudolph Technologies, Inc. (a)	11
-(h)	Semitool, Inc. (a)	4
1	Semtech Corp. (a)	14
2	Silicon Image, Inc. (a)	19
2	Silicon Storage Technology, Inc. (a)	8
4	Skyworks Solutions, Inc. (a)	21
-(h)	Standard Microsystems Corp. (a)	12
-(h)	Supertex, Inc. (a)	10
69	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	744
-(h)	Tessera Technologies, Inc. (a)	8
-(h)	Texas Instruments, Inc.	12
9	Varian Semiconductor Equipment Associates, Inc. (a)	468
42	Xilinx, Inc.	1,070
1	Zoran Corp. (a)	22

		8,568

	Software — 1.9%
3	Actuate Corp. (a) (m)	17
-(h)	Ansoft Corp. (a) (m)	6
-(h)	ANSYS, Inc. (a) (m)	20
4	Aspen Technology, Inc. (a) (m)	55
12	BMC Software, Inc. (a) (m)	384
19	Cadence Design Systems, Inc. (a) (m)	393
1	Epicor Software Corp. (a) (m)	8
1	EPIQ Systems, Inc. (a) (m)	10
1	eSpeed, Inc., Class A (a) (m)	7
9	Hyperion Solutions Corp. (a)	456
1	i2 Technologies, Inc. (a)	19
2	Informatica Corp. (a)	22
-(h)	InterVoice, Inc. (a)	2
1	JDA Software Group, Inc. (a)	15
1	Kronos, Inc. (a)	38
-(h)	Macrovision Corp. (a)	8
1	Magma Design Automation, Inc. (a)	11
-(h)	Manhattan Associates, Inc. (a)	8
1	MapInfo Corp. (a)	14
12	McAfee, Inc. (a)	350
1	Mentor Graphics Corp. (a)	20
156	Microsoft Corp.	4,347
1	MicroStrategy, Inc., Class A (a)	63
148	Oracle Corp. (a)	2,675
3	Parametric Technology Corp. (a)	55
-(h)	Pegasystems, Inc.	2
2	Progress Software Corp. (a)	66
-(h)	Quality Systems, Inc.	8
1	Quest Software, Inc. (a)	16
17	SAP AG (Germany)	746
1	Secure Computing Corp. (a)	6
-(h)	SPSS, Inc. (a)	4
16	Sybase, Inc. (a)	402
14	Synopsys, Inc. (a)	359
1	TIBCO Software, Inc. (a)	7
1	Transaction Systems Architects, Inc. (a)	19
1	Wind River Systems, Inc. (a)	11

		10,649

	Specialty Retail — 1.0%
1	Abercrombie & Fitch Co. (m)	98
12	Advance Auto Parts, Inc. (m)	454
11	American Eagle Outfitters, Inc. (m)	339
3	Asbury Automotive Group, Inc. (m)	79
-(h)	Best Buy Co., Inc. (m)	20
2	Brown Shoe Co., Inc. (m)	90
12	CarMax, Inc. (a) (m)	297
4	Charming Shoppes, Inc. (a) (m)	54
1	Children’s Place Retail Stores, Inc. (The) (a) (m)	39
2	Christopher & Banks Corp. (m)	45
2	Circuit City Stores, Inc. (m)	30
4	CSK Auto Corp. (a) (m)	62
1	Dick’s Sporting Goods, Inc. (a) (m)	35
2	Dress Barn, Inc. (a) (m)	48
-(h)	Group 1 Automotive, Inc. (m)	8
4	Guess?, Inc. (m)	178
3	Gymboree Corp. (a) (m)	120

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Home Depot, Inc.	26
3	Men’s Wearhouse, Inc.	160
7	OfficeMax, Inc.	387
2	Payless ShoeSource, Inc. (a)	53
4	Rent-A-Center, Inc. (a)	115
2	Select Comfort Corp. (a)	27
6	Sherwin-Williams Co. (The)	382
-(h)	Shoe Carnival, Inc. (a)	13
-(h)	Sonic Automotive, Inc., Class A	11
87	Staples, Inc.	2,249
1	TJX Cos., Inc.	13
-(h)	TravelCenters of America LLC (a)	4

		5,436

	Textiles, Apparel & Luxury Goods — 0.2%
3	Coach, Inc. (a) (m)	155
1	Columbia Sportswear Co. (m)	31
1	Deckers Outdoor Corp. (a) (m)	43
2	Kellwood Co.	59
3	Maidenform Brands, Inc. (a)	71
1	Movado Group, Inc.	32
2	Nike, Inc., Class B	202
-(h)	Oxford Industries, Inc.	10
1	Perry Ellis International, Inc. (a) (m)	32
9	Phillips-Van Heusen Corp.	511
2	Skechers U.S.A., Inc., Class A (a)	54
1	Steven Madden Ltd.	29
1	UniFirst Corp.	31

		1,260

	Thrifts & Mortgage Finance — 0.4%
-(h)	Accredited Home Lenders Holding Co. (a) (m)	2
1	Bankunited Financial Corp., Class A (m)	19
1	City Bank (m)	24
5	Corus Bankshares, Inc. (m)	84
36	Countrywide Financial Corp. (m)	1,220
-(h)	Downey Financial Corp. (m)	26
-(h)	Federal Agricultural Mortgage Corp., Class C (m)	11
1	Fannie Mae (m)	65
3	First Niagara Financial Group, Inc. (m)	37
-(h)	First Place Financial Corp. (m)	6
-(h)	FirstFed Financial Corp. (a) (m)	23
1	Flagstar Bancorp, Inc. (m)	8
1	Franklin Bank Corp. (a) (m)	20
-(h)	Freddie Mac (m)	6
-(h)	ITLA Capital Corp.	16
6	MGIC Investment Corp.	365
1	TierOne Corp.	19
1	United Community Financial Corp.	14
5	Washington Mutual, Inc.	198
1	WSFS Financial Corp.	39

		2,202

	Tobacco — 1.7%
12	Alliance One International, Inc. (a) (m)	107
76	Altria Group, Inc. (m)	6,712
-(h)	Japan Tobacco, Inc. (Japan)	696
6	Loews Corp. - Carolina Group	426
21	Reynolds American, Inc.	1,288
1	Universal Corp.	31
6	UST, Inc.	339

		9,599

	Trading Companies & Distributors — 0.4%
9	Applied Industrial Technologies, Inc. (m)	209
2	BlueLinx Holdings, Inc. (m)	17
123	Hagemeyer N.V. (Netherlands) (a)	584
1	Kaman Corp.	23
6	WESCO International, Inc. (a)	359
48	Wolseley plc (United Kingdom)	1,131
1	WW Grainger, Inc. (m)	77

		2,400

	Transportation Infrastructure — 0.2%
267	Macquarie Infrastructure Group (Australia)	827

	Wireless Telecommunication Services — 0.6%
1	Centennial Communications Corp. (a) (m)	11
404	China Unicom Ltd. (Hong Kong)	575
11	Crown Castle International Corp. (a) (m)	344
8	Dobson Communications Corp. Class A (a) (m)	71
1	InPhonic, Inc. (a)	7
34	Sprint Nextel Corp.	648

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Syniverse Holdings, Inc. (a)	5
576	Vodafone Group plc (United Kingdom)	1,541

		3,202

	Total Common Stocks (Cost $277,805)	364,034

Principal Amount ($)

	Asset-Backed Securities — 2.4%
	American Express Credit Account Master Trust,
450	Series 2004-3, Class A, 4.35%, 12/15/11	445
464	Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	465
832	AmeriCredit Automobile Receivables Trust,
	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	819
353	Asset Backed Funding Certificates,
	Series 2005-WF1, Class A2B, FRN, 5.50%, 01/25/35 (m)	353
450	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	450
	Capital One Multi-Asset Execution Trust,
1,500	Series 2003-A, FRN, 6.57%, 12/15/10 (i)	1,515
1,145	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	1,123
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	198
175	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	175
	Carmax Auto Owner Trust,
34	Series 2004-2, Class A3, 3.00%, 09/15/08	34
192	Series 2005-1, Class A3, 4.13%, 05/15/09	191
	CNH Equipment Trust,
123	Series 2003-B, Class A4B, 3.38%, 02/15/11	122
302	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	299
325	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	324
236	Countrywide Home Equity Loan Trust,
	Series 2004-I, Class A, FRN, 5.61%, 02/15/34 (m)	237
483	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	483
80	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	80
175	First Franklin Mortgage Loan Asset Backed Certificates,
	Series 2005-FF2, Class M3, FRN, 5.80%, 03/25/35 (m)	175
250	Ford Credit Auto Owner Trust,
	Series 2004-A, Class A4, 3.54%, 11/15/08	248
272	GE Equipment Small Ticket LLC,
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	270
34	GSAMP Trust,
	Series 2004-OPT, Class A1, FRN, 5.66%, 11/25/34 (m)	34
	Household Automotive Trust,
300	Series 2005-1, Class A4, 4.35%, 06/18/12	296
1,325	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	1,331
	MASTR Asset Backed Securities Trust,
-(h)	Series 2005-NC1, Class A4, FRN, 5.55%, 12/25/34	-(h)
174	Series 2005-OPT1, Class A4, FRN, 5.50%, 03/25/35	174
250	Series 2005-OPT1, Class M1, FRN, 5.72%, 03/25/35	250
200	MBNA Master Credit Card Trust,
	Series 2000-L, Class A, 6.50%, 04/15/10	202
	New Century Home Equity Loan Trust,
45	Series 2005-1, Class A2B, FRN, 5.54%, 03/25/35	45
250	Series 2005-1, Class M1, FRN, 5.77%, 03/25/35	249
203	Series 2005-2, Class A2B, FRN, 5.50%, 06/25/35	203
41	Nissan Auto Receivables Owner Trust,
	Series 2003-B, Class A4, 2.05%, 03/16/09	41
152	Onyx Acceptance Grantor Trust,
	Series 2003-D, Series A4, 3.20%, 03/15/10	150
83	Option One Mortgage Loan Trust,
	Series 2003-1, Class A2, FRN, 5.74%, 02/25/33	83
	Residential Asset Securities Corp.,
35	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32	35
63	Series 2003-KS5, Class AIIB, FRN, 5.90%, 07/25/33	63
61	Series 2003-KS9, Class A2B, FRN, 5.64%, 11/25/33	61
500	Specialty Underwriting & Residential Finance,
	Series 2006-BC3, Class M2, FRN, 5.61%, 06/25/37	497
322	Triad Auto Receivables Owner Trust,
	Series 2003-B, Class A4, 3.20%, 12/13/10	317
366	Volkswagen Auto Loan Enhanced Trust,
	Series 2003-2, Class A4, 2.94%, 03/22/10	361
	Wachovia Asset Securitization, Inc.,
94	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	94

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

155	Series 2003-HE2, Class AII1, FRN, 5.58%, 07/25/33	155
379	Wachovia Mortgage Loan Trust LLC,
	Series 2005-WMC1, Class A2, FRN, 5.50%, 10/25/35	380
	WFS Financial Owner Trust,
210	Series 2003-2, Class A4, 2.41%, 12/20/10	210
148	Series 2003-4, Class A4, 3.15%, 05/20/11	146
196	World Omni Auto Receivables Trust,
	Series 2003-B, Class A4, 2.87%, 11/15/10	194

	Total Asset Backed Securities (Cost $13,655)	13,577

	Collateralized Mortgage Obligations — 11.5%
	Agency CMO — 8.3%
	Federal Home Loan Mortgage Corp.,
45	Series 50, Class I, 8.00%, 06/15/20	47
19	Series 1087, Class I, 8.50%, 06/15/21	20
17	Series 1136, Class H, 6.00%, 09/15/21	17
74	Series 1254, Class N, 8.00%, 04/15/22	74
500	Series 1617, Class PM, 6.50%, 11/15/23	514
150	Series 1708, Class E, 6.00%, 03/15/09	150
330	Series 1710, Class GH, 8.00%, 04/15/24	345
265	Series 1732, Class K, 6.50%, 05/15/24	273
335	Series 1843, Class Z, 7.00%, 04/15/26	346
417	Series 2033, Class K, 6.05%, 08/15/23	425
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,769
38	Series 2097, Class PX, 6.00%, 10/15/27	38
441	Series 2115, Class PE, 6.00%, 01/15/14	447
56	Series 2136, Class PE, 6.00%, 01/15/28	55
564	Series 2378, Class BD, 5.50%, 11/15/31	561
239	Series 2388, Class VD, 6.00%, 08/15/19	239
291	Series 2391, Class QR, 5.50%, 12/15/16	294
658	Series 2394, Class MC, 6.00%, 12/15/16	670
801	Series 2405, Class JF, 6.00%, 01/15/17	816
420	Series 2425, Class OB, 6.00%, 03/15/17	429
500	Series 2455, Class GK, 6.50%, 05/15/32	518
273	Series 2457, Class PE, 6.50%, 06/15/32	279
672	Series 2473, Class JZ, 6.50%, 07/15/32	692
800	Series 2515, Class DE, 4.00%, 03/15/32	757
500	Series 2527, Class BP, 5.00%, 11/15/17	494
270	Series 2531, Class HN, 5.00%, 12/15/17	267
200	Series 2538, Class CB, 5.00%, 12/15/17	197
376	Series 2557, Class WJ, 5.00%, 07/15/14	375
250	Series 2594, Class OL, 5.00%, 04/15/18	247
129	Series 2595, Class HO, 4.50%, 03/15/23	119
300	Series 2614, Class TD, 3.50%, 05/15/16	289
431	Series 2617, Class TJ, 4.50%, 08/15/16	421
350	Series 2627, Class KM, 4.50%, 06/15/18	332
243	Series 2628, Class AD, 4.00%, 06/15/18	225
947	Series 2636, Class Z, 4.50%, 06/15/18	901
590	Series 2651, Class VZ, 4.50%, 07/15/18	561
180	Series 2657, Class ME, 5.00%, 10/15/22	176
400	Series 2663, Class VQ, 5.00%, 06/15/22	383
575	Series 2695, Class DE, 4.00%, 01/15/17	550
300	Series 2699, Class TC, 4.00%, 11/15/18	273
500	Series 2701, Class OD, 5.00%, 09/15/18	498
400	Series 2715, Class NG, 4.50%, 12/15/18	382
250	Series 2717, Class GR, 4.50%, 01/15/27	246
500	Series 2733, Class PC, 4.50%, 06/15/28	485
500	Series 2744, Class TU, 5.50%, 05/15/32	499
345	Series 2748, Class LE, 4.50%, 12/15/17	336
612	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	24
385	Series 2756, Class NA, 5.00%, 02/15/24	377
122	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	1
500	Series 2763, Class PD, 4.50%, 12/15/17	487
150	Series 2764, Class OE, 4.50%, 03/15/19	143
400	Series 2764, Class UC, 5.00%, 05/15/27	398
266	Series 2767, Class AH, 4.00%, 03/15/19	244
230	Series 2773, Class CD, 4.50%, 04/15/24	214
215	Series 2775, Class WA, 4.50%, 04/15/19	208
129	Series 2778, Class TD, 4.25%, 06/15/33	125
1,268	Series 2779, Class SM, IF, IO,1.83%, 10/15/18 (m)	69
134	Series 2780, Class JA, 4.50%, 04/15/19	128
215	Series 2780, Class JG, 4.50%, 04/15/19	203
500	Series 2780, Class MD, 5.00%, 09/15/31	483
325	Series 2780, Class TH, 5.00%, 09/15/29	321
547	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	26
179	Series 2783, Class AT, 4.00%, 04/15/19	162
795	Series 2783, Class PD, 5.00%, 01/15/33	770

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

300	Series 2809, Class UB, 4.00%, 09/15/17	287
100	Series 2809, Class UC, 4.00%, 06/15/19	91
3,720	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	230
311	Series 2828, Class JK, 4.50%, 07/15/19	299
500	Series 2835, Class HB, 5.50%, 08/15/24	499
231	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	2
3,301	Series 2861, Class GS, IF, IO,1.88%, 01/15/21 (m)	81
400	Series 2877, Class AD, 4.00%, 10/15/19	363
150	Series 2899, Class KB, 4.50%, 03/15/19	142
179	Series 2922, Class GA, 5.50%, 05/15/34	180
312	Series 2931, Class AM, 4.50%, 07/15/19	306
520	Series 2931, Class DC, 4.00%, 06/15/18	496
202	Series 2949, Class PA, 5.50%, 03/15/34	204
139	Series 2958, Class KB, 5.50%, 04/15/35	139
225	Series 2966, Class NC, 5.00%, 04/15/31	221
385	Series 2984, Class NC, 5.50%, 09/15/31	385
125	Series 3000, Class PB, 3.90%, 01/15/23	116
200	Series 3007, Class LB, 4.50%, 04/15/25	197
290	Series 3031, Class AG, 5.00%, 02/15/34	281
100	Series 3064, Class OG, 5.50%, 06/15/34	100
330	Series 3098, Class PE, 5.00%, 06/15/34	316
665	Series 3101, Class PD, 5.50%, 05/15/34	658
395	Series 3106, Class PD, 5.50%, 06/15/34	391
639	Federal Home Loan Mortgage Corp.-Government National Mortgage Association, Series 31, Class Z, 8.00%, 04/25/24	684
295	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	302
2,610	Federal National Mortgage Association, Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	611
28	Series 1990-7, Class B, 8.50%, 01/25/20	30
14	Series 1990-35, Class E, 9.50%, 04/25/20	15
34	Series 1990-76, Class G, 7.00%, 07/25/20	35
92	Series 1990-106, Class J, 8.50%, 09/25/20	98
18	Series 1991-73, Class A, 8.00%, 07/25/21	19
273	Series 1992-112, Class GB, 7.00%, 07/25/22	284
106	Series 1992-195, Class C, 7.50%, 10/25/22	111
4	Series 1993-135, Class PG, 6.25%, 07/25/08	4
64	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	65
948	Series 1997-42, Class PG, 7.00%, 07/18/12	974
172	Series 1998-66, Class B, 6.50%, 12/25/28	177
42	Series 2002-7, Class QM, 6.00%, 02/25/20	42
615	Series 2002-18, Class PC, 5.50%, 04/25/17	621
235	Series 2002-19, Class PE, 6.00%, 04/25/17	239
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	513
430	Series 2002-55, Class PG, 5.50%, 09/25/32	423
400	Series 2002-63, Class LB, 5.50%, 10/25/17	404
331	Series 2003-33, Class AC, 4.25%, 03/25/33	321
500	Series 2003-39, Class PG, 5.50%, 05/25/23	489
650	Series 2003-47, Class PE, 5.75%, 06/25/33	646
218	Series 2003-53, Class JL, 5.00%, 12/25/31	212
410	Series 2003-55, Class CD, 5.00%, 06/25/23	395
250	Series 2003-58, Class AD, 3.25%, 07/25/33	233
203	Series 2003-63, Class PE, 3.50%, 07/25/33	188
263	Series 2003-67, Class VQ, 7.00%, 01/25/19	277
382	Series 2003-81, Class CB, 4.75%, 09/25/18	365
500	Series 2003-81, Class LC, 4.50%, 09/25/18	478
194	Series 2003-81, Class YC, 5.00%, 09/25/33	187
550	Series 2003-83, Class PG, 5.00%, 06/25/23	538
300	Series 2003-86, Class PX, 4.50%, 02/25/17	294
427	Series 2003-110, Class WA, 4.00%, 08/25/33	407
500	Series 2003-122, Class TE, 5.00%, 12/25/22	488
155	Series 2004-32, Class AY, 4.00%, 05/25/19	140
500	Series 2004-36, Class PC, 5.50%, 02/25/34	497
135	Series 2004-53, Class NC, 5.50%, 07/25/24	135
1,197	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	54
931	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	91
400	Series 2005-13, Class PC, 5.00%, 03/25/31	394
300	Series 2005-18, Class EG, 5.00%, 03/25/25	290
180	Series 2005-23, Class TG, 5.00%, 04/25/35	179
180	Series 2005-34, Class PC, 5.50%, 06/25/32	180
188	Series 2005-38, Class TB, 6.00%, 11/25/34	191
320	Series 2005-65, Class TD, 5.00%, 08/25/35	306
500	Series 2005-67, Class HG, 5.50%, 01/25/35	502
283	Series 2005-68, Class BC, 5.25%, 06/25/35	276
334	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	338
574	Series 2006-43, Class LB, 5.50%, 04/25/35	568
386	Series 2006-49, Class PA, 6.00%, 06/25/36	395

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

429	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	434
1,162	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	1,176
456	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	461
431	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	436
388	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	393
175	Series G92-35, Class E, 7.50%, 07/25/22	183
	Government National Mortgage Association,
290	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	8
670	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	32
128	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	2

		47,228

	Non-Agency CMO — 3.2%
	Adjustable Rate Mortgage Trust,
288	Series 2005-5, Class 6A21, FRN, 5.55%, 09/25/35 (m)	289
94	Series 2005-6A, Class 2A1, FRN, 5.63%, 11/25/35 (m)	95
892	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.51%, 09/25/46 (m)	894
154	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	152
	Countrywide Alternative Loan Trust,
276	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	273
984	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	985
908	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	919
1,603	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,597
433	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	433
702	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.61%, 10/19/45 (m)	705
638	First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	637
95	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	95
248	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.63%, 10/25/45 (m)	249
821	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.67%, 01/25/35 (e) (m)	824
	Harborview Mortgage Loan Trust,
737	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35 (m)	739
623	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35 (m)	625
901	Series 2006-5, Class 2A1A, FRN, 5.50%, 07/19/46 (m)	901
	Indymac Index Mortgage Loan Trust,
394	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34	396
607	Series 2005-AR14, Class 2A1A, FRN, 5.62%, 08/25/35	609
97	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	97
267	Medallion Trust (Australia), Series 2005-2G, Class A, FRN, 5.40%, 08/22/36	267
360	MLCFC Commercial Mortgage Trust, 2007-6, Class A4, 5.49%, 03/12/59	362
450	Permanent Financing plc (United Kingdom), Series 2, Class 4A, FRN, 5.56%, 12/10/09	451
	RESI Finance LP (Cayman Islands),
758	Series 2003-C, Class B3, FRN, 6.72%, 09/10/35 (e)	771
190	Series 2003-C, Class B4, FRN, 6.92%, 09/10/35 (e)	196
345	Series 2005-A, Class B3, FRN, 5.90%, 03/10/37 (e)	348
116	Series 2005-A, Class B4, FRN, 6.00%, 03/10/37 (e)	117
244	Series 2005-D, Class B4, FRN, 6.02%, 12/15/37 (e)	245
	Residential Accredit Loans, Inc.,
175	Series 2004-QS8, Class A12, 5.00%, 06/25/34	173
943	Series 2006-QS16, Class A7, 6.00%, 11/25/36	943
305	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	301
359	Structured Asset Mortgage Investments, Inc., Series 2005-AK2, Class 2A1, FRN, 5.55%, 05/25/45	360
	Wamu Alternative Mortgage Pass-Through Certificates,
180	Series 2005-AR2, Class 2A21, FRN, 5.65%, 01/25/45	180
433	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45	434
320	Series 2005-AR15, Class A1A1, FRN, 5.58%, 11/25/45	321
412	Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-5, Class 2CB1, 6.00%, 07/25/36	412
	Wells Fargo Mortgage Backed Securities Trust,
215	Series 2004-7, Class 2A2, 5.00%, 07/25/19	211
208	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	207
350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	341

		18,154

	Total Collateralized Mortgage Obligations (Cost $65,022)	65,382

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Mortgage-Backed Securities — 1.0%
400	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	399
345	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.72%, 03/15/49 (m)	356
710	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49 (m)	707
520	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, VAR, 5.83%, 06/15/38 (m)	539
245	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, VAR, 5.90%, 06/15/38	256
155	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39	159
	Morgan Stanley Capital I,
1,250	Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42	1,273
400	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/12/44	401
800	Series 2007-IQ13, Class A4, 5.36%, 03/15/44	798
	Wachovia Bank Commercial Mortgage Trust,
340	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45	355
345	Series 2006-C29, Class A4, 5.31%, 11/15/48	342

	Total Commercial Mortgage-Backed Securities (Cost $5,527)	5,585

	Corporate Bonds — 9.0%
	Aerospace & Defense — 0.0% (g)
50	L-3 Communications Corp., 5.88%, 01/15/15	49

	Airlines — 0.0% (g)
130	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 09/15/09	134

	Automobiles — 0.3%
	DaimlerChrysler NA Holding Corp.,
820	5.88%, 03/15/11 (m)	836
200	7.20%, 09/01/09	209
400	Series E, FRN, 5.89%, 10/31/08 (m)	402

		1,447

	Beverages — 0.0% (g)
30	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	30

	Building Products — 0.0% (g)
165	Owens Corning, Inc., 7.00%, 12/01/36 (e)	165

	Capital Markets — 1.0%
50	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	49
	Bear Stearns Cos., Inc. (The),
150	5.70%, 11/15/14	151
240	FRN, 5.51%, 04/29/08 (m)	241
	Credit Suisse First Boston USA, Inc.,
90	5.50%, 08/16/11 (m)	91
500	6.50%, 01/15/12	526
315	Series 1, FRN, 5.46%, 06/02/08 (m)	315
	Goldman Sachs Group, Inc.,
375	4.75%, 07/15/13	361
130	5.63%, 01/15/17 (m)	129
370	5.95%, 01/15/27 (m)	359
250	FRN, 5.44%, 06/23/09 (m)	250
	Lehman Brothers Holdings, Inc.,
220	5.25%, 02/06/12	220
70	5.75%, 07/18/11	72
200	5.75%, 01/03/17	200
450	6.63%, 01/18/12	475
	Merrill Lynch & Co., Inc.,
100	6.11%, 01/29/37	97
275	6.22%, 09/15/26	276
450	FRN, 5.56%, 11/01/11	450
150	Series C, 4.13%, 01/15/09	147
250	Series C, FRN, 5.45%, 10/27/08	250
	Morgan Stanley,
145	3.63%, 04/01/08 (m)	143
100	5.63%, 01/09/12	101
500	5.75%, 10/18/16	503
250	FRN, 5.49%, 11/09/07 (m)	250
275	Series E, 5.45%, 01/09/17	271

		5,927

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Chemicals — 0.1%
250	Dow Capital BV (Netherlands), 8.50%, 06/08/10	272
70	Huntsman LLC, 11.50%, 07/15/12	78
25	Nalco Co., 7.75%, 11/15/11	26
35	PolyOne Corp., 10.63%, 05/15/10	37

		413

	Commercial Banks — 1.3%
150	Branch Banking & Trust Co., 4.88%, 01/15/13	147
1,190	Depfa ACS Bank (Ireland), 5.13%, 03/16/37 (e) (m)	1,141
440	FleetBoston Financial Corp., 7.38%, 12/01/09	465
	Glitnir Banki HF (Iceland),
175	FRN, 5.52%, 10/15/08 (e)	175
330	FRN, 5.80%, 01/21/11 (e) (m)	332
500	HBOS plc (United Kingdom), 5.92% to 10/01/15; thereafter VAR, 09/29/49 (e) (m)	490
250	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e)	250
290	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e)	282
100	Keycorp, Series G, 4.70%, 05/21/09	99
220	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e)	226
315	Lloyds TSB Group plc (United Kingdom), 6.27% to 11/14/16; thereafter VAR, 12/31/49 (e)	310
340	Marshall & Ilsley Corp., 4.38%, 08/01/09	336
250	National City Corp., 4.90%, 01/15/15	241
100	Popular North America, Inc., 4.25%, 04/01/08	99
100	Royal Bank of Canada (Canada), 3.88%, 05/04/09	98
465	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter VAR, 07/29/49 (e)	479
215	Societe Generale (France), 5.92% to 04/05/17; thereafter VAR, 04/29/49 (e)	215
300	Standard Chartered plc (United Kingdom), 6.41% to 01/30/17; thereafter VAR, 12/31/49 (e)	296
300	SunTrust Banks, Inc., 5.00%, 09/01/15	291
210	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter VAR, 12/31/49	213
50	UnionBanCal Corp., 5.25%, 12/16/13	49
290	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 6.10%, 09/21/07 (e) (m)	290
200	Wachovia Corp., 3.63%, 02/17/09	195
300	Wells Fargo & Co., 6.38%, 08/01/11	314
245	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e)	247

		7,280

	Commercial Services & Supplies — 0.0% (g)
55	ACCO Brands Corp., 7.63%, 08/15/15 (m)	55
25	Allied Waste North America, Inc., 6.13%, 02/15/14 (m)	24
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
150	Pitney Bowes, Inc., 3.88%, 06/15/13	139
30	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e)	30

		268

	Computers & Peripherals — 0.1%
250	Hewlett-Packard Co., FRN, 5.49%, 05/22/09	250
100	International Business Machines Corp., 4.38%, 06/01/09	99

		349

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Construction Materials — 0.0% (g)
120	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	118

	Consumer Finance — 0.7%
100	American Express Credit Corp., 3.00%, 05/16/08	98
	American General Finance Corp.,
240	Series H, 4.00%, 03/15/11	230
315	Series H, 4.50%, 11/15/07 (m)	314
130	Series I, 4.63%, 05/15/09	128
300	Series I, FRN, 5.48%, 06/27/08 (m)	300
140	Capital One Capital III, 7.69%, 08/15/36 (m)	150
	Ford Motor Credit Co.,
55	7.25%, 10/25/11 (m)	53
25	FRN, 6.93%, 01/15/10 (m)	25
70	GMAC LLC, 6.88%, 08/28/12 (m)	70
	HSBC Finance Corp.,
600	8.00%, 07/15/10	650
500	Series 1, FRN, 5.50%, 05/09/08 (m)	501
	International Lease Finance Corp.,
195	4.88%, 09/01/10	194
100	5.00%, 04/15/10	100
275	FRN, 5.58%, 05/24/10	276
300	John Deere Capital Corp., Series D, 3.63%, 05/25/07	299
320	SLM Corp., Series A, FRN, 5.44%, 01/25/08 (m)	320

		3,708

	Containers & Packaging — 0.0% (g)
60	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	63

	Diversified Consumer Services — 0.0% (g)
75	Service Corp. International, 7.38%, 10/01/14	78

	Diversified Financial Services — 1.0%
200	Bank of America Corp., 7.80%, 02/15/10	214
300	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	297
405	CIT Group, Inc., FRN, 5.51%, 01/30/09 (m)	405
	Citigroup, Inc.,
644	5.00%, 09/15/14	629
55	6.63%, 06/15/32 (m)	59
	General Electric Capital Corp.,
100	Series A, 3.13%, 04/01/09	96
550	Series A, 5.88%, 02/15/12	568
	Kaupthing Bank HF (Iceland),
335	5.75%, 10/04/11 (e)	338
475	FRN, 6.06%, 01/15/10 (e)	480
76	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter VAR, 03/29/49 (e)	77
355	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter VAR, 12/31/49 (e) (m)	374
495	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter VAR, 12/29/49 (e)	515
260	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35% to 07/25/16; thereafter VAR, 07/29/49	266
250	Pemex Finance Ltd. (Cayman Islands), 7.17%, 10/15/09	259
150	Principal Life Income Funding Trusts, 3.20%, 04/01/09	145
145	Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), 7.19% to 07/30/15; thereafter VAR, 12/29/49 (e)	153
270	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter VAR, 01/29/49 (e)	271
400	Textron Financial Corp., 4.60%, 05/03/10	394
188	TRAINS, Series HY1-2006, 7.55%, 05/01/16 (e)	191
95	Visant Corp., 7.63%, 10/01/12	97

		5,828

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
250	5.88%, 02/01/12	257
275	6.80%, 05/15/36 (m)	293
265	FRN, 5.57%, 11/14/08	266
250	BellSouth Corp., 6.00%, 10/15/11	258
180	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	201
25	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	26
140	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	152
60	France Telecom S.A. (France), 7.75%, 03/01/11	65
600	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	636
40	Qwest Communications International, Inc., FRN, 8.86%, 02/15/09	40
15	Qwest Corp., 8.88%, 03/15/12	17
175	Sprint Capital Corp., 7.63%, 01/30/11	188
500	Telefonica Emisiones SAU (Spain), FRN, 5.65%, 06/19/09	502
	Verizon Communications, Inc.,
280	5.35%, 02/15/11	282
60	5.85%, 09/15/35	57
50	6.25%, 04/01/37	49

		3,289

	Electric Utilities — 0.4%
135	Appalachian Power Co., Series L, 5.80%, 10/01/35 (m)	128
100	Carolina Power & Light Co., 5.13%, 09/15/13	99
90	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	91
55	Consolidated Edison Co. of New York, Inc., 4.70%, 06/15/09	55
500	Duke Energy Corp., 6.25%, 01/15/12	523
150	Exelon Corp., 6.75%, 05/01/11	156
140	ITC Holdings Corp., 6.38%, 09/30/36 (e)	141
120	Ohio Power Co., Series K, 6.00%, 06/01/16	124
285	Pacificorp, 4.30%, 09/15/08	281
235	PSEG Power LLC, 7.75%, 04/15/11	255
275	TXU Electric Delivery Co., FRN, 5.73%, 09/16/08 (e)	275

		2,128

	Electronic Equipment & Instruments — 0.0% (g)
	NXP BV/NXP Funding LLC (Netherlands),
25	7.88%, 10/15/14 (e)	26
75	9.50%, 10/15/15 (e)	77

		103

	Food & Staples Retailing — 0.2%
169	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	171
250	Kroger Co. (The), 8.05%, 02/01/10	268
	Wal-Mart Stores, Inc.,
200	4.13%, 02/15/11	194
210	5.38%, 04/05/17	209

		842

	Gas Utilities — 0.0% (g)
170	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e)	164

	Health Care Equipment & Supplies — 0.0% (g)
50	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	51

	Health Care Providers & Services — 0.0% (g)
	HCA, Inc.,
25	9.25%, 11/15/16 (e) (m)	27
25	9.63%, 11/15/16 (e) (m)	27

		54

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 0.0% (g)
65	MGM Mirage, Inc., 5.88%, 02/27/14	60

	Household Durables — 0.0% (g)
30	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	27
25	K Hovnanian Enterprises, Inc., 8.63%, 01/15/17	24
50	Sealy Mattress Co., 8.25%, 06/15/14	53

		104

	Household Products — 0.0% (g)
25	Spectrum Brands, Inc., 7.38%, 02/01/15	20

	Independent Power Producers & Energy Traders — 0.0% (g)
200	Constellation Energy Group, Inc., 6.35%, 04/01/07	200
60	NRG Energy, Inc., 7.38%, 02/01/16	62

		262

	Insurance — 0.6%
100	ACE INA Holdings, Inc., 5.88%, 06/15/14	102
350	Allstate Corp. (The), 6.13%, 02/15/12	365
	American International Group, Inc.,
150	2.88%, 05/15/08	146
105	6.25%, 03/15/37 (m)	102
165	AXA S.A. (France), 6.38% to 12/14/36; thereafter VAR, 12/29/49 (e) (m)	158
95	Hartford Financial Services Group, Inc., 5.25%, 10/15/11 (m)	95
155	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e)	166
245	Lincoln National Corp., VAR, 7.00%, 05/17/66	257
130	MetLife, Inc., 6.40%, 12/15/36	127
	Protective Life Secured Trust,
60	4.00%, 10/07/09	58
150	4.00%, 04/01/11	144
270	Reinsurance Group of America, Inc., VAR., 6.75%, 12/15/65	268
240	Stingray Pass-Through Trust 5.90%, 01/12/15 (e)	225
420	Swiss RE Capital I LP, 6.85% to 05/25/16; thereafter VAR, 05/29/49 (e)	434
255	Travelers Cos., Inc., VAR, 6.25%, 03/15/37	252
305	XL Capital Ltd. (Cayman Islands), Series E, 6.50% to 04/15/17; thereafter VAR, 12/31/49	296

		3,195

	IT Services — 0.0% (g)
	Iron Mountain, Inc.,
25	7.75%, 01/15/15	26
20	6.63%, 01/01/16	19

		45

	Media — 0.5%
35	Charter Communications Operating LLC, 8.00%, 04/30/12 (e) (m)	36
	Comcast Cable Communications LLC,
300	8.38%, 05/01/07	301
100	8.38%, 03/15/13	114
475	Comcast Corp., FRN, 5.66%, 07/14/09, (m)	476
100	COX Communications, Inc., 7.75%, 11/01/10	108
55	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	52
30	Echostar DBS Corp., 7.13%, 02/01/16 (m)	31
250	Historic TW, Inc., 9.13%, 01/15/13	293
	News America Holdings, Inc.,
40	6.20%, 12/15/34	39
250	6.75%, 01/09/38	264
115	7.75%, 12/01/45	130

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

190	TCI Communications, Inc., 7.88%, 02/15/26	218
100	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	98
	Time Warner, Inc.,
195	5.88%, 11/15/16	197
130	6.50%, 11/15/36	130
	Viacom, Inc.,
125	6.25%, 04/30/16	127
245	FRN, 5.70%, 06/16/09	246
55	WMG Acquisition Corp., 7.38%, 04/15/14	52
20	WMG Holdings Corp., SUB, 0.00%, 12/15/14	15

		2,927

	Multi-Utilities — 0.5%
	Dominion Resources, Inc.,
5	6.30%, 03/15/33 (m)	5
770	Series A, 8.13%, 06/15/10 (m)	839
350	Series B, 6.25%, 06/30/12	366
300	Series D, FRN, 5.65%, 09/28/07 (m)	300
400	DTE Energy Co., Series A, 6.65%, 04/15/09	411
235	Midamerican Energy Holdings Co., 6.13%, 04/01/36	235
325	Public Service Enterprise Group, Inc., FRN, 5.73%, 09/21/08	325
105	Xcel Energy, Inc., 6.50%, 07/01/36	110

		2,591

	Oil, Gas & Consumable Fuels — 0.4%
90	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	88
50	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	49
300	Conoco Funding Co. (Canada), 6.35%, 10/15/11	315
70	Energy Transfer Partners LP, 6.63%, 10/15/36 (m)	72
195	Enterprise Products Operating LP, Series B, 6.65%, 10/15/34 (m)	200
229	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	241
180	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	179
175	Salomon Brothers AG for OAO Gazprom (Germany), 9.13%, 04/25/07	175
170	ONEOK Partners LP, 5.90%, 04/01/12	175
310	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e)	312
255	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e)	257

		2,063

	Paper & Forest Products — 0.0% (g)
45	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	46

	Real Estate Investment Trusts (REITs) — 0.1%
275	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e)	278

	Road & Rail — 0.2%
200	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	203
100	CSX Corp., 7.45%, 05/01/07	100
350	Norfolk Southern Corp., 7.05%, 05/01/37	379
250	Union Pacific Corp., 6.65%, 01/15/11	261

		943

	Software — 0.1%
325	Oracle Corp., FRN, 5.59%, 01/13/09	326
35	UGS Corp., 10.00%, 06/01/12	38

		364

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 0.0% (g)
170	Home Depot, Inc., 5.88%, 12/16/36	162

	Thrifts & Mortgage Finance — 0.7%
300	Bancaja US Debt SAU (Spain), FRN, 5.51%, 07/10/09 (e) (m)	300
500	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	500
225	Countrywide Financial Corp., FRN, 5.57%, 03/24/09 (m)	225
300	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	284
	Residential Capital LLC,
400	6.13%, 11/21/08	400
530	6.38%, 06/30/10	530
225	FRN, 5.84%, 06/09/08	223
325	FRN, 6.66%, 11/21/08	325
350	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09	351
250	Washington Mutual, Inc., 4.63%, 04/01/14	234
300	Washington Mutual Preferred Funding II, 6.67% to 12/15/16; thereafter VAR, 12/31/49 (e)	294
300	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter VAR, 03/29/49 (e)	295

		3,961

	Wireless Telecommunication Services — 0.2%
250	America Movil S.A. de C.V. (Mexico), FRN, 5.45%, 06/27/08 (e) (m)	250
25	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (m)	27
30	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (e)	33
	New Cingular Wireless Services, Inc.,
150	7.88%, 03/01/11	164
10	8.13%, 05/01/12 (m)	11
170	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	175
425	Sprint Nextel Corp., 6.00%, 12/01/16	418

		1,078

	Total Corporate Bonds (Cost $50,384)	50,587

	Foreign Government Securities — 0.5%
630	Government of Argentina (Argentina), FRN, 5.48%, 08/03/12	452
120	Government of Brazil (Brazil), 12.25%, 03/06/30	207
170	Government of Guatemala (Guatemala), 9.25%, 08/01/13	197
	Government of Peru (Peru),
340	6.55%, 03/14/37	353
150	7.35%, 07/21/25	170
140	Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e)	142
285	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	335
140	Russian Federation (Russia), 12.75%, 06/24/28	254
	United Mexican States (Mexico),
90	6.38%, 01/16/13	95
500	FRN, 6.06%, 01/13/09	504
255	Series A, 8.00%, 09/24/22	314

	Total Foreign Government Securities (Cost $2,915)	3,023

	Mortgage Pass-Through Securities — 12.3%
	Federal Home Loan Mortgage Corp. Gold Pool,
848	4.00%, 05/01/14 - 08/01/18	811
226	6.00%, 04/01/14	231
101	6.00%, 02/01/35 (m)	102
87	6.50%, 03/01/13 - 06/01/13	89
151	6.50%, 11/01/22	156
33	6.50%, 02/01/26	33
53	7.00%, 01/01/12 - 06/01/13	55
148	7.00%, 12/01/14 - 03/01/16	152
14	7.00%, 02/01/26	14
41	7.50%, 05/01/26 - 08/01/27	43
51	8.00%, 03/01/08 - 10/01/10	53

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

35	8.00%, 04/01/25 - 05/01/25	37
20	8.50%, 07/01/26	22
	Federal Home Loan Mortgage Corp. Various Pools,
7	9.00%, 08/01/09	7
1,054	ARM, 5.84%, 11/01/36 (m)	1,065
540	ARM, 5.87%, 01/01/37 (m)	545
3,200	TBA, 5.00%, 05/25/37	3,091
15,755	TBA, 6.00%, 05/25/37	15,873
	Federal National Mortgage Association Various Pools,
368	5.50%, 12/01/33	365
165	6.00%, 01/01/14	168
379	6.00%, 05/01/33 - 08/01/33	384
185	6.50%, 05/01/11 - 04/01/13	190
5	6.50%, 02/01/26	5
262	6.79%, 11/01/07	261
98	7.00%, 09/01/07 - 06/01/13	101
5,149	7.00%, 03/01/26 - 09/01/36 (m)	5,311
48	7.50%, 08/01/09	49
53	7.50%, 05/01/26 - 11/01/26	56
127	8.00%, 11/01/22 - 06/01/24	132
75	8.50%, 11/01/18	79
41	9.00%, 08/01/24	45
850	TBA, 4.50%, 04/25/22	823
950	TBA, 4.50%, 05/25/37	892
16,400	TBA, 5.00%, 04/25/37 - 05/25/37	15,841
4,092	TBA, 5.50%, 04/25/22	4,101
2,278	TBA, 5.50%, 04/25/37	2,254
500	TBA, 6.00%, 05/25/22	508
10,620	TBA, 6.50%, 05/25/37	10,829
125	TBA, 7.00%, 04/25/37	129
	Government National Mortgage Association Various Pools,
53	5.50%, 04/20/11	53
293	6.50%, 07/15/08 - 09/15/13	300
196	6.50%, 01/15/24 - 03/15/28	203
85	7.00%, 07/15/08	86
206	7.00%, 04/15/24 - 05/15/26	214
52	7.50%, 06/15/25 - 05/15/26	54
85	8.00%, 04/15/24 - 07/20/28	89
245	8.50%, 06/15/22 - 09/20/25	262
6	10.00%, 07/15/18	7
2	13.50%, 05/15/11	3
2,715	TBA, 6.00%, 04/25/37	2,750
900	TBA, 6.50%, 04/25/37	923

	Total Mortgage Pass-Through Securities (Cost $69,856)	69,846

	U.S. Government Agency Securities — 0.4%
	Federal National Mortgage Association,
1,350	5.38%, 11/15/11	1,380
500	7.13%, 01/15/30 (e) (m)	621

	Total U.S. Government Agency Securities (Cost $1,963)	2,001

	U.S. Treasury Obligations — 6.5%
	U.S. Treasury Bonds,
1,845	4.50%, 02/15/36 (m)	1,739
265	5.38%, 02/15/31 (m)	283
7,000	7.88%, 02/15/21	9,093
750	8.50%, 02/15/20	1,011
3,000	10.38%, 11/15/12	3,096
	U.S. Treasury Bonds Coupon STRIPS,
1,500	VAR, 4.05%, 2/15/12	1,208
1,150	VAR, 4.30%, 8/15/15	781
5,405	VAR, 4.57%, 2/15/15	3,756
2,100	VAR, 4.69%, 11/15/14	1,479
3,000	VAR, 4.74%, 8/15/16	1,932
	U.S. Treasury Inflation Indexed Bonds,
16	1.63%, 01/15/15	15
557	2.38%, 01/15/27	562
247	3.88%, 01/15/09	256
	U.S. Treasury Notes,
2,000	3.00%, 11/15/07	1,975
2,000	3.13%, 05/15/07	1,995
20	3.63%, 06/30/07 (k) (m)	20
205	3.88%, 07/31/07 (k) (m)	204
45	4.25%, 11/30/07 (k) (m)	45
170	4.25%, 11/15/13 (m)	167
303	4.25%, 11/15/14 (k) (m)	296
1,735	4.63%, 02/29/08 (m)	1,730

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

620	4.63%, 11/15/16 (m)	618
290	4.75%, 01/31/12 (m)	293
1,250	4.88%, 04/30/08	1,250
1,000	4.88%, 05/15/09	1,005
2,130	4.88%, 04/30/11 (m)	2,156

	Total U.S. Treasury Obligations (Cost $36,914)	36,965

	Total Long-Term Investments (Cost $524,041)	611,000

Number of Contracts

	Options Purchased — 0.3%
	Call Options Purchased — 0.1%
35	30 Day Federal Funds Futures, Expiring 04/30/07 @ $94.75, American Style	1
18	30 Day Federal Funds Futures, Expiring 04/30/07 @ $95.00, American Style	-(h)
9	30 Day Federal Funds Futures, Expiring 07/31/07 @ $94.81, American Style	2
22	90 Day Eurodollar Future, Expiring 06/18/07 @ $94.75, American Style	3
53	90 Day Eurodollar Future, Expiring 09/17/07 @ $95.75, American Style	2

Notional Value ($)

	Call Options Purchased on Interest Rate Swaps:
16,630	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	209

	Total Call Options Purchased	217

	Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
22,770	Expiring 04/10/07. If exercised the Fund pays/receives 4.88% and receives/pays floating 3 month LIBOR expiring 04/12/08, European Style	75
2,350	Expiring 04/16/07. If exercised the Fund pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 04/18/17, European Style	27
26,995	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	109
3,724	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	10
4,655	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	12
9,108	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	48
9,108	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	49
13,683	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	72
9,150	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	49
16,600	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	125
1,957	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	81
1,661	Expiring 01/03/14. If exercised the Fund pays/receives 5.42% and receives/pays floating 3 month LIBOR expiring 01/07/24, European Style	137
2,105	Expiring 03/17/14. If exercised the Fund pays/receives 5.45% and receives/pays floating 3 month LIBOR expiring 03/19/24, European Style	173
1,105	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	61
1,380	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	77
2,286	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	126

	Total Receiver/Payer Straddles on Interest Rate Swaps	1,231

Number of Contracts

	Put Options Purchased — 0.0% (g)
19	30 Day Federal Funds Futures, Expiring 04/30/07 @ $94.69, American Style	-(h)
65	30 Day Federal Funds Futures, Expiring 04/30/07 @ $94.75, American Style	1
19	30 Day Federal Funds Futures, Expiring 05/31/07 @ $94.63, American Style	-(h)
24	30 Day Federal Funds Futures, Expiring 07/31/07 @ $94.75, American Style	1
34	30 Day Federal Funds Futures, Expiring 07/31/07 @ $94.81, American Style	7
52	90 Day Eurodollar Future, Expiring 12/17/07 @ $94.75, American Style	8

Notional Value ($)

	Put Options Purchased on Interest Rate Swaps:
32,200	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style	17
12,430	Expiring 05/01/07. If exercised the Fund pays 5.54% and receives floating 3 month LIBOR expiring 05/03/12, European Style	1

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Notional Value ($)	Security Description	Value ($)

7,455	Expiring 05/08/07. If exercised the Fund pays 5.50% and receives floating 3 month LIBOR expiring 05/10/12, European Style	1
12,410	Expiring 05/16/07. If exercised the Fund pays 5.41% and receives floating 3 month LIBOR expiring 05/18/12, European Style	4
9,465	Expiring 06/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	23
13,605	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	34
3,795	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	77

	Total Put Options Purchased	174

	Total Options Purchased (Cost $2,021)	1,622

Principal Amount ($)

	Short-Term Investments — 1.6%
	Commercial Paper — 0.8% (n)
1,750	Fairway Finance Corp., 5.29%, 04/05/07 (m)	1,749
1,500	Windmill Funding Corp., 5.28%, 04/02/07 (m)	1,499
1,250	Yorktown Capital LLC, 5.29%, 05/09/07 (m)	1,243

	Total Commercial Paper (Cost $4,491)	4,491

Shares

	Investment Companies — 0.8%
2,162	JPMorgan Liquid Assets Money Market Fund (b)	2,162
2,252	JPMorgan Prime Money Market Fund (b) (m)	2,252

	Total Investment Companies (Cost $4,414)	4,414

Principal Amount ($)

	U.S. Treasury Obligation — 0.0% (g)
70	U.S. Treasury Bills, 5.06%, 08/09/07 (k) (n)	69

	(Cost $69)
	Total Short-Term Investments (Cost $8,974)	8,974

	Investments of Cash Collateral for Securities on Loan — 0.2%
	Corporate Notes — 0.1%
100	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	100
100	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	100
250	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	250
100	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	100

		550

	Repurchase Agreements — 0.1%
78	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $78, collateralized by U.S. Government Agency Mortgages	78
300	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $300, collateralized by U.S. Government Agency Mortgages	300
300	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $300, collateralized by U.S. Government Agency Mortgages	300
300	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $300, collateralized by U.S. Government Agency Mortgages	300

		978

	Time Deposit — 0.0% (g)
50	Northern Rock plc, 5.32%, 05/15/07	50

	Total Investments of Cash Collateral for Securities on Loan (Cost $1,578)	1,578

	Total Investments — 109.6% (Cost $536,614)	623,174
	Liabilities in Excess of Other Assets — (9.6)%	(54,681)

	NET ASSETS — 100.0%	$568,493

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,645
Aggregate gross unrealized depreciation	(5,085)

Net unrealized appreciation/depreciation	$86,560

Federal income tax cost of investments	$536,614

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
ADR	American Depositary Receipt.
BPS	Basis Points.
CMO	Collateralized Mortgage Obligation.
CVA	Dutch Certification.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
GDR	Global Depositary Receipt.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate.
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2007.
TBA	To Be Announced.
TRAINS	Targeted Return Index.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2007.

CURRENCIES:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
198	2 Year U.S. Treasury Notes	June, 2007	$40,568	$127
57	5 Year U.S. Treasury Notes	June, 2007	6,030	25
9	10 Year Japan Bonds	June, 2007	10,213	(6)
89	10 Year U.S. Treasury Notes	June, 2007	9,623	(64)
16	FTSE 100 Index	June, 2007	1,981	49
2	Russell 2000 Index	June, 2007	808	26
1	S & P 500 E-mini	June, 2007	72	1

	Short Futures Outstanding
(115)	10 Year U.S. Treasury Notes	June, 2007	(12,434)	(21)
(3)	Dow Jones Euro Stoxx 50	June, 2007	(164)	(6)
(10)	Russell 2000 Index	June, 2007	(4,040)	(131)
(28)	S & P 500 Index	June, 2007	(10,018)	(160)
(51)	TOPIX Index	June, 2007	(7,405)	(152)
(7)	U.S. Treasury Bonds	June, 2007	(779)	11

				$(301)

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 03/31/07 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

1,775,616	AUD	05/29/07	$1,396	$1,434	$38
4,682,358	CHF	05/29/07	3,805	3,872	67
541,095	EUR	05/29/07	713	725	12
1,204,512	GBP	05/29/07	2,356	2,370	14
5,345,783	HKD	05/29/07	686	686	-(h	)
217,205,269	JPY	05/29/07	1,836	1,857	21
7,993,954	SEK	05/29/07	1,131	1,148	17

			$11,923	$12,092	$169

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 03/31/07 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

819,197	AUD	05/29/07	$652	$662	$(10)
241,634	CHF	05/29/07	201	200	1
6,580,397	EUR	05/29/07	8,710	8,810	(100)
954,813	GBP	05/29/07	1,857	1,878	(21)
62,428,998	JPY	05/29/07	535	534	1
3,484,863	NOK	05/29/07	567	574	(7)

			$12,522	$12,658	$(136)

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE (USD)

(1,503)	FHLMC, TBA, 5.50%, 04/25/37	(1,487)
(3,520)	FNMA, TBA, 6.00%, 04/25/37	(3,545)
(17,070)	FNMA, TBA, 6.00%, 05/25/37	(17,188)
(5,918)	FNMA, TBA, 5.50%, 05/25/37	(5,853)

	(Proceeds received $28,151)	$(28,073)

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE (USD)

30 Day Fed Funds Future, American Style	$95.00	07/31/07	9	$(1)
90 Day Eurodollar Future, American Style	95.00	06/18/07	22	(1)
90 Day Eurodollar Future, American Style	96.00	09/17/07	106	(2)

(Premiums received of $20)				$(4)

Call Options Written on Interest Rate Swaps ****

COUNTERPARTY	EXERCISE RATE *	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	VALUE (USD)

Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	$9,310	$(50)
Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	26,995	(5)

(Premiums received of $76)					$(55)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE (USD)

30 Day Fed Funds Future, American Style	$94.75	04/30/07	3	$	-(h )
30 Day Fed Funds Future, American Style	94.94	04/30/07	9		(7)

(Premiums received of $7)					$(7)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	VALUE (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$16,630	$(251)
Barclays Bank plc	5.40% semi-annually	04/26/07	04/30/08	32,200	(5)
Barclays Bank plc	5.49% semi-annually	04/02/07	04/04/12	15,535	—
Goldman Sachs Capital Management	5.36% semi-annually	04/16/07	04/18/12	15,510	(1)
Goldman Sachs Capital Management	5.45% semi-annually	04/05/07	04/11/12	9,325	—
Merrill Lynch Capital Services	5.46% semi-annually	03/15/10	03/17/12	9,310	(59)

(Premiums received of $440)					$(316)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE ***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	VALUE (USD)

Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	$4,575	$(221)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	3,429	(166)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	14,233	(105)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	1,492	(100)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	2,458	(136)
Credit Suisse International	5.56% semi-annually	01/24/14	01/29/24	921	(75)
Goldman Sachs Capital Management	5.23% semi-annually	12/06/13	12/10/23	2,845	(239)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	9,310	(174)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	1,169	(160)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	1,151	(79)

(Premiums received of $1,600)					$(1,455)

* The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.
** The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
*** The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
**** European Style

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America	4.98% semi-annually	3 month LIBOR quarterly	03/05/09	$2,400	$2
Bank of America	5.26% semi-annually	3 month LIBOR quarterly	02/16/17	65	-(h )
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	8,343	67
Barclays Bank plc	3 month LIBOR quarterly	5.17% semi-annually	04/12/08	2,960	(2)
Barclays Bank plc	3 month LIBOR quarterly	4.84% semi-annually	01/08/09	666	-(h )
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	6,371	17
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	1,245	(3)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	174	3
Citibank, N.A.	5.11% semi-annually	3 month LIBOR quarterly	02/15/17	1,775	8
Citibank, N.A.	3 month LIBOR quarterly	5.15% semi-annually	03/29/17	470	(1)
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	03/30/17	470	-(h )
Credit Suisse International	3 month LIBOR quarterly	4.83% semi-annually	12/14/08	2,641	—
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	101	-(h )
Deutsche Bank AG, New York	4.83% semi-annually	3 month LIBOR quarterly	06/25/09	5,440	9
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR quarterly	11/15/10	1,490	(22)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.14% semi-annually	02/13/17	1,500	4
Deutsche Bank AG, New York	5.10% semi-annually	3 month LIBOR quarterly	05/15/17	1,230	7
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.04% semi-annually	06/25/17	1,315	(14)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	129	(1)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.26% semi-annually	05/15/37	635	(12)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	13,095	23
Goldman Sachs Capital Management	5.18% semi-annually	3 month LIBOR quarterly	04/30/09	7,455	(30)
Lehman Brothers Special Financing (1)	3 month LIBOR quarterly	5.16% semi-annually	04/12/08	10,316	(6)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	7,080	16
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	960	(59)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.12% semi-annually	04/12/08	1,366	(1)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.19% semi-annually	04/12/08	3,074	(1)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.21% semi-annually	04/12/08	1,184	-(h )
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.22% semi-annually	04/12/08	3,870	-(h )
Merrill Lynch Capital Services	4.82% semi-annually	3 month LIBOR quarterly	12/14/08	1,009	-(h )
Merrill Lynch Capital Services	5.31% semi-annually	3 month LIBOR quarterly	11/04/19	369	1
Morgan Stanley Capital Services	5.21% semi-annually	3 month LIBOR quarterly	03/16/37	810	21

					$26

(1) Premium received of $46

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Akzo, 4.25%, 06/14/11	Citibank, N.A.	Buy	23 BPS quarterly	12/20/11	$500	$1
ALLTEL, 7.00%, 07/01/12	Barclays Bank plc	Sell	90 BPS quarterly	03/20/12	450	-(h )
ALLTEL, 7.00%, 07/01/12	Barclays Bank plc	Buy	128 BPS quarterly	03/20/14	350	1
AutoZone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	300	(2)
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11	500	-(h )
Burlington Northern Sante Fe, 6.75%, 07/15/11	Union Bank of Switzerland AG	Buy	43 BPS quarterly	03/20/14	250	2
Caterpillar, 6.55%, 05/01/11	Morgan Stanley Capital Services	Buy	16 BPS quarterly	03/20/12	200	-(h )
Coca-Cola, 6.13%, 08/15/11	Merrill Lynch International	Buy	23 BPS quarterly	03/20/12	200	(1)
Countrywide Financial, 4.00%, 03/22/11	Citibank, N.A.	Sell	49 BPS quarterly	03/20/12	300	(3)
Countrywide Financial, 4.00%, 03/22/11	BNP Paribas	Sell	83 BPS quarterly	03/20/17	150	(2)
Dow Jones CDX.HY.100 S6 0611	Lehman Brothers Special Financing (2)	Buy	345 BPS quarterly	06/20/11	1,000	(45)
Dow Jones CDX.NA.LG.6	Goldman Sachs Capital Management (3)	Sell	40 BPS quarterly	06/20/11	2,150	6
Gannett Co., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	450	(1)
Gazprom, 8.63%, 04/28/2034	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	680	-(h )
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	500	25
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	270	16
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	150	4

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT (USD)		VALUE (USD)

Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11		130	3
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10		1,000	64
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10		350	30
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11		460	(5)
Government of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11		220	(3)
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	04/20/07		1,400	11
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11		620	(10)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10		270	(21)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11		130	(4)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11		150	(4)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11		230	4
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11		230	4
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11		530	(9)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10		1,000	(84)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10		350	(35)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11		480	(6)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11		440	(6)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11		315	11
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11		770	26
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11		385	18
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11		315	(12)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11		770	(30)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11		385	(18)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11		405	8
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11		220	6
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.5 BPS semi-annually	02/20/12		1,065	(3)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10		700	16
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11		900	31
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12		905	1
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10		1,200	30
Hannover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		500	-(h )
Icici Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08		250	-(h )
Joint Stock Company KKB, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS quarterly	03/20/12		190	-(h )
Joint Stock Company KKB, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12		230	1
Kaupthing Bunadarbanki HF, 5.51%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	1,000	2
Kazkommertzbank, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12		$100	1
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12		680	4
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14		250	-(h )
Landsbanki Island, 3.95%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	EUR	400	1
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		$500	-(h )
Munich Re Finance BV, 6.75%, 12/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		500	-(h )
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 quarterly	06/20/17		200	1
Nordstrom, 6.95%, 03/14/28	Goldman Sachs Capital Management	Buy	30 BPS quarterly	03/20/14		400	(2)
Norfolk Southern Corp., 7.70%, 05/15/17	Union Bank of Switzerland AG	Buy	43 BPS quarterly	03/20/14		250	3
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10		2,000	(47)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10		2,000	(53)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12		420	-(h )
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12		210	-(h )
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12		230	1
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12		170	1
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12		450	-(h )
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12		460	-(h )
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12		440	2
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.4 BPS semi-annually	04/20/12		230	-(h )
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12		420	-(h )
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12		210	1
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09		95	-(h )
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09		910	2
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10		700	(6)
Russian Federation, 5.00%, 03/30/31	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11		960	-(h )
Russian Federation, 5.00%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11		440	-(h )

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Russian Federation, 5.00%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	95	-(h )
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	2,000	45
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	2,000	39
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,240	3
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	1,060	4
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	1,000	33
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	900	(10)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	910	-(h )
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	1,200	(19)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	880	1
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	250	(1)
Sara Lee Corp., 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	81 BPS quarterly	03/20/17	250	(2)
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11	500	(1)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 quarterly	06/20/14	350	—
Southwest Airlines, 6.50%, 03/01/12	Lehman Brothers Special Financing	Buy	30 BPS quarterly	09/20/13	150	2
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11	500	(1)
Transocean, Inc., 7.38%, 04/15/18	Goldman Sachs Capital Management	Buy	31 BPS quarterly	03/20/12	350	(1)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	4,270	(8)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	2,000	(49)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	2,000	(39)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	1,890	25
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	1,000	(26)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	2,000	45
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	2,000	49
VTB, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	480	-(h )

						$15

(2) Premium received of $44

(3) Premium received of $20

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America (b)	FHLMC, 4.75%, 03/05/09	99.90	04/19/07	$2,400	$(1)
Bank of America (b)	FHLMC, 5.00%, 02/16/17	100.60	04/25/07	65	-(h	)
Citibank, N.A. (b)	U.S. Treasury Note, 4.63%, 02/15/17	99.96	04/30/07	1,731	(2)
Deutsche Bank AG, New York (a)	FNMA, 5.00%, 02/13/17	100.28	06/28/07	1,500	5
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	98.08	04/25/07	2,735	(7)
Deutsche Bank AG, New York (b)	FHLMC, 5.75%, 06/27/16	103.99	05/14/07	960	3
Deutsche Bank AG, New York (b)	FNMA, 6.63%, 11/15/10	105.85	05/14/07	1,400	-(h	)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	101.03	05/07/07	2,600	9
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 5.50%, TBA	100.22	04/10/07	2,400	-(h	)

					$7

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 25 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	07/01/07	$1,700	$(1)
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	1,850	(1)
Morgan Stanley Capital Services	TCB, 7.30%, 2/26/09	3 Month LIBOR +20 BPS	Total Return on TCB, 7.30%, 02/26/09	02/26/09	900	—

						$(2)

JPMorgan Diversified Fund

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Forward Rate Agreements

RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Merrill Lynch Capital Services	3 month LIBOR quarterly	5.18% semi-annually	09/19/07	$101,225	$(21)
Merrill Lynch Capital Services	4.66% semi-annually	3 month LIBOR quarterly	09/17/08	57,835	(2)

					$(23)

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Air Freight & Logistics — 1.8%
159	UTI Worldwide, Inc.	3,918

	Biotechnology — 2.3%
52	BioMarin Pharmaceuticals, Inc. (a)	904
80	Keryx Biopharmaceuticals, Inc. (a)	836
70	Myriad Genetics, Inc. (a)	2,421
31	Theravance, Inc. (a)	914

		5,075

	Capital Markets — 3.0%
37	Affiliated Managers Group, Inc. (a)	4,041
12	Fortress Investment Group LLC, Class A	350
54	Investment Technology Group, Inc. (a)	2,113

		6,504

	Communications Equipment — 2.5%
490	Finisar Corp. (a)	1,713
46	Polycom, Inc. (a)	1,547
64	ViaSat, Inc. (a)	2,094

		5,354

	Computers & Peripherals — 1.0%
63	Komag, Inc. (a)	2,067

	Construction Materials — 2.0%
98	Eagle Materials, Inc.	4,387

	Containers & Packaging — 0.5%
263	Intertape Polymer Group, Inc. (Canada) (a)	1,082

	Distributors — 1.0%
100	LKQ Corp. (a)	2,184

	Diversified Consumer Services — 1.5%
238	INVESTools, Inc. (a)	3,308

	Diversified Financial Services — 1.7%
186	Endeavor Acquisition Corp. (a)	2,019
34	International Securities Exchange Holdings, Inc.	1,659

		3,678

	Diversified Telecommunication Services — 1.9%
54	BigBand Networks, Inc. (a)	971
187	Globalstar, Inc. (a)	1,981
38	NeuStar, Inc., Class A (a)	1,066

		4,018

	Electrical Equipment — 4.2%
71	Acuity Brands, Inc.	3,860
98	General Cable Corp. (a)	5,233

		9,093

	Electronic Equipment & Instruments — 0.9%
102	IPG Photonics Corp. (a)	1,953

	Energy Equipment & Services — 2.8%
44	Oceaneering International, Inc. (a)	1,861
63	Universal Compression Holdings, Inc. (a)	4,237

		6,098

	Food Products — 0.7%
129	SunOpta, Inc. (Canada) (a)	1,531

	Health Care Equipment & Supplies — 6.7%
20	Accuray, Inc. (a)	445
62	ArthroCare Corp. (a)	2,242
59	DJO, Inc. (a)	2,236
33	Hologic, Inc. (a)	1,905
41	Inverness Medical Innovations, Inc. (a)	1,812
56	Kyphon, Inc. (a)	2,521
58	NeuroMetrix, Inc. (a)	562
110	Northstar Neuroscience, Inc. (a)	1,408
66	Thoratec Corp. (a)	1,379

		14,510

	Health Care Providers & Services — 6.0%
67	Chemed Corp.	3,293
190	Gentiva Health Services, Inc. (a)	3,840
53	Healthways, Inc. (a)	2,466
49	Psychiatric Solutions, Inc. (a)	1,963
39	Sunrise Senior Living, Inc. (a)	1,522

		13,084

	Health Care Technology — 0.5%
39	Allscripts Healthcare Solutions, Inc. (a)	1,048

	Hotels, Restaurants & Leisure — 4.2%
27	Chipotle Mexican Grill, Inc., Class A (a)	1,686
83	Jamba, Inc. (a)	759
28	Orient-Express Hotels Ltd., Class H (Bermuda)	1,678
53	Shuffle Master, Inc. (a)	971
105	WMS Industries, Inc. (a)	4,136

		9,230

	Household Durables — 1.5%
374	Champion Enterprises, Inc. (a)	3,295

	Insurance — 2.3%
102	CastlePoint Holdings Ltd. (Bermuda)	1,665
65	ProAssurance Corp. (a)	3,340

		5,005

	Internet & Catalog Retail — 2.4%
73	FTD Group, Inc.	1,211
76	priceline.com, Inc. (a)	4,032

		5,243

	Internet Software & Services — 4.5%
102	DealerTrack Holdings, Inc. (a)	3,130
42	Digital River, Inc. (a)	2,307
115	Liquidity Services, Inc. (a)	1,952
97	Marchex, Inc., Class B	1,489
55	Switch & Data Facilities Co., Inc. (a)	1,003

		9,881

	IT Services — 6.1%
31	Alliance Data Systems Corp. (a)	1,886
123	Gartner, Inc. (a)	2,943

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

90	Isilon Systems, Inc. (a)	1,454
38	Syntel, Inc.	1,331
156	VeriFone Holdings, Inc. (a)	5,726

		13,340

	Leisure Equipment & Products — 0.5%
29	Pool Corp.	1,035

	Life Sciences Tools & Services — 4.2%
49	Covance, Inc. (a)	2,890
159	Enzo Biochem, Inc. (a)	2,399
105	Exelixis, Inc. (a)	1,039
64	Illumina, Inc. (a)	1,871
49	Medivation, Inc. (a)	926

		9,125

	Machinery — 0.4%
18	Kaydon Corp.	783

	Marine — 1.6%
112	American Commercial Lines, Inc. (a)	3,530

	Media — 1.8%
75	Morningstar, Inc. (a)	3,883

	Metals & Mining — 3.8%
43	Allegheny Technologies, Inc.	4,609
79	Century Aluminum Co. (a)	3,701

		8,310

	Oil, Gas & Consumable Fuels — 3.6%
64	Bois d’Arc Energy, Inc. (a)	848
44	Carrizo Oil & Gas, Inc. (a)	1,536
77	GeoMet, Inc. (a)	680
25	Penn Virginia Corp.	1,806
63	World Fuel Services Corp.	2,921

		7,791

	Personal Products — 1.0%
58	Bare Escentuals, Inc. (a)	2,084

	Pharmaceuticals — 1.8%
87	Adams Respiratory Therapeutics, Inc. (a)	2,919
73	ViroPharma, Inc. (a)	1,053

		3,972

	Semiconductors & Semiconductor Equipment — 6.3%
317	Applied Micro Circuits Corp. (a)	1,156
87	Diodes, Inc. (a)	3,024
71	FormFactor, Inc. (a)	3,186
44	Hittite Microwave Corp. (a)	1,747
86	Varian Semiconductor Equipment Associates, Inc. (a)	4,597

		13,710

	Software — 4.6%
51	ANSYS, Inc. (a)	2,584
73	Blackboard, Inc. (a)	2,442
247	Nuance Communications, Inc. (a)	3,786
63	Sourcefire, Inc. (a)	1,114

		9,926

	Specialty Retail — 4.1%
39	Aeropostale, Inc. (a)	1,565
152	GameStop Corp., Class A (a)	4,960
54	Hibbett Sports, Inc. (a)	1,532
22	J. Crew Group, Inc. (a)	885

		8,942

	Textiles, Apparel & Luxury Goods — 2.4%
28	Heelys, Inc. (a)	827
143	Iconix Brand Group, Inc. (a)	2,925
123	Quiksilver, Inc. (a)	1,429

		5,181

	Thrifts & Mortgage Finance — 1.0%
32	WSFS Financial Corp.	2,083

	Total Common Stocks (Cost $182,833)	215,241

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,466	JPMorgan Prime Money Market Fund (b) (m) (Cost $1,466)	1,466

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 25.6%
	Certificate of Deposit — 0.3%
600	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	600

	Corporate Notes — 11.4%
1,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	1,000
2,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	2,000
2,000	American Express Credit Corp., FRN, 5.32%, 06/12/07	2,000
2,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	2,000
2,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	2,000
2,100	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	2,100
2,400	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	2,400
2,000	Comerica Corp., FRN, 5.31%, 11/13/07	2,000
1,800	Links Finance LLC, FRN, 5.37%, 10/15/07	1,800
2,000	Metropolitan Life Global Funding, Inc., FRN, 5.31%, 04/30/08	2,000
2,500	Morgan Stanley, FRN, 5.62%, 04/30/08	2,500
2,001	Nationwide Building Society, FRN, 5.31%, 04/30/08	2,001
1,000	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	1,000

		24,801

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Repurchase Agreements — 12.8%
9,270	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $9,274, collateralized by U.S. Government Agency Mortgages	9,270
9,250	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $9,254, collateralized by U.S. Government Agency Mortgages	9,250
9,250	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $9,254, collateralized by U.S. Government Agency Mortgages	9,250

		27,770

	Time Deposit — 1.1%
2,500	Northern Rock plc, 5.32%, 05/15/07	2,500

	Total Investments of Cash Collateral for Securities on Loan (Cost $55,671)	55,671

	Total Investments — 125.4%
	(Cost $239,970)	272,378
	Liabilities in Excess of Other Assets — (25.4)%	(55,250)

	NET ASSETS — 100.0%	$217,128

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,315
Aggregate gross unrealized depreciation	(7,907)

Net unrealized appreciation/depreciation	$32,408

Federal income tax cost of investments	$239,970

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.3%
	Common Stocks — 98.3%
	Aerospace & Defense — 2.0%
72	L-3 Communications Holdings, Inc.	6,289
84	United Technologies Corp.	5,460

		11,749

	Beverages — 1.6%
120	Anheuser-Busch Cos., Inc.	6,050
172	Constellation Brands, Inc., Class A (a)	3,647

		9,697

	Capital Markets — 6.5%
183	Bank of New York Co., Inc. (The)	7,416
60	Bear Stearns Cos., Inc. (The)	8,946
33	Fortress Investment Group LLC, Class A	952
83	Legg Mason, Inc.	7,857
118	Morgan Stanley	9,286
77	Northern Trust Corp.	4,643

		39,100

	Commercial Banks — 3.5%
62	Compass Bancshares, Inc.	4,231
165	U.S. Bancorp	5,774
93	Wachovia Corp.	5,126
172	Wells Fargo & Co.	5,936

		21,067

	Communications Equipment — 2.3%
188	Corning, Inc. (a)	4,266
218	QUALCOMM, Inc.	9,313

		13,579

	Construction Materials — 2.6%
208	Cemex, S.A.B. de C.V. ADR (Mexico) (a)	6,796
75	Vulcan Materials Co.	8,724

		15,520

	Consumer Finance — 3.0%
237	American Express Co.	13,344
118	SLM Corp.	4,835

		18,179

	Diversified Financial Services — 5.8%
344	Bank of America Corp.	17,556
329	Citigroup, Inc.	16,899

		34,455

	Diversified Telecommunication Services — 3.9%
181	AT&T, Inc.	7,133
105	CenturyTel, Inc.	4,754
304	Verizon Communications, Inc.	11,544

		23,431

	Electric Utilities — 2.7%
72	American Electric Power Co., Inc.	3,490
162	Edison International	7,969
75	FPL Group, Inc.	4,594

		16,053

	Food & Staples Retailing — 0.8%
105	Wal-Mart Stores, Inc.	4,939

	Food Products — 1.3%
60	General Mills, Inc.	3,505
143	Unilever N.V. ADR (Netherlands)	4,184

		7,689

	Health Care Equipment & Supplies — 1.2%
134	Baxter International, Inc.	7,079

	Health Care Providers & Services — 3.3%
179	Aetna, Inc.	7,821
85	Cardinal Health, Inc.	6,179
72	WellPoint, Inc. (a)	5,807

		19,807

	Hotels, Restaurants & Leisure — 2.1%
151	Hilton Hotels Corp.	5,423
154	McDonald’s Corp.	6,915

		12,338

	Household Products — 1.0%
89	Clorox Co.	5,668

	Industrial Conglomerates — 2.5%
50	3M Co.	3,837
162	General Electric Co.	5,739

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

179	Tyco International Ltd. (Bermuda)	5,631

		15,207

	Insurance — 8.1%
154	Assurant, Inc.	8,238
225	Chubb Corp. (The)	11,615
125	Genworth Financial, Inc.	4,357
63	Hartford Financial Services Group, Inc.	6,012
119	Loews Corp.	5,393
118	MetLife, Inc.	7,426
81	Safeco Corp.	5,348

		48,389

	Internet & Catalog Retail — 0.8%
192	Liberty Media Holding Corp. - Interactive, Class A (a)	4,585

	Internet Software & Services — 0.6%
112	Yahoo!, Inc. (a)	3,514

	Media — 4.5%
296	Clear Channel Communications, Inc.	10,358
92	Comcast Corp., Class A (a)	2,377
74	Getty Images, Inc. (a)	3,574
38	Liberty Media Holding Corp. - Capital, Class A (a)	4,255
318	Time Warner, Inc.	6,269

		26,833

	Metals & Mining — 1.4%
122	Alcoa, Inc.	4,136
20	Rio Tinto plc ADR (United Kingdom)	4,510

		8,646

	Oil, Gas & Consumable Fuels — 14.1%
71	Anadarko Petroleum Corp.	3,030
149	Chevron Corp.	11,002
241	ConocoPhillips	16,498
151	Devon Energy Corp.	10,431
363	Exxon Mobil Corp.	27,403
70	Occidental Petroleum Corp.	3,432
142	Teekay Shipping Corp. (Bahamas)	7,689
175	Williams Cos., Inc.	4,975

		84,460

	Pharmaceuticals — 5.2%
48	Johnson & Johnson	2,892
151	Merck & Co., Inc.	6,652
205	Pfizer, Inc.	5,168
133	Teva Pharmaceutical Industries Ltd. ADR (Israel)	4,967
224	Wyeth	11,207

		30,886

	Real Estate Investment Trusts (REITs) — 1.6%
112	iStar Financial, Inc.	5,222
108	Plum Creek Timber Co., Inc.	4,261

		9,483

	Real Estate Management & Development — 2.3%
75	Brookfield Asset Management, Inc., Class A (Canada)	3,914
159	Brookfield Properties Co.	6,410
97	CB Richard Ellis Group, Inc., Class A (a)	3,305

		13,629

	Road & Rail — 1.0%
117	Norfolk Southern Corp.	5,910

	Semiconductors & Semiconductor Equipment — 1.0%
312	Intel Corp.	5,967

	Software — 2.1%
368	Microsoft Corp.	10,251
148	Symantec Corp. (a)	2,560

		12,811

	Specialty Retail — 3.4%
56	AutoZone, Inc. (a)	7,176
49	Home Depot, Inc.	1,789
182	Limited Brands, Inc.	4,730
97	Lowe’s Cos., Inc.	3,054
85	Tiffany & Co.	3,848

		20,597

	Textiles, Apparel & Luxury Goods — 1.3%
96	V.F. Corp.	7,940

	Thrifts & Mortgage Finance — 3.3%
232	Freddie Mac	13,808
105	MGIC Investment Corp.	6,198

		20,006

	Tobacco — 1.5%
101	Altria Group, Inc.	8,842

	Total Common Stocks (Cost $451,405)	588,055

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
10,770	JPMorgan Prime Money Market Fund (b) (m) (Cost $10,770)	10,770

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 0.1%
	Repurchase Agreements — 0.1%
121	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $121, collateralized by U.S. Government Agency Mortgages	121
200	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $200, collateralized by U.S. Government Agency Mortgages	200
200	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $200, collateralized by U.S. Government Agency Mortgages	200
200	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $200, collateralized by U.S. Government Agency Mortgages	200
200	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $200, collateralized by U.S. Government Agency Mortgages	200

	Total Investments of Cash Collateral for Securities on Loan (Cost $921)	921

	Total Investments — 100.2% (Cost $463,096)	599,746
	Liabilities in Excess of Other Assets — (0.2)%	(1,335)

	NET ASSETS — 100.0%	$598,411

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,456
Aggregate gross unrealized depreciation	(2,806)

Net unrealized appreciation/depreciation	$136,650

Federal income tax cost of investments	$463,096

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Aerospace & Defense — 5.7%
813	Boeing Co.	72,257
857	General Dynamics Corp.	65,490
713	Lockheed Martin Corp.	69,185
762	Northrop Grumman Corp.	56,563
1,189	Raytheon Co.	62,349

		325,844

	Airlines — 1.1%
498	AMR Corp. (a)	15,155
430	Continental Airlines, Inc., Class B (a)	15,662
433	UAL Corp. (a)	16,535
336	US Airways Group, Inc. (a)	15,295

		62,647

	Auto Components — 0.3%
202	Johnson Controls, Inc.	19,094

	Beverages — 0.3%
207	Molson Coors Brewing Co., Class B	19,624

	Capital Markets — 6.8%
411	Bear Stearns Cos., Inc. (The)	61,749
426	Goldman Sachs Group, Inc. (The)	88,086
940	Lehman Brothers Holdings, Inc.	65,859
1,026	Merrill Lynch & Co., Inc.	83,826
1,154	Morgan Stanley	90,857

		390,377

	Commercial Banks — 4.6%
396	Keycorp	14,849
1,736	National City Corp.	64,677
804	PNC Financial Services Group, Inc.	57,835
2,236	U.S. Bancorp	78,207
858	Wachovia Corp.	47,223

		262,791

	Commercial Services & Supplies — 0.6%
255	Avery Dennison Corp.	16,412
461	RR Donnelley & Sons Co.	16,864

		33,276

	Communications Equipment — 1.5%
3,479	Cisco Systems, Inc. (a)	88,829

	Computers & Peripherals — 4.3%
1,997	Brocade Communications Systems, Inc. (a)	19,012
2,475	Hewlett-Packard Co.	99,335
1,204	International Business Machines Corp.	113,451
270	Lexmark International, Inc., Class A (a)	15,796

		247,594

	Consumer Finance — 0.3%
351	First Marblehead Corp. (The)	15,750

	Diversified Consumer Services — 0.3%
390	Sotheby’s	17,352

	Diversified Financial Services — 2.5%
2,878	Bank of America Corp.	146,851

	Diversified Telecommunication Services — 4.0%
3,984	AT&T, Inc.	157,102
367	CenturyTel, Inc.	16,598
348	Embarq Corp.	19,619
1,950	Qwest Communications International, Inc. (a)	17,534
1,126	Windstream Corp.	16,534

		227,387

	Electric Utilities — 1.8%
893	FirstEnergy Corp.	59,139
700	FPL Group, Inc.	42,813

		101,952

	Electrical Equipment — 0.6%
292	Acuity Brands, Inc.	15,880
318	General Cable Corp. (a)	16,980

		32,860

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food & Staples Retailing — 1.8%
2,515	Kroger Co. (The)	71,035
508	Safeway, Inc.	18,598
489	SYSCO Corp.	16,529

		106,162

	Gas Utilities — 0.6%
347	Energen Corp.	17,644
372	ONEOK, Inc.	16,749

		34,393

	Health Care Providers & Services — 4.3%
1,468	Aetna, Inc.	64,271
283	AmerisourceBergen Corp.	14,902
123	Cigna Corp.	17,504
305	Humana, Inc. (a)	17,673
215	Laboratory Corp. of America Holdings (a)	15,586
318	McKesson Corp.	18,639
267	WellCare Health Plans, Inc. (a)	22,779
942	WellPoint, Inc. (a)	76,404

		247,758

	Hotels, Restaurants & Leisure — 1.4%
1,757	McDonald’s Corp.	79,135

	Household Durables — 0.3%
650	Tempur-Pedic International, Inc.	16,893

	Household Products — 1.6%
396	Colgate-Palmolive Co.	26,435
249	Energizer Holdings, Inc. (a)	21,247
627	Kimberly-Clark Corp.	42,971

		90,653

	Independent Power Producers & Energy Traders — 1.3%
1,166	TXU Corp.	74,766

	Insurance — 4.5%
715	ACE Ltd. (Bermuda)	40,798
963	Allstate Corp. (The)	57,844
490	American Financial Group, Inc.	16,671
1,160	Chubb Corp. (The)	59,932
487	Loews Corp.	22,106
1,178	Travelers Cos., Inc. (The)	61,001

		258,352

	IT Services — 1.5%
273	Alliance Data Systems Corp. (a)	16,791
301	Computer Sciences Corp. (a)	15,691
723	Convergys Corp. (a)	18,382
593	Electronic Data Systems Corp.	16,417
606	Sabre Holdings Corp., Class A	19,840

		87,121

	Leisure Equipment & Products — 0.6%
574	Hasbro, Inc.	16,434
727	Mattel, Inc.	20,029

		36,463

	Machinery — 1.7%
121	Cummins, Inc.	17,555
290	Manitowoc Co., Inc. (The)	18,443
386	PACCAR, Inc.	28,347
206	Parker-Hannifin Corp.	17,814
247	Terex Corp. (a)	17,739

		99,898

	Media — 3.7%
706	DIRECTV Group, Inc. (The) (a)	16,285
583	Marvel Entertainment, Inc. (a)	16,173
574	McGraw-Hill Cos., Inc. (The)	36,068
605	Omnicom Group, Inc.	61,899
2,423	Walt Disney Co. (The)	83,414

		213,839

	Metals & Mining — 3.0%
355	Freeport-McMoRan Copper & Gold, Inc., Class B	23,495
1,070	Nucor Corp.	69,682
505	Southern Copper Corp.	36,203
495	Steel Dynamics, Inc.	21,401
222	United States Steel Corp.	22,016

		172,797

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multi-Utilities — 0.6%
968	CenterPoint Energy, Inc.	17,362
284	Sempra Energy	17,303

		34,665

	Multiline Retail — 3.1%
427	Big Lots, Inc. (a)	13,341
1,318	Federated Department Stores, Inc.	59,394
762	J.C. Penney Co., Inc.	62,598
581	Kohl’s Corp. (a)	44,510

		179,843

	Office Electronics — 0.6%
1,902	Xerox Corp. (a)	32,128

	Oil, Gas & Consumable Fuels — 9.2%
1,416	Chevron Corp.	104,698
3,021	Exxon Mobil Corp.	227,957
313	Holly Corp.	18,561
730	Marathon Oil Corp.	72,096
268	Overseas Shipholding Group, Inc.	16,783
176	Tesoro Corp.	17,696
1,164	Valero Energy Corp.	75,053

		532,844

	Personal Products — 0.3%
367	NBTY, Inc. (a)	19,466

	Pharmaceuticals — 7.3%
502	Abbott Laboratories	28,006
1,179	Forest Laboratories, Inc. (a)	60,643
987	King Pharmaceuticals, Inc. (a)	19,408
2,124	Merck & Co., Inc.	93,817
774	Mylan Laboratories, Inc.	16,356
5,055	Pfizer, Inc.	127,694
2,902	Schering-Plough Corp.	74,038

		419,962

	Real Estate Investment Trusts (REITs) — 1.4%
641	CapitalSource, Inc.	16,099
340	Hospitality Properties Trust	15,912
326	iStar Financial, Inc.	15,243
247	ProLogis	16,057
656	Thornburg Mortgage, Inc.	17,056

		80,367

	Real Estate Management & Development — 0.6%
470	CB Richard Ellis Group, Inc., Class A (a)	16,054
191	Jones Lang LaSalle, Inc.	19,918

		35,972

	Road & Rail — 0.3%
370	Norfolk Southern Corp.	18,732

	Semiconductors & Semiconductor Equipment — 2.5%
3,111	Applied Materials, Inc.	56,992
376	Lam Research Corp. (a)	17,795
296	MEMC Electronic Materials, Inc. (a)	17,926
459	NVIDIA Corp. (a)	13,219
1,649	ON Semiconductor Corp. (a)	14,709
387	Varian Semiconductor Equipment Associates, Inc. (a)	20,663

		141,304

	Software — 3.9%
591	BMC Software, Inc. (a)	18,185
883	Cadence Design Systems, Inc. (a)	18,605
321	Hyperion Solutions Corp. (a)	16,653
571	McAfee, Inc. (a)	16,590
1,174	Microsoft Corp.	32,714
4,922	Oracle Corp. (a)	89,241
640	Sybase, Inc. (a)	16,174
648	Synopsys, Inc. (a)	17,002

		225,164

	Specialty Retail — 0.9%
536	American Eagle Outfitters, Inc.	16,087
349	OfficeMax, Inc.	18,401
274	Sherwin-Williams Co. (The)	18,088

		52,576

	Textiles, Apparel & Luxury Goods — 0.3%
335	Phillips-Van Heusen Corp.	19,716

	Thrifts & Mortgage Finance — 0.9%
1,597	Countrywide Financial Corp.	53,730

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Tobacco — 3.9%
1,466	Altria Group, Inc.	128,721
267	Loews Corp. - Carolina Group	20,158
977	Reynolds American, Inc.	60,993
276	UST, Inc.	16,014

		225,886

	Trading Companies & Distributors — 0.3%
269	WESCO International, Inc. (a)	16,913

	Total Common Stocks (Cost $4,778,566)	5,599,726

	Short-Term Investment — 2.4%
	Investment Company — 2.4%
141,253	JPMorgan Prime Money Market Fund (b) (m) (Cost $141,253)	141,253

	Total Investments — 99.5% (Cost $4,919,819)	5,740,979
	Other Assets in Excess of Liabilities — 0.5%	26,128

	NET ASSETS — 100.0%	$5,767,107

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/07 (USD)	Unrealized Appreciation (USD)

	Long Futures Outstanding
369	S&P 500 Index	June, 2007	$132,028	$497

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$870,632
Aggregate gross unrealized depreciation			(49,472)

Net unrealized appreciation/depreciation			$821,160

Federal income tax cost of investments			$4,919,819

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

USD	United States Dollar

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 6.1%
459	Boeing Co.	40,765
277	General Dynamics Corp.	21,163
342	Honeywell International, Inc.	15,762
326	Lockheed Martin Corp.	31,599
60	Precision Castparts Corp.	6,222

		115,511

	Airlines — 0.9%
186	AMR Corp. (a) (m)	5,676
156	Continental Airlines, Inc., Class B (a)	5,666
124	US Airways Group, Inc. (a)	5,621

		16,963

	Auto Components — 0.6%
127	Johnson Controls, Inc.	11,998

	Beverages — 1.3%
471	Anheuser-Busch Cos., Inc.	23,762

	Building Products — 0.3%
101	American Standard Cos., Inc. (m)	5,366

	Capital Markets — 5.6%
77	Bear Stearns Cos., Inc. (The)	11,637
184	Goldman Sachs Group, Inc.	38,082
264	Lehman Brothers Holdings, Inc.	18,502
152	Merrill Lynch & Co., Inc.	12,389
320	Morgan Stanley	25,172

		105,782

	Chemicals — 0.3%
183	Celanese Corp., Class A	5,644

	Commercial Banks — 0.7%
396	U.S. Bancorp	13,862

	Commercial Services & Supplies — 1.1%
72	Corrections Corp. of America (a)	3,797
146	Herman Miller, Inc.	4,900
77	Manpower, Inc.	5,658
152	TeleTech Holdings, Inc. (a)	5,558

		19,913

	Communications Equipment — 3.5%
2,363	Cisco Systems, Inc. (a)	60,335
171	Polycom, Inc. (a)	5,690

		66,025

	Computers & Peripherals — 7.2%
333	Apple, Inc. (a)	30,920
537	Brocade Communications Systems, Inc. (a)	5,114
1,008	Hewlett-Packard Co.	40,457
586	International Business Machines Corp.	55,218
69	Lexmark International, Inc., Class A (a)	4,034

		135,743

	Diversified Consumer Services — 0.4%
156	Sotheby’s	6,921

	Diversified Telecommunication Services — 1.2%
408	AT&T, Inc. (m)	16,068
659	Qwest Communications International, Inc. (a)	5,928

		21,996

	Electric Utilities — 1.2%
372	FPL Group, Inc.	22,743

	Electrical Equipment — 0.3%
103	General Cable Corp. (a)	5,493

	Electronic Equipment & Instruments — 0.2%
70	Amphenol Corp., Class A	4,488

	Energy Equipment & Services — 0.6%
91	Cameron International Corp. (a)	5,683
73	National Oilwell Varco, Inc. (a)	5,655

		11,338

	Food & Staples Retailing — 3.3%
962	CVS/Caremark Corp.	32,832
862	Kroger Co. (The)	24,339
154	Safeway, Inc.	5,652

		62,823

	Food Products — 1.5%
223	ConAgra Foods, Inc.	5,565
399	General Mills, Inc.	23,241

		28,806

	Health Care Equipment & Supplies — 3.3%
588	Baxter International, Inc.	30,991
335	Becton, Dickinson & Co.	25,766
106	Kinetic Concepts, Inc. (a)	5,368

		62,125

	Health Care Providers & Services — 3.9%
97	AmerisourceBergen Corp.	5,133
36	Cigna Corp.	5,164
98	Humana, Inc. (a)	5,692
64	Laboratory Corp. of America Holdings (a)	4,663

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

287	Medco Health Solutions, Inc. (a)	20,780
72	WellCare Health Plans, Inc. (a)	6,163
311	WellPoint, Inc. (a)	25,224

		72,819

	Hotels, Restaurants & Leisure — 2.1%
340	Marriott International, Inc., Class A	16,632
502	McDonald’s Corp.	22,599

		39,231

	Household Products — 1.2%
256	Colgate-Palmolive Co.	17,125
64	Energizer Holdings, Inc. (a)	5,487

		22,612

	Insurance — 1.2%
115	Principal Financial Group, Inc.	6,909
175	Prudential Financial, Inc.	15,805

		22,714

	Internet Software & Services — 3.2%
101	Akamai Technologies, Inc. (a) (m)	5,017
85	Digital River, Inc. (a)	4,669
98	Google, Inc., Class A (a)	44,984
204	ValueClick, Inc. (a)	5,338

		60,008

	IT Services — 2.4%
93	Alliance Data Systems Corp. (a) (m)	5,712
61	Cognizant Technology Solutions Corp., Class A (a)	5,384
218	Convergys Corp. (a)	5,534
75	DST Systems, Inc. (a)	5,648
199	Electronic Data Systems Corp.	5,500
182	Sabre Holdings Corp., Class A	5,954
176	Total System Services, Inc.	5,599
148	VeriFone Holdings, Inc. (a)	5,418

		44,749

	Leisure Equipment & Products — 0.2%
160	Marvel Entertainment, Inc. (a)	4,434

	Life Sciences Tools & Services — 0.8%
162	Applera Corp.- Applied Biosystems Group	4,787
115	Thermo Fisher Scientific, Inc. (a)	5,386
98	Waters Corp. (a)	5,684

		15,857

	Machinery — 3.7%
39	Cummins, Inc.	5,622
289	Danaher Corp.	20,663
98	Manitowoc Co., Inc. (The)	6,251
344	PACCAR, Inc.	25,242
64	Parker-Hannifin Corp.	5,507
79	Terex Corp. (a)	5,691

		68,976

	Media — 3.4%
402	McGraw-Hill Cos., Inc. (The)	25,300
656	News Corp., Class A	15,167
706	Walt Disney Co. (The)	24,300

		64,767

	Metals & Mining — 2.9%
35	Allegheny Technologies, Inc.	3,755
86	Freeport-McMoRan Copper & Gold, Inc.	5,695
341	Nucor Corp.	22,183
319	Southern Copper Corp.	22,824

		54,457

	Multi-Utilities — 0.3%
89	NRG Energy, Inc. (a)	6,390

	Multiline Retail — 4.5%
203	Big Lots, Inc. (a)	6,343
338	J.C. Penney Co., Inc.	27,795
385	Kohl’s Corp. (a)	29,456
100	Nordstrom, Inc.	5,305
86	Sears Holdings Corp. (a)	15,566

		84,465

	Oil, Gas & Consumable Fuels — 3.6%
377	Exxon Mobil Corp.	28,430
187	Frontier Oil Corp.	6,107
99	Holly Corp.	5,894
232	Marathon Oil Corp.	22,879
56	Tesoro Corp.	5,624

		68,934

	Personal Products — 0.3%
116	NBTY, Inc. (a)	6,147

	Pharmaceuticals — 8.6%
316	Abbott Laboratories (m)	17,627
1,017	Bristol-Myers Squibb Co.	28,229
504	Forest Laboratories, Inc. (a)	25,910
288	King Pharmaceuticals, Inc. (a)	5,672
664	Merck & Co., Inc.	29,316
861	Pfizer, Inc.	21,752
1,300	Schering-Plough Corp.	33,173

		161,679

	Real Estate Investment Trusts (REITs) — 0.8%
230	ProLogis	14,914

	Real Estate Management & Development — 0.6%

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

162	CB Richard Ellis Group, Inc., Class A (a)	5,551
49	Jones Lang LaSalle, Inc.	5,120

		10,671

	Road & Rail — 1.5%
634	CSX Corp.	25,379
94	YRC Worldwide, Inc. (a)	3,781

		29,160

	Semiconductors & Semiconductor Equipment — 4.3%
454	Amkor Technology, Inc. (a)	5,664
1,579	Applied Materials, Inc.	28,929
138	International Rectifier Corp. (a)	5,254
103	KLA-Tencor Corp.	5,508
119	Lam Research Corp. (a)	5,619
122	MEMC Electronic Materials, Inc. (a)	7,373
172	Novellus Systems, Inc. (a)	5,504
185	NVIDIA Corp. (a)	5,336
620	ON Semiconductor Corp. (a)	5,531
123	Varian Semiconductor Equipment Associates, Inc. (a)	6,539

		81,257

	Software — 4.9%
180	BMC Software, Inc. (a)	5,550
280	Cadence Design Systems, Inc. (a)	5,895
88	FactSet Research Systems, Inc.	5,506
122	Hyperion Solutions Corp. (a)	6,334
194	McAfee, Inc. (a)	5,630
421	Microsoft Corp.	11,730
2,276	Oracle Corp. (a)	41,269
219	Sybase, Inc. (a)	5,544
204	Synopsys, Inc. (a)	5,343

		92,801

	Specialty Retail — 1.5%
188	American Eagle Outfitters, Inc. (m)	5,635
41	AutoZone, Inc. (a)	5,254
102	OfficeMax, Inc.	5,353
207	RadioShack Corp.	5,587
86	Sherwin-Williams Co. (The)	5,660

		27,489

	Textiles, Apparel & Luxury Goods — 1.6%
217	Coach, Inc. (a)	10,866
93	Nike, Inc., Class B	9,872
92	Phillips-Van Heusen Corp.	5,427
40	Polo Ralph Lauren Corp.	3,552

		29,717

	Tobacco — 1.8%
78	Loews Corp. - Carolina Group	5,920
359	Reynolds American, Inc.	22,374
97	UST, Inc.	5,613

		33,907

	Trading Companies & Distributors — 0.3%
83	WESCO International, Inc. (a)	5,223

	Total Common Stocks (Cost $1,673,101)	1,870,680

	Short-Term Investment — 2.9%
	Investment Company — 2.9%
53,949	JPMorgan Prime Money Market Fund (b) (m) (Cost $53,949)	53,949

	Total Investments — 102.1% (Cost $1,727,050)	1,924,629
	Liabilities in Excess of Other Assets — (2.1)%	(39,563)

	NET ASSETS — 100.0%	$1,885,066

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps and options.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$210,225
Aggregate gross unrealized depreciation		(12,646)

Net unrealized appreciation/depreciation		$197,579

Federal income tax cost of investments		$1,727,050

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 135.8% (j)
	Common Stocks — 135.8%
	Aerospace & Defense — 4.2%
6	Armor Holdings, Inc. (a)	384
9	General Dynamics Corp.	657
8	Lockheed Martin Corp.	728
6	Northrop Grumman Corp.	428
8	Raytheon Co.	408

		2,605

	Airlines — 1.5%
7	AMR Corp. (a)	225
7	Continental Airlines, Inc., Class B (a)	237
6	UAL Corp. (a)	240
5	US Airways Group, Inc. (a)	237

		939

	Auto Components — 0.8%
3	BorgWarner, Inc.	249
3	Johnson Controls, Inc.	274

		523

	Beverages — 1.0%
6	Molson Coors Brewing Co., Class B	596

	Capital Markets — 8.3%
8	A.G. Edwards, Inc.	547
11	American Capital Strategies Ltd.	505
5	Bear Stearns Cos., Inc. (The)	767
4	Goldman Sachs Group, Inc.	744
26	Knight Capital Group, Inc., Class A (a)	410
10	Lehman Brothers Holdings, Inc.	708
9	Merrill Lynch & Co., Inc.	743
10	Morgan Stanley	795

		5,219

	Chemicals — 0.8%
3	Albemarle Corp.	141
5	Celanese Corp., Class A	150
6	Hercules, Inc. (a)	117
4	Lyondell Chemical Co.	117

		525

	Commercial Banks — 5.2%
6	Comerica, Inc.	378
10	Keycorp	365
17	National City Corp.	641
9	PNC Financial Services Group, Inc.	644
18	U.S. Bancorp	633
11	Wachovia Corp.	592

		3,253

	Commercial Services & Supplies — 0.7%
2	Avery Dennison Corp.	122
2	Manpower, Inc.	162
3	R.R. Donnelley & Sons Co.	125

		409

	Communications Equipment — 2.1%
33	Cisco Systems, Inc. (a)	848
15	Polycom, Inc. (a)	490

		1,338

	Computers & Peripherals — 5.4%
4	Apple, Inc. (a)	344
61	Brocade Communications Systems, Inc. (a)	576
21	Hewlett-Packard Co.	858
9	International Business Machines Corp.	863
8	Lexmark International, Inc., Class A (a)	485
18	Western Digital Corp. (a)	294

		3,420

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Consumer Finance — 1.6%
20	AmeriCredit Corp. (a)	459
11	First Marblehead Corp. (The)	512

		971

	Containers & Packaging — 0.4%
1	Greif, Inc., Class A	134
4	Sonoco Products Co.	135

		269

	Diversified Consumer Services — 0.5%
12	Service Corp. International	136
3	Sotheby’s	147

		283

	Diversified Financial Services — 2.0%
15	Bank of America Corp.	750
10	CIT Group, Inc.	503

		1,253

	Diversified Telecommunication Services — 5.7%
26	AT&T, Inc.	1,012
12	CenturyTel, Inc.	538
10	Embarq Corp.	563
108	Qwest Communications International, Inc. (a)	966
34	Windstream Corp.	504

		3,583

	Electric Utilities — 1.2%
5	American Electric Power Co., Inc.	225
8	FirstEnergy Corp.	520

		745

	Electrical Equipment — 1.2%
7	Acuity Brands, Inc.	375
7	General Cable Corp. (a)	369

		744

	Electronic Equipment & Instruments — 0.8%
14	Avnet, Inc. (a)	513

	Energy Equipment & Services — 5.2%
9	Cameron International Corp. (a)	553
11	Grant Prideco, Inc. (a)	533
7	National Oilwell Varco, Inc. (a)	560
5	SEACOR Holdings, Inc. (a)	521
15	Superior Energy Services, Inc. (a)	500
10	Tidewater, Inc.	609

		3,276

	Food & Staples Retailing — 2.3%
31	Kroger Co. (The)	876
16	Safeway, Inc.	577

		1,453

	Food Products — 1.2%
19	ConAgra Foods, Inc.	474
5	General Mills, Inc.	285

		759

	Gas Utilities — 1.0%
5	Energen Corp.	270
5	ONEOK, Inc.	243
4	UGI Corp.	117

		630

	Health Care Equipment & Supplies — 0.5%
6	Kinetic Concepts, Inc. (a)	284

	Health Care Providers & Services — 5.7%
12	Aetna, Inc.	508
5	AmerisourceBergen Corp.	289
2	Cigna Corp.	285
5	Coventry Health Care, Inc. (a)	258
5	Humana, Inc. (a)	262
4	Laboratory Corp. of America Holdings (a)	256
9	McKesson Corp.	521
7	UnitedHealth Group, Inc.	392
3	WellCare Health Plans, Inc. (a)	290
6	WellPoint, Inc. (a)	517

		3,578

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 1.4%
2	Jack in the Box, Inc. (a)	138
17	McDonald’s Corp.	748

		886

	Household Durables — 1.0%
3	Jarden Corp. (a)	130
4	Newell Rubbermaid, Inc.	128
-(h)	NVR, Inc. (a)	133
3	Snap-On, Inc.	120
2	Stanley Works (The)	122

		633

	Household Products — 1.2%
6	Energizer Holdings, Inc. (a)	501
4	Kimberly-Clark Corp.	247

		748

	Independent Power Producers & Energy Traders — 1.6%
6	Mirant Corp. (a)	255
4	NRG Energy, Inc. (a)	252
8	TXU Corp.	489

		996

	Insurance — 5.4%
6	ACE Ltd. (Bermuda)	364
6	Allstate Corp. (The)	360
7	American Financial Group, Inc.	246
5	Assurant, Inc.	257
7	Chubb Corp. (The)	362
4	Hartford Financial Services Group, Inc.	401
4	Lincoln National Corp.	278
5	MetLife, Inc.	290
5	Nationwide Financial Services, Inc.	248
4	Odyssey Re Holdings Corp.	138
4	Safeco Corp.	246
7	W.R. Berkley Corp.	224

		3,414

	IT Services — 3.4%
6	Alliance Data Systems Corp. (a)	388
16	Convergys Corp. (a)	417
14	Electronic Data Systems Corp.	385
17	Sabre Holdings Corp., Class A	544
13	Total System Services, Inc.	401

		2,135

	Leisure Equipment & Products — 0.5%
5	Hasbro, Inc.	129
7	Mattel, Inc.	182

		311

	Life Sciences Tools & Services — 1.3%
12	Thermo Fisher Scientific, Inc. (a)	551
5	Waters Corp. (a)	267

		818

	Machinery — 4.4%
3	Cummins, Inc.	398
5	Eaton Corp.	401
7	Manitowoc Co., Inc. (The)	419
11	PACCAR, Inc.	785
5	Parker-Hannifin Corp.	391
6	Terex Corp. (a)	395

		2,789

	Media — 3.9%
10	DIRECTV Group, Inc. (The) (a)	240
13	Marvel Entertainment, Inc. (a)	372
9	McGraw-Hill Cos., Inc. (The)	555
7	Omnicom Group, Inc.	665
18	Walt Disney Co. (The)	627

		2,459

	Metals & Mining — 3.7%
1	Allegheny Technologies, Inc.	152
1	Carpenter Technology Corp.	139
3	Chaparral Steel Co.	151

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Cleveland-Cliffs, Inc.	138
6	Commercial Metals Co.	179
4	Freeport-McMoRan Copper & Gold, Inc., Class B	270
6	Nucor Corp.	391
3	Reliance Steel & Aluminum Co.	140
6	Southern Copper Corp.	408
4	Steel Dynamics, Inc.	160
2	United States Steel Corp.	178

		2,306

	Multi-Utilities — 1.2%
14	CenterPoint Energy, Inc.	248
7	OGE Energy Corp.	260
4	Sempra Energy	247

		755

	Multiline Retail — 3.2%
8	Big Lots, Inc. (a)	247
8	Dollar Tree Stores, Inc. (a)	298
4	Federated Department Stores, Inc.	180
6	J.C. Penney Co., Inc.	497
7	Kohl’s Corp. (a)	537
5	Nordstrom, Inc.	265

		2,024

	Office Electronics — 0.8%
29	Xerox Corp. (a)	483

	Oil, Gas & Consumable Fuels — 10.7%
11	Chevron Corp.	791
10	Exxon Mobil Corp.	779
19	Frontier Oil Corp.	605
10	Holly Corp.	587
9	Marathon Oil Corp.	850
9	Noble Energy, Inc.	513
9	Overseas Shipholding Group, Inc.	545
6	Tesoro Corp.	623
14	Valero Energy Corp.	871
14	Western Refining, Inc.	550

		6,714

	Personal Products — 0.9%
10	NBTY, Inc. (a)	546

	Pharmaceuticals — 6.8%
12	Forest Laboratories, Inc. (a)	623
9	Johnson & Johnson	554
30	King Pharmaceuticals, Inc. (a)	594
16	Merck & Co., Inc.	692
25	Mylan Laboratories, Inc.	522
25	Pfizer, Inc.	636
26	Schering-Plough Corp.	663

		4,284

	Real Estate Investment Trusts (REITs) — 2.5%
1	Boston Properties, Inc.	129
5	CapitalSource, Inc.	131
3	Hospitality Properties Trust	153
9	HRPT Properties Trust	114
4	iStar Financial, Inc.	169
12	ProLogis	753
5	Thornburg Mortgage, Inc.	135

		1,584

	Real Estate Management & Development — 0.6%
6	CB Richard Ellis Group, Inc., Class A (a)	195
2	Jones Lang LaSalle, Inc.	177

		372

	Road & Rail — 0.3%
5	CSX Corp.	200

	Semiconductors & Semiconductor Equipment — 5.7%
55	Applied Materials, Inc.	1,009
9	Lam Research Corp. (a)	408
8	MEMC Electronic Materials, Inc. (a)	497
14	Novellus Systems, Inc. (a)	452
12	NVIDIA Corp. (a)	357

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

39	ON Semiconductor Corp. (a)	344
10	Varian Semiconductor Equipment Associates, Inc. (a)	534

		3,601

	Software — 5.2%
15	BMC Software, Inc. (a)	465
23	Cadence Design Systems, Inc. (a)	474
10	Fair Isaac Corp.	377
13	McAfee, Inc. (a)	363
45	Oracle Corp. (a)	816
19	Parametric Technology Corp. (a)	370
16	Sybase, Inc. (a)	397

		3,262

	Specialty Retail — 3.3%
8	American Eagle Outfitters, Inc.	245
2	AutoZone, Inc. (a)	269
6	Men’s Wearhouse, Inc.	282
5	OfficeMax, Inc.	269
9	Rent-A-Center, Inc. (a)	249
8	Ross Stores, Inc.	258
4	Sherwin-Williams Co. (The)	249
9	TJX Cos., Inc.	237

		2,058

	Textiles, Apparel & Luxury Goods — 0.7%
4	Jones Apparel Group, Inc.	135
3	Liz Claiborne, Inc.	129
3	Phillips-Van Heusen Corp.	159

		423

	Thrifts & Mortgage Finance — 2.2%
18	Countrywide Financial Corp.	606
10	PMI Group, Inc. (The)	434
7	Radian Group, Inc.	370

		1,410

	Tobacco — 4.0%
8	Altria Group, Inc.	685
9	Loews Corp. - Carolina Group	658
10	Reynolds American, Inc.	633
9	UST, Inc.	516

		2,492

	Trading Companies & Distributors — 0.6%
6	WESCO International, Inc. (a)	383

	Total Common Stocks (Cost $74,598)	85,254

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
707	JPMorgan Prime Money Market Fund (b) (m) (Cost $707)	707

	Total Investments — 136.9% (Cost $75,305)	85,961
	Liabilities in Excess of Other Assets — (36.9)%	(23,150)

	NET ASSETS — 100.0%	$62,811

	Short Positions — 36.7%
	Common Stocks — 36.7%
	Aerospace & Defense — 0.2%
6	Hexcel Corp. (a)	125

	Airlines — 0.2%
8	Southwest Airlines Co.	115

	Automobiles — 0.2%
14	Ford Motor Co.	112

	Beverages — 0.4%
13	Constellation Brands, Inc., Class A (a)	269

	Biotechnology — 0.7%
6	MedImmune, Inc. (a)	200
22	Millennium Pharmaceuticals, Inc.	249

		449

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Capital Markets — 1.4%
21	Charles Schwab Corp. (The)	377
12	Janus Capital Group, Inc.	259
2	Legg Mason, Inc.	226

		862

	Commercial Banks — 0.6%
8	Commerce Bancorp, Inc.	250
7	South Financial Group, Inc. (The)	161

		411

	Commercial Services & Supplies — 0.2%
2	Brink’s Co. (The)	127

	Communications Equipment — 1.9%
14	Alcatel-Lucent ADR (France)	161
16	JDS Uniphase Corp. (a)	244
9	Juniper Networks, Inc. (a)	177
10	QUALCOMM, Inc.	405
24	Tellabs, Inc. (a)	234

		1,221

	Construction & Engineering — 0.4%
3	Fluor Corp.	287

	Construction Materials — 0.2%
2	Florida Rock Industries, Inc.	121

	Containers & Packaging — 0.4%
5	Owens-Illinois, Inc. (a)	129
10	Smurfit-Stone Container Corp. (a)	117

		246

	Diversified Consumer Services — 0.2%
5	H&R Block, Inc.	103

	Diversified Financial Services — 0.4%
9	Nasdaq Stock Market, Inc. (The) (a)	259

	Diversified Telecommunication Services — 0.4%
8	NeuStar, Inc., Class A (a)	230

	Electronic Equipment & Instruments — 0.7%
8	Molex, Inc.	237
59	Solectron Corp. (a)	186

		423

	Energy Equipment & Services — 1.2%
9	Helmerich & Payne, Inc.	264
8	Nabors Industries Ltd. (Bermuda) (a)	246
8	Rowan Cos., Inc.	263

		773

	Food & Staples Retailing — 0.4%
6	Whole Foods Market, Inc.	247

	Food Products — 0.8%
5	Hershey Co. (The)	271
5	Wm. Wrigley, Jr., Co.	249

		520

	Health Care Equipment & Supplies — 1.3%
2	Bausch & Lomb, Inc.	123
3	Gen-Probe, Inc. (a)	118
1	IDEXX Laboratories, Inc. (a)	123
4	Medtronic, Inc.	186
3	Respironics, Inc. (a)	130
3	St. Jude Medical, Inc. (a)	116

		796

	Health Care Providers & Services — 0.6%
6	Health Management Associates, Inc., Class A	69
19	Tenet Healthcare Corp. (a)	125
3	Triad Hospitals, Inc. (a)	162

		356

	Hotels, Restaurants & Leisure — 0.1%
3	Cheesecake Factory, Inc. (The) (a)	84

	Household Durables — 0.9%
3	Centex Corp.	117
5	D.R. Horton, Inc.	104
1	Harman International Industries, Inc.	115
2	MDC Holdings, Inc.	106
5	Pulte Homes, Inc.	124

		566

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 0.9%
6	Brown & Brown, Inc.	168
9	Conseco, Inc. (a)	157
8	Marsh & McLennan Cos., Inc.	243

		568

	Internet & Catalog Retail — 0.3%
5	Amazon.com, Inc. (a)	191

	Internet Software & Services — 1.3%
19	CNET Networks, Inc. (a)	165
6	eBay, Inc. (a)	192
14	Yahoo!, Inc. (a)	441

		798

	IT Services — 0.7%
9	Iron Mountain, Inc. (a)	243
26	Unisys Corp. (a)	215

		458

	Leisure Equipment & Products — 0.2%
4	Brunswick Corp.	121

	Machinery — 0.4%
9	Timken Co.	258

	Media — 0.4%
36	Sirius Satellite Radio, Inc. (a)	115
10	XM Satellite Radio Holdings, Inc., Class A (a)	127

		242

	Metals & Mining — 0.4%
6	Newmont Mining Corp.	248

	Multi-Utilities — 0.2%
7	CMS Energy Corp.	126

	Multiline Retail — 0.3%
9	Dollar General Corp.	184

	Office Electronics — 0.4%
7	Zebra Technologies Corp., Class A (a)	273

	Oil, Gas & Consumable Fuels — 5.5%
9	Arch Coal, Inc.	270
9	Chesapeake Energy Corp.	266
7	Cimarex Energy Co.	255
10	CNX Gas Corp. (a)	272
9	Denbury Resources, Inc. (a)	268
4	EOG Resources, Inc.	264
5	Murphy Oil Corp.	283
4	Newfield Exploration Co. (a)	163
6	Peabody Energy Corp.	257
15	PetroHawk Energy Corp. (a)	191
6	Pioneer Natural Resources Co.	272
5	Pogo Producing Co.	260
4	Quicksilver Resources, Inc. (a)	177
7	Southwestern Energy Co. (a)	291

		3,489

	Paper & Forest Products — 0.8%
8	Domtar Corp. (Canada)	72
6	Louisiana-Pacific Corp.	125
4	MeadWestvaco Corp.	120
3	Weyerhaeuser Co.	239

		556

	Real Estate Investment Trusts (REITs) — 0.6%
3	Equity Residential	126
2	Kilroy Realty Corp.	118
3	Plum Creek Timber Co., Inc.	126

		370

	Road & Rail — 0.2%
3	Landstar System, Inc.	137

	Semiconductors & Semiconductor Equipment — 3.4%
17	Advanced Micro Devices, Inc. (a)	222
15	Broadcom Corp., Class A (a)	465
12	Cypress Semiconductor Corp. (a)	230
5	Linear Technology Corp.	149
8	Maxim Integrated Products, Inc.	229

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

20	Micron Technology, Inc. (a)	246
6	Rambus, Inc. (a)	132
15	Texas Instruments, Inc.	464

		2,137

	Software — 1.0%
3	Electronic Arts, Inc. (a)	158
7	NAVTEQ Corp. (a)	252
5	Salesforce.com, Inc. (a)	227

		637

	Specialty Retail — 2.0%
5	Advance Auto Parts, Inc.	197
8	Chico’s FAS, Inc. (a)	203
6	Circuit City Stores, Inc.	107
6	Foot Locker, Inc.	129
7	Gap, Inc. (The)	119
4	O’Reilly Automotive, Inc. (a)	119
4	Tractor Supply Co. (a)	201
4	Williams-Sonoma, Inc.	128

		1,203

	Thrifts & Mortgage Finance — 1.2%
7	Capitol Federal Financial	249
18	Hudson City Bancorp, Inc.	251
15	New York Community Bancorp, Inc.	266

		766

	Trading Companies & Distributors — 0.8%
7	Fastenal Co.	243
9	United Rentals, Inc. (a)	242

		485

	Water Utilities — 0.3%
8	Aqua America, Inc.	177

	Wireless Telecommunication Services — 1.6%
7	Crown Castle International Corp. (a)	234
4	NII Holdings, Inc. (a)	260
9	SBA Communications Corp., Class A (a)	266
13	Sprint Nextel Corp.	239

		999

	Total Short Positions — 36.7% (Proceeds $23,245)	$23,125

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amounts rounds to less than one thousand.
(j)	All or a portion of these securities are segregated for short sales.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depository Receipt

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,370
Aggregate gross unrealized depreciation	(714)

Net unrealized appreciation/depreciation	$10,656

Federal income tax cost of investments	$75,305

JPMorgan Intrepid Multi Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 4.7%
1	Ceradyne, Inc. (a)	66
5	General Dynamics Corp.	412
5	Lockheed Martin Corp.	456
4	Northrop Grumman Corp.	312
6	Raytheon Co.	330

		1,576

	Airlines — 1.5%
4	AMR Corp. (a) (m)	134
4	Continental Airlines, Inc., Class B (a)	134
3	UAL Corp. (a)	111
3	US Airways Group, Inc. (a)	132

		511

	Auto Components — 0.2%
1	BorgWarner, Inc.	60

	Automobiles — 0.2%
1	Harley-Davidson, Inc.	76

	Beverages — 0.4%
1	Molson Coors Brewing Co., Class B	132

	Capital Markets — 5.7%
3	Bear Stearns Cos., Inc. (The)	391
2	Goldman Sachs Group, Inc.	393
4	Lehman Brothers Holdings, Inc.	287
3	MCG Capital Corp.	52
5	Merrill Lynch & Co., Inc.	400
5	Morgan Stanley	402

		1,925

	Chemicals — 0.8%
4	Celanese Corp., Class A	136
4	Lyondell Chemical Co.	132

		268

	Commercial Banks — 3.4%
6	Keycorp	232
5	PNC Financial Services Group, Inc.	389
15	U.S. Bancorp	531

		1,152

	Commercial Services & Supplies — 1.0%
2	Deluxe Corp.	67
1	Manpower, Inc.	96
4	R.R. Donnelley & Sons Co.	132
1	Watson Wyatt Worldwide, Inc., Class A	58

		353

	Communications Equipment — 1.2%
16	Cisco Systems, Inc. (a)	406

	Computers & Peripherals — 4.7%
25	Brocade Communications Systems, Inc. (a)	240
13	Hewlett-Packard Co.	534
6	International Business Machines Corp.	527
5	Lexmark International, Inc., Class A (a)	269

		1,570

	Consumer Finance — 0.8%
6	First Marblehead Corp. (The)	267

	Diversified Consumer Services — 0.9%
2	Jackson Hewitt Tax Service, Inc.	48
10	Service Corp. International	121
3	Sotheby’s	134

		303

	Diversified Financial Services — 3.0%

JPMorgan Intrepid Multi Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6	Bank of America Corp.	317
5	CIT Group, Inc.	259
6	Citigroup, Inc.	308
5	Thornburg Mortgage, Inc.	135

		1,019

	Diversified Telecommunication Services — 3.7%
13	AT&T, Inc. (m)	501
5	CenturyTel, Inc.	230
4	Embarq Corp.	231
18	Windstream Corp.	266

		1,228

	Electric Utilities — 1.2%
2	American Electric Power Co., Inc.	117
4	FirstEnergy Corp.	285

		402

	Electronic Equipment & Instruments — 0.8%
7	Avnet, Inc. (a)	264

	Energy Equipment & Services — 1.9%
3	National Oilwell Varco, Inc. (a)	233
4	Superior Energy Services, Inc. (a)	141
5	Tidewater, Inc.	264

		638

	Food & Staples Retailing — 1.8%
12	Kroger Co. (The)	336
7	Safeway, Inc.	268

		604

	Gas Utilities — 0.8%
3	Energen Corp.	132
3	ONEOK, Inc.	122

		254

	Health Care Providers & Services — 4.6%
3	Aetna, Inc.	118
2	AMERIGROUP Corp. (a)	67
2	AmerisourceBergen Corp.	111
2	Apria Healthcare Group, Inc. (a)	68
1	Cigna Corp.	114
3	HealthSpring, Inc. (a)	66
2	Humana, Inc. (a)	133
2	Laboratory Corp. of America Holdings (a)	124
3	McKesson Corp.	193
2	WellCare Health Plans, Inc. (a)	136
5	WellPoint, Inc. (a)	406

		1,536

	Hotels, Restaurants & Leisure — 1.0%
7	McDonald’s Corp.	333

	Household Durables — 0.6%
2	Jarden Corp. (a)	65
1	Stanley Works (The)	66
3	Tempur-Pedic International, Inc.	65

		196

	Household Products — 1.0%
1	Colgate-Palmolive Co.	80
3	Energizer Holdings, Inc. (a)	265

		345

	Independent Power Producers & Energy Traders — 1.2%
3	Mirant Corp. (a)	101
5	TXU Corp.	289

		390

	Insurance — 4.3%
3	ACE Ltd. (Bermuda)	160
4	Allstate Corp. (The)	258
4	American Financial Group, Inc.	134
2	Assurant, Inc.	96
5	Chubb Corp. (The)	243
3	Hartford Financial Services Group, Inc.	268
3	MetLife, Inc.	158
4	W.R. Berkley Corp.	123

		1,440

	IT Services — 2.2%

JPMorgan Intrepid Multi Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Alliance Data Systems Corp. (a)	265
8	Convergys Corp. (a)	196
8	Sabre Holdings Corp., Class A	265

		726

	Leisure Equipment & Products — 0.7%
2	Hasbro, Inc.	52
5	Marvel Entertainment, Inc. (a)	133
2	Mattel, Inc.	66

		251

	Life Sciences Tools & Services — 0.7%
5	Thermo Fisher Scientific, Inc. (a)	220

	Machinery — 3.0%
1	Cummins, Inc.	203
2	Eaton Corp.	201
3	Manitowoc Co., Inc. (The)	197
2	Parker Hannifin Corp.	198
3	Terex Corp. (a)	208

		1,007

	Media — 2.9%
4	DIRECTV Group, Inc. (The) (a)	95
3	McGraw-Hill Cos., Inc. (The)	163
3	Omnicom Group, Inc.	338
4	Sinclair Broadcast Group, Inc., Class A	60
10	Walt Disney Co. (The)	331

		987

	Metals & Mining — 3.0%
2	Chaparral Steel Co.	128
1	Freeport-McMoRan Copper & Gold, Inc., Class B	84
4	Nucor Corp.	260
4	Southern Copper Corp.	258
3	Steel Dynamics, Inc.	130
1	United States Steel Corp.	139

		999

	Multi-Utilities — 1.1%
7	CenterPoint Energy, Inc.	133
2	NRG Energy, Inc. (a)	115
2	Sempra Energy	134

		382

	Multiline Retail — 2.0%
4	Big Lots, Inc. (a)	132
3	J.C. Penney Co., Inc.	271
4	Kohl’s Corp. (a)	268

		671

	Oil, Gas & Consumable Fuels — 7.1%
2	Alon USA Energy, Inc.	80
5	Exxon Mobil Corp.	400
8	Frontier Oil Corp.	258
4	Holly Corp.	255
5	Marathon Oil Corp.	454
3	Overseas Shipholding Group, Inc.	206
3	Tesoro Corp.	261
7	Valero Energy Corp.	458

		2,372

	Personal Products — 0.8%
5	NBTY, Inc. (a)	270

	Pharmaceuticals — 6.5%
8	Forest Laboratories, Inc. (a)	406
14	King Pharmaceuticals, Inc. (a)	268
11	Merck & Co., Inc.	468
6	Mylan Laboratories, Inc.	116
18	Pfizer, Inc.	462
18	Schering-Plough Corp.	467

		2,187

	Real Estate Investment Trusts (REITs) — 1.5%
3	American Home Mortgage Investment Corp.	67
4	CapitalSource, Inc.	103
1	Entertainment Properties Trust	48
2	Hospitality Properties Trust	103
2	iStar Financial, Inc.	108

JPMorgan Intrepid Multi Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Newcastle Investment Corp.	67

		496

	Real Estate Management & Development — 0.6%
3	CB Richard Ellis Group, Inc., Class A (a)	99
1	Jones Lang LaSalle, Inc.	115

		214

	Road & Rail — 0.4%
3	YRC Worldwide, Inc. (a)	133

	Semiconductors & Semiconductor Equipment — 2.8%
16	Amkor Technology, Inc. (a)	202
4	Lam Research Corp. (a)	180
3	MEMC Electronic Materials, Inc. (a)	188
17	ON Semiconductor Corp. (a)	155
4	Varian Semiconductor Equipment Associates, Inc. (a)	214

		939

	Software — 3.7%
7	BMC Software, Inc. (a)	222
13	Cadence Design Systems, Inc. (a)	268
27	Oracle Corp. (a)	484
11	Sybase, Inc. (a)	265

		1,239

	Specialty Retail — 1.5%
4	American Eagle Outfitters, Inc.	134
1	AutoZone, Inc. (a)	128
2	Dress Barn, Inc. (a)	48
2	Gymboree Corp. (a)	68
2	Sherwin-Williams Co. (The)	132

		510

	Textiles, Apparel & Luxury Goods — 0.3%
1	Brown Shoe Co., Inc.	46
1	Phillips-Van Heusen Corp.	59

		105

	Thrifts & Mortgage Finance — 2.5%
9	Countrywide Financial Corp.	309
6	PMI Group, Inc. (The)	267
5	Radian Group, Inc.	269

		845

	Tobacco — 3.6%
4	Altria Group, Inc.	325
4	Loews Corp. - Carolina Group	265
6	Reynolds American, Inc.	393
4	UST, Inc.	226

		1,209

	Trading Companies & Distributors — 0.6%
3	WESCO International, Inc. (a)	201

	Total Common Stocks (Cost $28,997)	33,211

	Short-Term Investment — 12.7%
	Investment Company — 12.7%
4,276	JPMorgan Prime Money Market Fund (b) (m) (Cost $4,276)	4,276

	Total Investments — 111.6% (Cost $33,273)	37,487
	Liabilities in Excess of Other Assets — (11.6)%	(3,907)

	NET ASSETS — 100.0%	$33,580

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Intrepid Multi Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,565
Aggregate gross unrealized depreciation	(351)

Net unrealized appreciation/depreciation	$4,214

Federal income tax cost of investments	$33,273

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Aerospace & Defense — 3.0%
24	General Dynamics Corp.	1,834
53	Honeywell International, Inc.	2,437
40	Lockheed Martin Corp.	3,839
38	Raytheon Co.	1,972

		10,082

	Airlines — 1.1%
28	AMR Corp. (a)	859
22	Continental Airlines, Inc., Class B (a)	797
23	UAL Corp. (a)	874
21	US Airways Group, Inc. (a)	946

		3,476

	Auto Components — 0.4%
14	Johnson Controls, Inc.	1,334

	Beverages — 0.3%
10	Molson Coors Brewing Co., Class B	965

	Capital Markets — 8.4%
18	American Capital Strategies Ltd.	789
31	Bear Stearns Cos., Inc. (The)	4,706
21	Goldman Sachs Group, Inc. (The)	4,401
68	Lehman Brothers Holdings, Inc.	4,758
73	Merrill Lynch & Co., Inc.	5,994
92	Morgan Stanley	7,238

		27,886

	Chemicals — 0.3%
32	Celanese Corp., Class A	975

	Commercial Banks — 7.8%
25	Keycorp	929
132	National City Corp.	4,906
70	PNC Financial Services Group, Inc.	5,018
167	U.S. Bancorp	5,822
61	Wachovia Corp.	3,359
171	Wells Fargo & Co.	5,888

		25,922

	Commercial Services & Supplies — 0.3%
26	R.R. Donnelley & Sons Co.	948

	Computers & Peripherals — 2.0%
101	Hewlett-Packard Co.	4,066
28	International Business Machines Corp.	2,592

		6,658

	Consumer Finance — 0.3%
37	AmeriCredit Corp. (a)	837

	Diversified Financial Services — 5.1%
283	Bank of America Corp.	14,445
18	CIT Group, Inc.	948
31	Citigroup, Inc.	1,571

		16,964

	Diversified Telecommunication Services — 6.2%
385	AT&T, Inc.	15,179
21	CenturyTel, Inc.	953
15	Embarq Corp.	844
287	Qwest Communications International, Inc. (a)	2,582
58	Windstream Corp.	855

		20,413

	Electric Utilities — 2.9%
97	American Electric Power Co., Inc.	4,743
57	FirstEnergy Corp.	3,806
35	Westar Energy, Inc.	966

		9,515

	Electrical Equipment — 0.3%
18	Acuity Brands, Inc.	953

	Energy Equipment & Services — 0.6%
13	National Oilwell Varco, Inc. (a)	980
17	Tidewater, Inc.	1,002

		1,982

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food & Staples Retailing — 0.6%
69	Kroger Co. (The)	1,961

	Gas Utilities — 1.1%
22	AGL Resources, Inc.	948
19	Energen Corp.	972
21	ONEOK, Inc.	945
30	UGI Corp.	788

		3,653

	Health Care Providers & Services — 1.3%
6	Cigna Corp.	856
14	Humana, Inc. (a)	795
8	WellCare Health Plans, Inc. (a)	682
25	WellPoint, Inc. (a)	1,995

		4,328

	Hotels, Restaurants & Leisure — 0.9%
63	McDonald’s Corp.	2,831

	Household Durables — 0.6%
17	Stanley Works (The)	941
36	Tempur-Pedic International, Inc.	944

		1,885

	Household Products — 1.9%
19	Church & Dwight Co., Inc.	952
11	Energizer Holdings, Inc. (a)	939
65	Kimberly-Clark Corp.	4,472

		6,363

	Independent Power Producers & Energy Traders — 1.5%
24	Mirant Corp. (a)	979
14	NRG Energy, Inc. (a)	973
47	TXU Corp.	3,010

		4,962

	Insurance — 7.7%
79	Allstate Corp. (The)	4,751
5	AMBAC Financial Group, Inc.	441
28	American Financial Group, Inc.	958
15	Assurant, Inc.	816
94	Chubb Corp.	4,857
46	Hartford Financial Services Group, Inc.	4,358
19	MetLife, Inc.	1,205
11	Nationwide Financial Services, Inc.	587
24	Odyssey Re Holdings Corp.	924
15	Safeco Corp.	976
107	Travelers Cos, Inc. (The)	5,524

		25,397

	IT Services — 0.5%
28	Convergys Corp. (a)	699
27	Sabre Holdings Corp., Class A	874

		1,573

	Leisure Equipment & Products — 0.5%
31	Hasbro, Inc.	887
34	Mattel, Inc.	929

		1,816

	Machinery — 2.3%
7	Cummins, Inc.	941
12	Dover Corp.	581
11	Eaton Corp.	927
15	Manitowoc Co., Inc. (The)	953
30	PACCAR, Inc.	2,224
11	Parker-Hannifin Corp.	958
13	Terex Corp. (a)	954

		7,538

	Media — 3.7%
126	News Corp., Class A	2,917
35	Omnicom Group, Inc.	3,604
168	Walt Disney Co. (The)	5,774

		12,295

	Metals & Mining — 3.8%
18	Chaparral Steel Co.	1,024
15	Cleveland-Cliffs, Inc.	979
15	Freeport-McMoRan Copper & Gold, Inc.	1,006
74	Nucor Corp.	4,790

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

38	Southern Copper Corp.	2,720
23	Steel Dynamics, Inc.	994
10	United States Steel Corp.	1,021

		12,534

	Multi-Utilities — 0.9%
54	CenterPoint Energy, Inc.	960
24	OGE Energy Corp.	931
15	Sempra Energy	930

		2,821

	Multiline Retail — 0.8%
33	J.C. Penney Co., Inc.	2,748

	Office Electronics — 0.3%
57	Xerox Corp. (a)	956

	Oil, Gas & Consumable Fuels — 13.3%
121	Chevron Corp.	8,942
267	Exxon Mobil Corp.	20,138
27	Frontier Oil Corp.	891
15	Holly Corp.	866
55	Marathon Oil Corp.	5,480
15	Overseas Shipholding Group, Inc.	952
10	Tesoro Corp.	984
89	Valero Energy Corp.	5,707

		43,960

	Personal Products — 0.5%
14	Estee Lauder Cos., Inc. (The)	660
20	NBTY, Inc. (a)	1,034

		1,694

	Pharmaceuticals — 5.6%
49	King Pharmaceuticals, Inc. (a)	955
116	Merck & Co., Inc.	5,120
485	Pfizer, Inc.	12,256

		18,331

	Real Estate Investment Trusts (REITs) — 2.5%
8	Boston Properties, Inc.	974
32	CapitalSource, Inc.	809
20	Health Care REIT, Inc.	861
21	Hospitality Properties Trust	983
71	HRPT Properties Trust	872
21	iStar Financial, Inc.	974
14	ProLogis	935
32	Realty Income Corp.	897
38	Thornburg Mortgage, Inc.	980

		8,285

	Real Estate Management & Development — 0.5%
27	CB Richard Ellis Group, Inc., Class A (a)	933
8	Jones Lang LaSalle, Inc.	803

		1,736

	Semiconductors & Semiconductor Equipment — 0.5%
17	Lam Research Corp. (a)	781
102	ON Semiconductor Corp. (a)	912

		1,693

	Software — 0.3%
52	Oracle Corp. (a)	946

	Specialty Retail — 0.5%
26	American Eagle Outfitters, Inc.	775
14	Sherwin-Williams Co. (The)	951

		1,726

	Textiles, Apparel & Luxury Goods — 0.3%
17	Phillips-Van Heusen Corp.	982

	Thrifts & Mortgage Finance — 2.1%
132	Countrywide Financial Corp.	4,430
10	MGIC Investment Corp.	560
21	PMI Group, Inc. (The)	959
17	Radian Group, Inc.	930

		6,879

	Tobacco — 3.7%
75	Altria Group, Inc.	6,608
11	Loews Corp. - Carolina Group	845
65	Reynolds American, Inc.	4,038
11	UST, Inc.	620

		12,111

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Trading Companies & Distributors — 0.2%
11	WESCO International, Inc. (a)	684

	Total Common Stocks (Cost $299,230)	321,598

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
5,212	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,212)	5,212

	Total Investments — 99.0% (Cost $304,442)	326,810
	Other Assets in Excess of Liabilities — 1.0%	3,273

	NET ASSETS — 100.0%	$330,083

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$25,689
Aggregate gross unrealized depreciation		(3,321)

Net unrealized appreciation/depreciation		$22,368

Federal income tax cost of investments		$304,442

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments 96.6%
	Common Stocks — 96.6%
	Air Freight & Logistics — 1.4%
9	Forward Air Corp.	306

	Biotechnology — 1.2%
26	DUSA Pharmaceuticals, Inc. (a)	91
5	Myriad Genetics, Inc. (a)	161

		252

	Capital Markets — 1.0%
10	Cowen Group, Inc. (a)	173
1	FCStone Group, Inc. (a)	37

		210

	Commercial Banks — 5.2%
4	Alabama National Bancorp	312
12	AmericanWest Bancorp	261
10	Preferred Bank	375
8	Security Bank Corp.	170

		1,118

	Commercial Services & Supplies — 4.8%
6	Cornell Cos., Inc. (a)	114
35	Interface, Inc., Class A	563
28	On Assignment, Inc. (a)	345

		1,022

	Diversified Consumer Services — 2.1%
2	Collectors Universe, Inc.	26
31	INVESTools, Inc. (a)	428

		454

	Electronic Equipment & Instruments — 1.7%
28	Napco Security Systems, Inc. (a)	147
8	ScanSource, Inc. (a)	222

		369

	Energy Equipment & Services — 1.1%
4	Lufkin Industries, Inc.	243

	Food & Staples Retailing — 0.3%
4	Susser Holdings Corp. (a)	62

	Food Products — 1.0%
5	J & J Snack Foods Corp.	209

	Health Care Equipment & Supplies — 4.0%
49	HemoSense, Inc. (a)	245
11	NeuroMetrix, Inc. (a)	111
12	NMT Medical, Inc. (a)	170
11	Northstar Neuroscience, Inc. (a)	141
52	Synergetics USA, Inc. (a)	184

		851

	Health Care Providers & Services — 5.2%
10	American Dental Partners, Inc. (a)	210
58	Five Star Quality Care, Inc. (a)	599
6	Healthways, Inc. (a)	294

		1,103

	Hotels, Restaurants & Leisure — 12.7%
10	Ambassadors Group, Inc.	347
14	Benihana, Inc., Class A (a)	390
12	Carrols Restaurant Group, Inc. (a)	176
8	Gaylord Entertainment Co. (a)	434
22	Great Wolf Resorts, Inc. (a)	297
19	Monarch Casino & Resort, Inc. (a)	486
5	Orient-Express Hotels Ltd., Class H (Bermuda)	287
103	Youbet.com, Inc. (a)	309

		2,726

	Insurance — 10.8%
8	American Physicians Capital, Inc. (a)	306
12	Darwin Professional Underwriters, Inc. (a)	302
15	James River Group, Inc.	467
6	ProAssurance Corp. (a)	322
19	ProCentury Corp.	444
9	RLI Corp.	478

		2,319

	Internet & Catalog Retail — 0.4%
18	US Auto Parts Network, Inc. (a)	94

	Internet Software & Services — 10.0%
17	Bankrate, Inc. (a)	611
13	eCollege.com, Inc. (a)	237
4	Equinix, Inc. (a)	380
23	Liquidity Services, Inc. (a)	383
28	PlanetOut, Inc. (a)	96
20	Spark Networks plc ADR (a)	126
16	Vocus, Inc. (a)	313

		2,146

	IT Services — 1.1%
33	SM&A Corp. (a)	236

	Leisure Equipment & Products — 1.9%
7	Pool Corp.	242
13	Smith & Wesson Holding Corp. (a)	166

		408

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Life Sciences Tools & Services — 2.9%
11	Enzo Biochem, Inc. (a)	170
5	Illumina, Inc. (a)	148
61	Third Wave Technologies, Inc. (a)	309

		627

	Machinery — 2.3%
8	Basin Water, Inc. (a)	57
13	RBC Bearings, Inc. (a)	442

		499

	Oil, Gas & Consumable Fuels — 1.9%
67	Aurora Oil & Gas Corp. (a)	175
7	GMX Resources, Inc. (a)	229

		404

	Personal Products — 1.1%
12	Physicians Formula Holdings, Inc. (a)	229

	Pharmaceuticals — 0.9%
17	Somaxon Pharmaceuticals, Inc. (a)	202

	Real Estate Investment Trusts (REITs) — 1.4%
23	Quadra Realty Trust, Inc. (a)	299

	Real Estate Management & Development — 3.0%
23	FirstService Corp. (Canada) (a)	644

	Road & Rail — 1.5%
18	Knight Transportation, Inc.	315

	Semiconductors & Semiconductor Equipment — 1.8%
35	PDF Solutions, Inc. (a)	390

	Software — 8.9%
25	Callidus Software, Inc. (a)	191
22	Concur Technologies, Inc. (a)	380
4	Glu Mobile, Inc. (a)	41
58	Magma Design Automation, Inc. (a)	691
34	SumTotal Systems, Inc. (a)	269
26	Unica Corp. (a)	331

		1,903

	Specialty Retail — 2.7%
5	Franklin Covey Co. (a)	41
25	Golfsmith International Holdings, Inc. (a)	218
16	Shoe Pavilion, Inc. (a)	101
34	Wet Seal, Inc., (The) Class A (a)	222

		582

	Textiles, Apparel & Luxury Goods — 0.7%
20	Ashworth, Inc. (a)	150

	Trading Companies & Distributors — 1.6%
16	Interline Brands, Inc. (a)	344

	Total Common Stocks (Cost $20,138)	20,716

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
803	JPMorgan Prime Money Market Fund (b) (m) (Cost $803)	803

	Total Investments — 100.4% (Cost $20,941)	21,519
	Liabilities in Excess of Other Assets — (0.4)%	(83)

	NET ASSETS — 100.0%	$21,436

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,556
Aggregate gross unrealized depreciation	(978)

Net unrealized appreciation/depreciation	$578

Federal income tax cost of investments	$20,941

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.7%
	Common Stocks — 97.7%
	Aerospace & Defense — 1.2%
5	Alliant Techsystems, Inc. (a)	422
16	Precision Castparts Corp.	1,655
18	Rockwell Collins, Inc.	1,228

		3,305

	Airlines — 0.4%
40	Skywest, Inc.	1,081

	Auto Components — 0.8%
9	BorgWarner, Inc.	686
98	Gentex Corp.	1,591

		2,277

	Beverages — 1.1%
31	Brown-Forman Corp., Class B	2,050
52	Constellation Brands, Inc., Class A (a)	1,098

		3,148

	Biotechnology — 0.8%
32	Celgene Corp. (a)	1,663
9	Cephalon, Inc. (a)	669

		2,332

	Building Products — 0.4%
22	American Standard Cos., Inc.	1,140

	Capital Markets — 3.6%
8	Affiliated Managers Group, Inc. (a)	845
97	E*Trade Financial Corp. (a)	2,050
31	Fortress Investment Group LLC, Class A	895
30	Investment Technology Group, Inc. (a)	1,157
21	Lazard Ltd., Class A (Bermuda)	1,066
31	Northern Trust Corp.	1,846
53	T. Rowe Price Group, Inc.	2,496

		10,355

	Chemicals — 2.1%
36	Albemarle Corp.	1,494
59	Nalco Holding Co.	1,408
19	PPG Industries, Inc.	1,364
42	Sigma-Aldrich Corp.	1,756

		6,022

	Commercial Banks — 3.9%
10	Compass Bancshares, Inc.	688
25	Cullen/Frost Bankers, Inc.	1,303
19	M&T Bank Corp.	2,178
67	Synovus Financial Corp.	2,170
34	TCF Financial Corp.	883
31	Wilmington Trust Corp.	1,320
32	Zions Bancorporation	2,666

		11,208

	Commercial Services & Supplies — 2.9%
11	Corporate Executive Board Co.	866
35	Corrections Corp. of America (a)	1,833
52	Republic Services, Inc.	1,438
70	Steelcase, Inc.	1,382
18	Stericycle, Inc. (a)	1,451
40	Waste Connections, Inc. (a)	1,199

		8,169

	Communications Equipment — 1.0%
28	Harris Corp.	1,437
39	Polycom, Inc. (a)	1,286

		2,723

	Computers & Peripherals — 2.2%
62	NCR Corp. (a)	2,954
28	Network Appliance, Inc. (a)	1,032
26	SanDisk Corp. (a)	1,134
49	Seagate Technology (Cayman Islands)	1,149

		6,269

	Construction & Engineering — 0.4%
44	Quanta Services, Inc. (a)	1,112

	Construction Materials — 0.6%
14	Vulcan Materials Co.	1,677

	Containers & Packaging — 0.6%
39	Ball Corp.	1,784

	Distributors — 0.8%
48	Genuine Parts Co.	2,372

	Diversified Consumer Services — 0.8%
16	ITT Educational Services, Inc. (a)	1,271
25	Weight Watchers International, Inc.	1,141

		2,412

	Diversified Financial Services — 0.9%
20	CIT Group, Inc.	1,063
5	IntercontinentalExchange, Inc. (a)	648
15	International Securities Exchange Holdings, Inc.	727

		2,438

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 2.2%
45	CenturyTel, Inc.	2,038
6	Citizens Communications Co.	94
24	NeuStar, Inc., Class A (a)	683
76	Time Warner Telecom, Inc., Class A (a)	1,576
135	Windstream Corp.	1,983

		6,374

	Electric Utilities — 2.5%
50	American Electric Power Co., Inc.	2,442
34	FirstEnergy Corp.	2,226
29	PPL Corp.	1,166
48	Westar Energy, Inc.	1,307

		7,141

	Electrical Equipment — 2.8%
44	AMETEK, Inc.	1,520
53	General Cable Corp. (a)	2,826
51	Roper Industries, Inc.	2,777
17	Thomas & Betts Corp. (a)	825

		7,948

	Electronic Equipment & Instruments — 1.9%
51	Amphenol Corp., Class A	3,306
35	Arrow Electronics, Inc. (a)	1,325
40	Jabil Circuit, Inc.	850

		5,481

	Energy Equipment & Services — 1.4%
26	Cameron International Corp. (a)	1,651
11	Noble Corp.	842
33	Oceaneering International, Inc. (a)	1,386

		3,879

	Food & Staples Retailing — 0.7%
49	SUPERVALU, Inc.	1,903

	Food Products — 0.7%
26	Dean Foods Co.	1,234
61	Del Monte Foods Co.	696

		1,930

	Gas Utilities — 2.0%
32	Energen Corp.	1,644
33	Questar Corp.	2,899
38	UGI Corp.	1,020

		5,563

	Health Care Equipment & Supplies — 1.1%
16	Hologic, Inc. (a)	928
12	Idexx Laboratories, Inc. (a)	1,025
26	Mentor Corp.	1,215

		3,168

	Health Care Providers & Services — 4.5%
39	Community Health Systems, Inc. (a)	1,375
57	Coventry Health Care, Inc. (a)	3,215
33	DaVita, Inc. (a)	1,734
9	Henry Schein, Inc. (a)	473
52	Lincare Holdings, Inc. (a)	1,909
29	Medco Health Solutions, Inc. (a)	2,100
17	Omnicare, Inc.	672
37	VCA Antech, Inc. (a)	1,340

		12,818

	Health Care Technology — 0.6%
29	Cerner Corp. (a)	1,584

	Hotels, Restaurants & Leisure — 3.8%
39	Applebee’s International, Inc.	957
110	Burger King Holdings, Inc.	2,382
44	Hilton Hotels Corp.	1,593
27	International Game Technology	1,086
50	Melco PBL Entertainment Macau Ltd. ADR (Hong Kong) (a)	799
28	OSI Restaurant Partners, Inc.	1,102
16	Panera Bread Co., Class A (a)	933
26	Scientific Games Corp. (a)	867
37	Tim Hortons, Inc. (Canada)	1,129

		10,848

	Household Durables — 1.4%
30	Fortune Brands, Inc.	2,396
17	Garmin Ltd. (Cayman Islands)	915
20	Jarden Corp. (a)	762

		4,073

	Household Products — 0.6%
27	Clorox Co.	1,701

	Industrial Conglomerates — 0.8%
37	Carlisle Cos., Inc.	1,571
26	Walter Industries, Inc.	649

		2,220

	Insurance — 6.5%
64	Assurant, Inc.	3,438
49	Cincinnati Financial Corp.	2,059
36	Everest Re Group Ltd. (Bermuda)	3,472
22	Hanover Insurance Group, Inc. (The)	996
9	IPC Holdings Ltd. (Bermuda)	254

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

97	Old Republic International Corp.	2,137
83	OneBeacon Insurance Group Ltd.	2,085
22	Principal Financial Group, Inc.	1,323
46	Security Capital Assurance Ltd. (Bermuda)	1,304
39	W.R. Berkley Corp.	1,298

		18,366

	Internet & Catalog Retail — 0.7%
19	Liberty Media Holding Corp. - Interactive, Class A (a)	462
31	Priceline.com, Inc. (a)	1,635

		2,097

	Internet Software & Services — 0.6%
13	Akamai Technologies, Inc. (a)	649
19	Digital River, Inc. (a)	1,022

		1,671

	IT Services — 2.4%
31	Alliance Data Systems Corp. (a)	1,895
33	CheckFree Corp. (a)	1,218
12	Cognizant Technology Solutions Corp., Class A (a)	1,059
75	VeriFone Holdings, Inc. (a)	2,740

		6,912

	Life Sciences Tools & Services — 0.6%
21	Covance, Inc. (a)	1,216
19	Illumina, Inc. (a)	560

		1,776

	Machinery— 1.7%
26	Crane Co.	1,051
34	Dover Corp.	1,640
17	Harsco Corp.	763
24	Oshkosh Truck Corp.	1,282

		4,736

	Marine — 0.4%
38	American Commercial Lines, Inc. (a)	1,183

	Media — 2.5%
45	Cablevision Systems Corp., Class A	1,357
35	Clear Channel Communications, Inc.	1,234
23	Clear Channel Outdoor Holdings, Inc., Class A (a)	607
45	DreamWorks Animation SKG, Inc., Class A (a)	1,379
19	McClatchy Co., Class A	613
2	Washington Post Co. (The), Class B	1,802

		6,992

	Metals & Mining — 0.3%
16	Century Aluminum Co. (a)	764

	Multi-Utilities — 1.7%
44	PG&E Corp.	2,105
31	SCANA Corp.	1,321
58	Xcel Energy, Inc.	1,427

		4,853

	Multiline Retail — 0.9%
28	Dollar Tree Stores, Inc. (a)	1,055
68	Saks, Inc.	1,413

		2,468

	Office Electronics — 0.4%
27	Zebra Technologies Corp. (a)	1,042

	Oil, Gas & Consumable Fuels — 4.9%
29	Devon Energy Corp.	1,993
50	Forest Oil Corp. (a)	1,658
30	Helix Energy Solutions Group, Inc. (a)	1,119
21	Kinder Morgan, Inc.	2,225
29	Quicksilver Resources, Inc. (a)	1,141
30	Southwestern Energy Co. (a)	1,217
21	Teekay Shipping Corp. (Bahamas)	1,120
66	Williams Cos., Inc.	1,873
26	XTO Energy, Inc.	1,431

		13,777

	Personal Products — 0.6%
31	Bare Escentuals, Inc. (a)	1,099
14	Estee Lauder Cos., Inc. (The), Class A	679

		1,778

	Pharmaceuticals — 2.4%
35	Adams Respiratory Therapeutics, Inc. (a)	1,174
12	Allergan, Inc.	1,341
65	Elan Corp. plc ADR (Ireland) (a)	869
25	Forest Laboratories, Inc. (a)	1,265
20	Shire plc ADR (United Kingdom)	1,226
71	Warner Chilcott Ltd., Class A, (Bermuda) (a)	1,047

		6,922

	Real Estate Investment Trusts (REITs) — 1.9%
38	iStar Financial, Inc.	1,761
17	Plum Creek Timber Co., Inc.	678
36	Rayonier, Inc.	1,532
11	Vornado Realty Trust	1,313

		5,284

	Real Estate Management & Development — 1.0%
41	Brookfield Properties Co.	1,657
19	Forest City Enterprises, Inc., Class A	1,224

		2,881

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Road & Rail — 0.5%
27	Norfolk Southern Corp.	1,341

	Semiconductors & Semiconductor Equipment — 2.2%
68	Altera Corp.	1,349
36	Broadcom Corp., Class A (a)	1,147
26	KLA-Tencor Corp.	1,402
38	Microchip Technology, Inc.	1,365
31	NVIDIA Corp. (a)	895

		6,158

	Software — 3.3%
106	Activision, Inc. (a)	2,013
26	Adobe Systems, Inc. (a)	1,076
34	Amdocs Ltd. (United Kingdom) (a)	1,229
28	ANSYS, Inc. (a)	1,411
32	Autodesk, Inc. (a)	1,192
43	Citrix Systems, Inc. (a)	1,373
45	Sybase, Inc. (a)	1,148

		9,442

	Specialty Retail — 6.0%
64	AutoNation, Inc. (a)	1,353
19	AutoZone, Inc. (a)	2,435
29	Barnes & Noble, Inc.	1,144
62	GameStop Corp., Class A (a)	2,010
53	Limited Brands, Inc.	1,392
59	Office Depot, Inc. (a)	2,059
32	PetSmart, Inc.	1,051
89	Tiffany & Co.	4,066
61	TJX Cos., Inc.	1,634

		17,144

	Textiles, Apparel & Luxury Goods — 1.9%
26	Coach, Inc. (a)	1,317
21	Columbia Sportswear Co.	1,327
32	V.F. Corp.	2,619

		5,263

	Thrifts & Mortgage Finance — 0.5%
22	MGIC Investment Corp.	1,296

	Wireless Telecommunication Services — 2.3%
29	American Tower Corp., Class A (a)	1,141
21	Clearwire Corp., Class A (a)	434
22	NII Holdings, Inc. (a)	1,662
42	Rogers Communications, Inc., Class B (Canada)	1,379
32	Telephone & Data Systems, Inc.	1,772

		6,388

	Total Common Stocks (Cost $217,369)	276,989

	Short-Term Invesment — 2.2%
	Investment Company — 2.2%
6,187	JPMorgan Prime Money Market Fund (b) (m) (Cost $6,187)	6,187

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 7.3%
	Corporate Notes — 1.8%
1,000	Alliance and Leicester plc, FRN, 5.33%, 04/30/08	1,000
1,000	American Express Credit Corp., FRN, 5.32%, 06/12/07	1,000
500	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	500
750	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	750
1,000	Morgan Stanley, FRN, 5.62%, 04/30/08	1,000
900	Sigma Finance Inc., FRN, 5.37%, 10/24/07	900

		5,150

	Repurchase Agreements — 5.2%
2,812	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,813, collateralized by U.S. Government Agency Mortgages	2,812
4,000	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $4,002, collateralized by U.S. Government Agency Mortgages	4,000
4,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $4,002, collateralized by U.S. Government Agency Mortgages	4,000
4,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $4,002, collateralized by U.S. Government Agency Mortgages	4,000

		14,812

	Time Deposit — 0.3%
800	Northern Rock plc, 5.32%, 05/15/07	800

	Total Investments of Cash Collateral for Securities on Loan (Cost $20,761)	20,762

	Total Investments — 107.2%
	(Cost $244,317)	303,938
	Liabilities in Excess of Other Assets — (7.2)%	(20,462)

	NET ASSETS — 100.0%	$283,476

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,630
Aggregate gross unrealized depreciation	(3,010)

Net unrealized appreciation/depreciation	$59,620

Federal income tax cost of investments	$244,317

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Aerospace & Defense — 2.3%
22	AAR Corp. (a) (m)	617
60	BE Aerospace, Inc. (a)	1,893
30	Ceradyne, Inc. (a)	1,642
26	Curtiss-Wright Corp.	987
94	Esterline Technologies Corp. (a)	3,865
39	HEICO Corp.	1,419
45	K&F Industries Holdings, Inc. (a)	1,223
226	Moog, Inc., Class A (a)	9,398
30	Orbital Sciences Corp. (a)	566
14	Triumph Group, Inc.	769
17	United Industrial Corp.	955

		23,334

	Air Freight & Logistics — 0.2%
64	Hub Group, Inc., Class A (a)	1,864

	Airlines — 1.0%
34	Alaska Air Group, Inc. (a)	1,299
200	ExpressJet Holdings, Inc. (a)	1,167
205	Republic Airways Holdings, Inc. (a)	4,714
101	SkyWest, Inc.	2,718

		9,898

	Auto Components — 0.7%
76	Aftermarket Technology Corp. (a)	1,843
58	ArvinMeritor, Inc.	1,064
7	Sauer-Danfoss, Inc.	214
26	Shiloh Industries, Inc.	294
140	Tenneco, Inc. (a)	3,554

		6,969

	Beverages — 0.1%
54	National Beverage Corp. (a)	938

	Biotechnology — 2.4%
39	Alexion Pharmaceuticals, Inc. (a)	1,699
70	Alkermes, Inc. (a)	1,073
24	Amylin Pharmaceuticals, Inc. (a)	897
75	Arena Pharmaceuticals, Inc. (a)	813
67	BioMarin Pharmaceuticals, Inc. (a)	1,163
48	Cell Genesys, Inc. (a)	201
33	CombinatoRx, Inc. (a)	233
85	Cubist Pharmaceuticals, Inc. (a)	1,872
50	GTx, Inc. (a)	1,010
78	Human Genome Sciences, Inc. (a)	831
82	Incyte Corp. (a)	540
68	Keryx Biopharmaceuticals, Inc. (a)	719
81	LifeCell Corp. (a)	2,025
45	MannKind Corp. (a)	646
36	MarTek Biosciences Corp. (a)	738
90	Medarex, Inc. (a)	1,159
81	Myriad Genetics, Inc. (a)	2,778
38	Progenics Pharmaceuticals, Inc. (a)	888
84	Regeneron Pharmaceuticals, Inc. (a)	1,810
41	Telik, Inc. (a)	220
32	Theravance, Inc. (a)	932
41	United Therapeutics Corp. (a)	2,221

		24,468

	Building Products — 1.1%
18	Ameron International Corp.	1,153
21	Griffon Corp. (a)	515
232	Insteel Industries, Inc.	3,900
55	NCI Building Systems, Inc. (a)	2,635
60	Universal Forest Products, Inc.	2,963

		11,166

	Capital Markets — 0.9%
19	Calamos Asset Management, Inc., Class A	422
135	Knight Capital Group, Inc., Class A (a)	2,130
47	MCG Capital Corp.	882
22	optionsXpress Holdings, Inc.	511
10	Piper Jaffray Cos. (a)	595
142	Technology Investment Capital Corp.	2,404
12	TradeStation Group, Inc. (a)	156
86	Waddell & Reed Financial, Inc.	2,001

		9,101

	Chemicals — 1.5%
23	A. Schulman, Inc.	551
20	Balchem Corp.	351
30	Georgia Gulf Corp.	489
99	H.B. Fuller Co.	2,700
133	Hercules, Inc. (a)	2,595
26	Kronos Worldwide, Inc.	856
33	NewMarket Corp.	1,330
26	Pioneer Cos., Inc. (a)	727
74	Spartech Corp.	2,180
120	W.R. Grace & Co. (a)	3,176

		14,955

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Banks — 6.1%
12	1st Source Corp.	304
38	Amcore Financial, Inc.	1,194
25	Ameris Bancorp	616
8	Associated Banc-Corp.	282
11	BancFirst Corp.	491
36	Bank of Granite Corp.	637
5	Camden National Corp.	195
12	Capital Corp. of the West	326
30	Capitol Bancorp Ltd.	1,105
19	Cardinal Financial Corp.	188
28	Center Financial Corp.	548
43	Central Pacific Financial Corp.	1,583
19	Chemical Financial Corp.	555
18	Citizens Banking Corp.	401
27	City Holding Co.	1,080
4	Columbia Bancorp	101
26	Columbia Banking System, Inc.	867
23	Community Bancorp (a)	692
66	Community Bank System, Inc.	1,387
19	Community Trust Bancorp, Inc.	704
4	Enterprise Financial Services Corp.	115
132	First Bancorp	1,754
8	First Community Bancshares, Inc.	304
39	First Regional Bancorp (a)	1,149
29	First Republic Bank	1,579
15	FNB Corp.	530
37	Glacier Bancorp, Inc.	880
14	Great Southern Bancorp, Inc.	413
45	Greater Bay Bancorp	1,218
9	Greene County Bancshares, Inc.	305
194	Hanmi Financial Corp.	3,696
17	Heritage Commerce Corp.	436
11	Horizon Financial Corp.	243
93	IBERIABANK Corp.	5,176
64	Independent Bank Corp.	1,299
44	International Bancshares Corp.	1,297
30	Intervest Bancshares Corp. (a)	852
26	Lakeland Financial Corp.	581
13	Macatawa Bank Corp.	236
17	MB Financial, Inc.	616
31	Mercantile Bank Corp.	991
169	Nara Bancorp, Inc.	2,954
26	NBT Bancorp, Inc.	618
45	Oriental Financial Group	527
39	Pacific Capital Bancorp	1,237
26	Peoples Bancorp, Inc.	679
7	PremierWest Bancorp	90
45	PrivateBancorp, Inc.	1,638
160	R&G Financial Corp., Class B (a)	801
8	Renasant Corp.	202
6	Republic Bancorp, Inc.	144
8	Santander BanCorp	139
4	Sierra BanCorp	115
14	Simmons First National Corp., Class A	409
8	Smithtown Bancorp, Inc.	212
53	Southwest Bancorp, Inc.	1,367
195	Sterling Bancshares, Inc.	2,176
66	Sterling Financial Corp.	2,062
28	Taylor Capital Group, Inc.	969
14	TriCo Bancshares	320
33	Umpqua Holdings Corp.	883
8	Virginia Commerce Bancorp (a)	171
299	W Holding Co., Inc.	1,497
69	West Coast Bancorp	2,216
68	Westamerica Bancorp	3,261
37	Wilshire Bancorp, Inc.	607

		62,220

	Commercial Services & Supplies — 4.7%
6	Clean Harbors, Inc. (a)	285
56	Consolidated Graphics, Inc. (a)	4,110
7	CRA International, Inc. (a)	339
286	Deluxe Corp.	9,600
39	Ennis, Inc.	1,054
86	First Consulting Group, Inc. (a)	783
56	GEO Group, Inc. (The) (a)	2,542
45	Heidrick & Struggles International, Inc. (a)	2,175
90	Herman Miller, Inc.	3,004
38	Hudson Highland Group, Inc. (a)	599
333	IKON Office Solutions, Inc.	4,784
52	John H. Harland Co.	2,638
190	Kforce, Inc. (a)	2,615
43	Knoll, Inc.	1,020
77	Korn/Ferry International (a)	1,764
82	Labor Ready, Inc. (a)	1,565
64	Navigant Consulting, Inc. (a)	1,268

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

50	Spherion Corp. (a)	437
127	TeleTech Holdings, Inc. (a)	4,660
26	Tetra Tech, Inc. (a)	494
32	United Stationers, Inc. (a)	1,923
33	Volt Information Sciences, Inc. (a)	871
1	Waste Connections, Inc. (a)	27

		48,557

	Communications Equipment — 2.7%
164	3Com Corp. (a)	643
122	Arris Group, Inc. (a)	1,719
54	Avocent Corp. (a)	1,459
21	Bel Fuse, Inc., Class B	828
36	Black Box Corp.	1,330
37	C-COR, Inc. (a)	509
68	CommScope, Inc. (a)	2,909
15	Digi International, Inc. (a)	194
24	Ditech Networks, Inc. (a)	193
83	Extreme Networks, Inc. (a)	352
161	Finisar Corp. (a)	562
74	Foundry Networks, Inc. (a)	1,000
49	Harmonic, Inc. (a)	481
190	Inter-Tel, Inc.	4,485
57	InterDigital Communications Corp. (a)	1,815
20	MasTec, Inc. (a)	222
92	MRV Communications, Inc. (a)	328
39	NETGEAR, Inc. (a)	1,116
67	Packeteer, Inc. (a)	832
91	Plantronics, Inc.	2,142
18	Polycom, Inc. (a)	583
90	Powerwave Technologies, Inc. (a)	513
17	Radyne Corp. (a)	158
19	SafeNet, Inc. (a)	524
35	Sonus Networks, Inc. (a)	284
108	Symmetricom, Inc. (a)	898
58	Tekelec (a)	865
78	UTStarcom, Inc. (a)	647

		27,591

	Computers & Peripherals — 1.2%
92	Adaptec, Inc. (a) (m)	355
454	Brocade Communications Systems, Inc. (a)	4,317
15	Electronics for Imaging, Inc. (a)	340
83	Emulex Corp. (a)	1,525
95	Gateway, Inc. (a)	208
88	Hypercom Corp. (a)	523
59	Imation Corp.	2,386
69	Palm, Inc. (a)	1,244
126	Quantum Corp. (a)	340
29	Synaptics, Inc. (a)	732

		11,970

	Construction & Engineering — 0.1%
23	Washington Group International, Inc. (a)	1,528

	Construction Materials — 0.2%
31	Headwaters, Inc. (a)	680
80	U.S. Concrete, Inc. (a)	622

		1,302

	Consumer Finance — 2.1%
79	Advance America Cash Advance Centers, Inc. (m)	1,220
31	Advanta Corp., Class B (m)	1,350
226	Cash America International, Inc.	9,266
43	CompuCredit Corp. (a)	1,343
157	Dollar Financial Corp. (a)	3,976
72	EZCORP, Inc., Class A (a)	1,066
27	First Cash Financial Services, Inc. (a)	595
14	United PanAm Financial Corp. (a)	175
63	World Acceptance Corp. (a)	2,521

		21,512

	Containers & Packaging — 0.9%
20	AEP Industries, Inc. (a) (m)	877
15	Greif, Inc., Class A	1,611
153	Myers Industries, Inc.	2,849
24	Rock-Tenn Co., Class A	803
57	Silgan Holdings, Inc.	2,929

		9,069

	Distributors — 0.1%
49	Building Material Holding Corp.	889

	Diversified Consumer Services — 0.2%
47	Vertrue, Inc. (a)	2,247

	Diversified Financial Services — 0.2%
24	Asta Funding, Inc.	1,015
34	Marlin Business Services Corp. (a)	744
72	Medallion Financial Corp.	819

		2,578

	Diversified Telecommunication Services — 1.5%
1,089	Cincinnati Bell, Inc. (a)	5,119
72	CT Communications, Inc.	1,730
32	Golden Telecom, Inc. (Russia)	1,767
522	Premiere Global Services, Inc. (a)	5,858
68	Time Warner Telecom, Inc., Class A (a)	1,412

		15,886

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 1.2%
131	El Paso Electric Co. (a)	3,449
20	IDACORP, Inc.	690
11	UIL Holdings Corp.	383
86	UniSource Energy Corp.	3,222
169	Westar Energy, Inc.	4,659

		12,403

	Electrical Equipment — 1.4%
28	A.O. Smith Corp.	1,059
48	Acuity Brands, Inc. (m)	2,629
53	Evergreen Solar, Inc. (a)	521
67	General Cable Corp. (a)	3,590
26	Power-One, Inc. (a)	147
129	Regal-Beloit Corp.	5,997

		13,943

	Electronic Equipment & Instruments — 2.5%
68	Aeroflex, Inc. (a) (m)	897
97	Agilysys, Inc.	2,168
92	Anixter International, Inc. (a)	6,067
92	Benchmark Electronics, Inc. (a)	1,901
12	CalAmp Corp. (a)	103
32	Checkpoint Systems, Inc. (a)	759
68	CTS Corp.	933
29	Echelon Corp. (a)	300
188	Global Imaging Systems, Inc. (a)	3,664
51	Insight Enterprises, Inc. (a)	917
42	Itron, Inc. (a)	2,706
32	KEMET Corp. (a)	245
15	MTS Systems Corp.	586
53	Plexus Corp. (a)	902
32	RadiSys Corp. (a)	521
12	Rofin-Sinar Technologies, Inc. (a)	728
9	SunPower Corp., Class A (a)	405
52	Technitrol, Inc.	1,370
102	TTM Technologies, Inc. (a)	974

		26,146

	Energy Equipment & Services — 2.3%
27	Basic Energy Services, Inc. (a)	638
230	Grey Wolf, Inc. (a)	1,543
30	GulfMark Offshore, Inc. (a)	1,301
53	Hanover Compressor Co. (a)	1,187
29	Hercules Offshore, Inc. (a)	748
25	Hydril Co. (a)	2,416
57	Input/Output, Inc. (a)	784
51	Lone Star Technologies, Inc. (a)	3,361
21	Lufkin Industries, Inc.	1,163
26	Newpark Resources (a)	181
50	Oil States International, Inc. (a)	1,598
146	Parker Drilling Co. (a)	1,368
65	RPC, Inc.	1,076
31	T-3 Energy Services, Inc. (a)	618
127	Trico Marine Services, Inc. (a)	4,713
42	Union Drilling, Inc. (a)	598

		23,293

	Food & Staples Retailing — 0.6%
15	Nash Finch Co.	527
85	Pantry, Inc. (The) (a)	3,857
80	Spartan Stores, Inc.	2,131

		6,515

	Food Products — 0.3%
27	Imperial Sugar Co.	909
49	J & J Snack Foods Corp.	1,939

		2,848

	Gas Utilities — 1.2%
47	New Jersey Resources Corp.	2,352
48	Nicor, Inc.	2,324
36	Northwest Natural Gas Co.	1,626
41	South Jersey Industries, Inc.	1,541
77	Southwest Gas Corp.	2,993
53	WGL Holdings, Inc.	1,692

		12,528

	Health Care Equipment & Supplies — 2.9%
25	Arrow International, Inc.	801
44	ArthroCare Corp. (a)	1,582
16	Biosite, Inc. (a)	1,310
107	CONMED Corp. (a)	3,131
32	Haemonetics Corp. (a)	1,477
50	Hologic, Inc. (a)	2,905
86	Immucor, Inc. (a)	2,519
35	Integra LifeSciences Holdings Corp. (a)	1,609
18	Inverness Medical Innovations, Inc. (a)	792
24	Kyphon, Inc. (a)	1,074
22	Mentor Corp.	1,003
52	NeuroMetrix, Inc. (a)	505
16	Palomar Medical Technologies, Inc. (a)	651
36	PolyMedica Corp.	1,515
131	STERIS Corp.	3,485

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	SurModics, Inc. (a)	630
96	Thoratec Corp. (a)	2,004
85	VIASYS Healthcare, Inc. (a)	2,889

		29,882

	Health Care Providers & Services — 3.5%
128	Alliance Imaging, Inc. (a)	1,121
78	AMERIGROUP Corp. (a)	2,383
51	AMN Healthcare Services, Inc. (a) (m)	1,160
59	Apria Healthcare Group, Inc. (a)	1,903
85	Centene Corp. (a)	1,793
155	Five Star Quality Care, Inc. (a)	1,595
30	Genesis HealthCare Corp. (a)	1,881
201	Gentiva Health Services, Inc. (a)	4,054
81	inVentiv Health, Inc. (a)	3,113
48	Kindred Healthcare, Inc. (a)	1,587
29	LCA-Vision, Inc.	1,182
45	Magellan Health Services, Inc. (a)	1,886
10	Molina Healthcare, Inc. (a)	312
151	PSS World Medical, Inc. (a)	3,190
90	Psychiatric Solutions, Inc. (a)	3,636
53	Res-Care, Inc. (a)	919
51	Sunrise Senior Living, Inc. (a)	2,019
43	Symbion, Inc. (a)	843
51	United Surgical Partners International, Inc. (a)	1,581

		36,158

	Health Care Technology — 0.6%
5	Allscripts Healthcare Solutions, Inc. (a)	145
35	Computer Programs & Systems, Inc.	944
44	Eclipsys Corp. (a)	854
70	Omnicell, Inc. (a)	1,454
158	Trizetto Group (a)	3,165

		6,562

	Hotels, Restaurants & Leisure — 1.6%
26	Bob Evans Farms, Inc.	957
58	CBRL Group, Inc.	2,690
184	Domino’s Pizza, Inc.	5,981
19	Dover Downs Gaming & Entertainment, Inc.	249
37	Jack in the Box, Inc. (a)	2,544
27	Monarch Casino & Resort, Inc. (a)	702
110	Ruby Tuesday, Inc.	3,140
39	Triarc Cos., Inc., Class B	669

		16,932

	Household Durables — 1.6%
113	Champion Enterprises, Inc. (a)	998
1	CSS Industries, Inc.	41
48	Directed Electronics, Inc. (a)	434
18	Ethan Allen Interiors, Inc.	636
50	Kimball International, Inc., Class B	968
39	Stanley Furniture Co., Inc.	809
157	Tempur-Pedic International, Inc.	4,068
346	Tupperware Brands Corp.	8,613

		16,567

	Insurance — 2.8%
28	American Physicians Capital, Inc. (a)	1,106
42	Argonaut Group, Inc. (a)	1,356
56	Commerce Group, Inc.	1,682
127	Delphi Financial Group, Inc.	5,105
39	Direct General Corp.	821
36	LandAmerica Financial Group, Inc.	2,639
68	Meadowbrook Insurance Group, Inc. (a)	748
26	National Financial Partners Corp.	1,238
3	Navigators Group, Inc. (a)	161
31	Odyssey Re Holdings Corp.	1,215
253	PMA Capital Corp., Class A (a)	2,377
71	Safety Insurance Group, Inc.	2,828
68	Selective Insurance Group	1,731
118	Zenith National Insurance Corp.	5,576

		28,583

	Internet & Catalog Retail — 0.7%
132	priceline.com, Inc. (a)	7,017

	Internet Software & Services — 1.6%
2	aQuantive, Inc. (a)	67
89	Ariba, Inc. (a)	834
32	Art Technology Group, Inc. (a)	74
391	CMGI, Inc. (a)	828
183	CNET Networks, Inc. (a)	1,595
33	Digital River, Inc. (a)	1,823
60	Interwoven, Inc. (a)	1,021
41	iPass, Inc. (a)	207
63	j2 Global Communications, Inc. (a)	1,757
94	Openwave Systems, Inc. (a)	763
46	RealNetworks, Inc. (a)	364
252	United Online, Inc.	3,536
77	ValueClick, Inc. (a)	2,004
21	WebEx Communications, Inc. (a)	1,177
24	webMethods, Inc. (a)	172
31	Websense, Inc. (a)	717

		16,939

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	IT Services — 1.9%
392	BearingPoint, Inc. (a)	3,004
45	CACI International, Inc., Class A (a)	2,127
139	CIBER, Inc. (a)	1,094
30	Covansys Corp. (a)	745
43	CSG Systems International, Inc. (a)	1,071
47	Gartner, Inc. (a)	1,121
8	Gevity HR, Inc.	156
45	infoUSA, Inc.	437
73	Keane, Inc. (a)	986
96	Lightbridge, Inc. (a)	1,687
33	Lionbridge Technologies, Inc. (a)	169
56	ManTech International Corp., Class A (a)	1,874
96	Perot Systems Corp., Class A (a)	1,717
88	SYKES Enterprises, Inc. (a)	1,607
30	TALX Corp.	997
34	Tyler Technologies, Inc. (a)	432

		19,224

	Leisure Equipment & Products — 0.7%
59	JAKKS Pacific, Inc. (a)	1,405
202	K2, Inc. (a)	2,441
65	RC2 Corp. (a)	2,621
32	Steinway Musical Instruments, Inc.	1,026

		7,493

	Life Sciences Tools & Services — 0.9%
8	Bio-Rad Laboratories, Inc., Class A (a)	587
27	Diversa Corp. (a)	208
293	Exelixis, Inc. (a)	2,913
75	Illumina, Inc. (a)	2,189
13	Kendle International, Inc. (a)	476
45	Medivation, Inc. (a)	847
141	Nektar Therapeutics (a)	1,845

		9,065

	Machinery — 2.9%
59	Accuride Corp. (a) (m)	854
55	Astec Industries, Inc. (a)	2,230
133	Barnes Group, Inc.	3,060
58	Briggs & Stratton Corp.	1,802
35	Cascade Corp.	2,105
30	CIRCOR International, Inc.	1,060
17	EnPro Industries, Inc. (a)	595
18	FreightCar America, Inc.	877
9	Middleby Corp. (a)	1,200
20	Miller Industries, Inc. (a)	436
22	NACCO Industries, Inc., Class A	3,078
56	Navistar International Corp. (a)	2,562
30	Valmont Industries, Inc.	1,723
44	Wabash National Corp.	680
168	Westinghouse Air Brake Technologies Corp.	5,784
37	Watts Water Technologies, Inc., Class A	1,400

		29,446

	Marine — 0.0% (g)
6	Horizon Lines Inc., Class A	197

	Media — 2.0%
42	Belo Corp., Class A	784
31	Catalina Marketing Corp.	992
661	Charter Communications, Inc., Class A (a)	1,844
34	Entercom Communications Corp.	967
183	Entravision Communications Corp., Class A (a)	1,706
38	Gray Television, Inc.	396
93	Harris Interactive, Inc. (a)	558
68	Lee Enterprises, Inc.	2,043
167	LodgeNet Entertainment Corp. (a)	5,130
65	Marvel Entertainment, Inc. (a)	1,804
2	Media General, Inc., Class A	69
57	ProQuest Co. (a)	510
49	Scholastic Corp. (a)	1,536
114	Sinclair Broadcast Group, Inc., Class A	1,766
35	Valassis Communications, Inc. (a)	598

		20,703

	Metals & Mining — 2.5%
22	AK Steel Holding Corp. (a) (m)	514
30	Century Aluminum Co. (a)	1,392
41	Chaparral Steel Co.	2,385
40	Cleveland-Cliffs, Inc.	2,567
34	Gibraltar Industries, Inc.	759
80	Metal Management, Inc.	3,673
53	NN, Inc.	659
92	Olympic Steel, Inc.	2,857
120	Quanex Corp.	5,077
146	Ryerson, Inc.	5,777
6	Schnitzer Steel Industries, Inc.	221

		25,881

	Multi-Utilities — 0.8%
54	Avista Corp.	1,301
29	Black Hills Corp.	1,048
46	NorthWestern Corp.	1,612
123	PNM Resources, Inc.	3,957

		7,918

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multiline Retail — 0.2%
40	Bon-Ton Stores, Inc. (The)	2,221

	Oil, Gas & Consumable Fuels — 2.2%
26	Alon USA Energy, Inc.	956
16	ATP Oil & Gas Corp. (a) (m)	587
20	Callon Petroleum Co. (a)	267
44	Energy Partners Ltd. (a)	790
21	Giant Industries, Inc. (a)	1,574
68	Harvest Natural Resources, Inc. (a)	662
151	Houston Exploration Co. (a)	8,136
17	Penn Virginia Corp.	1,218
62	PetroHawk Energy Corp. (a)	813
36	Swift Energy Co. (a)	1,500
68	USEC, Inc. (a)	1,108
108	VAALCO Energy, Inc. (a)	557
40	Venoco, Inc. (a)	705
78	Western Refining, Inc.	3,047
17	World Fuel Services Corp.	768

		22,688

	Personal Products — 1.0%
45	Elizabeth Arden, Inc. (a)	986
174	NBTY, Inc. (a)	9,245

		10,231

	Pharmaceuticals — 1.1%
53	Adams Respiratory Therapeutics, Inc. (a) (m)	1,772
129	Adolor Corp. (a) (m)	1,132
39	Alpharma, Inc., Class A	932
54	AtheroGenics, Inc. (a)	152
67	Auxilium Pharmaceuticals, Inc. (a)	979
21	Bentley Pharmaceuticals, Inc. (a)	175
41	Bradley Pharmaceuticals, Inc. (a)	781
60	Cardiome Pharma Corp. (Canada) (a)	605
89	Cypress Bioscience, Inc. (a)	673
50	DURECT, Corp. (a)	209
29	Par Pharmaceutical Cos., Inc. (a)	726
15	Salix Pharmaceuticals Ltd. (a)	190
42	Sciele Pharma, Inc. (a)	990
67	Valeant Pharmaceuticals International	1,153
53	ViroPharma, Inc. (a)	753

		11,222

	Real Estate Investment Trusts (REITs) — 6.4%
33	American Home Mortgage Investment Corp.	885
119	Anthracite Capital, Inc.	1,429
91	Ashford Hospitality Trust, Inc.	1,085
20	BioMed Realty Trust, Inc.	536
52	Cousins Properties, Inc.	1,699
90	Crescent Real Estate Equities Co.	1,799
12	Digital Realty Trust, Inc.	491
96	Equity Inns, Inc.	1,574
427	FelCor Lodging Trust, Inc.	11,087
86	First Potomac Realty Trust (m)	2,460
86	Friedman Billings Ramsey Group, Inc., Class A	474
53	Glimcher Realty Trust	1,435
7	GMH Communities Trust	70
42	Highland Hospitality Corp.	739
46	Impac Mortgage Holdings, Inc.	232
234	Innkeepers USA Trust	3,803
71	KKR Financial Holdings LLC	1,942
29	LaSalle Hotel Properties	1,321
126	Lexington Realty Trust	2,656
141	LTC Properties, Inc.	3,643
219	Nationwide Health Properties, Inc.	6,855
105	Pennsylvania Real Estate Investment Trust	4,655
85	Post Properties, Inc.	3,864
17	PS Business Parks, Inc., Class A	1,206
45	RAIT Financial Trust	1,266
71	Saul Centers, Inc.	4,034
176	Sunstone Hotel Investors, Inc.	4,784

		66,024

	Road & Rail — 0.8%
29	Arkansas Best Corp.	1,038
134	Genesee & Wyoming, Inc., Class A (a)	3,578
27	Old Dominion Freight Line (a)	788
4	P.A.M. Transportation Services, Inc. (a)	78
8	Quality Distribution, Inc. (a)	71
115	Saia, Inc. (a)	2,738

		8,291

	Semiconductors & Semiconductor Equipment — 3.9%
7	Actel Corp. (a) (m)	117
77	Advanced Energy Industries, Inc. (a)	1,612
115	AMIS Holdings, Inc. (a)	1,259
178	Amkor Technology, Inc. (a)	2,226
124	Applied Micro Circuits Corp. (a)	452
112	Asyst Technologies, Inc. (a)	787
76	Axcelis Technologies, Inc. (a)	578
80	Brooks Automation, Inc. (a)	1,375
42	Cabot Microelectronics Corp. (a)	1,414

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

124	Cirrus Logic, Inc. (a)	953
45	Cohu, Inc.	844
402	Conexant Systems, Inc. (a)	663
62	Credence Systems Corp. (a)	204
48	Cymer, Inc. (a)	1,994
39	Diodes, Inc. (a)	1,370
26	DSP Group, Inc. (a)	502
86	Entegris, Inc. (a)	916
36	Intevac, Inc. (a)	960
70	IXYS Corp. (a)	719
28	Kopin Corp. (a)	93
84	Kulicke & Soffa Industries, Inc. (a)	780
54	Lattice Semiconductor Corp. (a)	318
119	LTX Corp. (a)	730
96	Mattson Technology, Inc. (a)	869
97	Micrel, Inc. (a)	1,068
33	Microsemi Corp. (a)	685
90	MIPS Technologies, Inc. (a)	802
50	MKS Instruments, Inc. (a)	1,281
79	OmniVision Technologies, Inc. (a)	1,017
367	ON Semiconductor Corp. (a)	3,275
80	Photronics, Inc. (a)	1,239
206	RF Micro Devices, Inc. (a)	1,283
30	Rudolph Technologies, Inc. (a)	519
12	Semitool, Inc. (a)	151
53	Semtech Corp. (a)	709
101	Silicon Image, Inc. (a)	826
73	Silicon Storage Technology, Inc. (a)	359
143	Skyworks Solutions, Inc. (a)	821
21	Standard Microsystems Corp. (a)	626
14	Supertex, Inc. (a)	478
13	Tessera Technologies, Inc. (a)	505
39	Varian Semiconductor Equipment Associates, Inc. (a)	2,106
58	Zoran Corp. (a)	986

		40,471

	Software — 3.4%
160	Actuate Corp. (a) (m)	833
17	Ansoft Corp. (a)	532
26	ANSYS, Inc. (a)	1,320
208	Aspen Technology, Inc. (a)	2,699
36	Epicor Software Corp. (a)	502
30	EPIQ Systems, Inc. (a)	605
16	eSpeed, Inc., Class A (a)	152
96	Hyperion Solutions Corp. (a)	4,950
33	i2 Technologies, Inc. (a)	790
78	Informatica Corp. (a)	1,041
14	InterVoice, Inc. (a)	92
38	JDA Software Group, Inc. (a)	567
35	Kronos, Inc. (a)	1,867
18	Macrovision Corp. (a)	456
42	Magma Design Automation, Inc. (a)	500
18	Manhattan Associates, Inc. (a)	505
35	MapInfo Corp. (a)	704
64	Mentor Graphics Corp. (a)	1,049
29	MicroStrategy, Inc., Class A (a)	3,678
126	Parametric Technology Corp. (a)	2,410
8	Pegasystems, Inc.	77
103	Progress Software Corp. (a)	3,220
12	Quality Systems, Inc.	492
50	Quest Software, Inc. (a)	818
29	Secure Computing Corp. (a)	224
7	SPSS, Inc. (a)	238
118	Sybase, Inc. (a)	2,975
44	TIBCO Software, Inc. (a)	377
33	Transaction Systems Architects, Inc. (a)	1,059
60	Wind River Systems, Inc. (a)	598

		35,330

	Specialty Retail — 5.1%
108	Asbury Automotive Group, Inc.	3,062
104	Brown Shoe Co., Inc.	4,374
207	Charming Shoppes, Inc. (a)	2,679
38	Children’s Place Retail Stores, Inc. (The) (a)	2,136
112	Christopher & Banks Corp.	2,189
157	CSK Auto Corp. (a)	2,700
109	Dress Barn, Inc. (a)	2,262
8	Group 1 Automotive, Inc.	322
207	Guess?, Inc.	8,386
149	Gymboree Corp. (a)	5,954
159	Men’s Wearhouse, Inc. (The)	7,467
81	Payless ShoeSource, Inc. (a)	2,693
193	Rent-A-Center, Inc. (a)	5,397
82	Select Comfort Corp. (a)	1,461
21	Shoe Carnival, Inc. (a)	699
23	Sonic Automotive, Inc., Class A	653

		52,434

	Textiles, Apparel & Luxury Goods — 2.3%
29	Columbia Sportswear Co.	1,776
30	Deckers Outdoor Corp. (a)	2,117

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

97	Kellwood Co.	2,845
138	Maidenform Brands, Inc. (a)	3,193
48	Movado Group, Inc.	1,425
11	Oxford Industries, Inc.	519
52	Perry Ellis International, Inc. (a)	1,657
80	Phillips-Van Heusen Corp.	4,704
79	Skechers U.S.A., Inc., Class A (a)	2,662
53	Steven Madden Ltd.	1,556
42	UniFirst Corp.	1,612

		24,066

	Thrifts & Mortgage Finance — 1.6%
11	Accredited Home Lenders Holding Co. (a) (m)	100
46	BankUnited Financial Corp., Class A	967
36	CityBank	1,163
199	Corus Bankshares, Inc.	3,398
23	Downey Financial Corp.	1,504
22	Federal Agricultural Mortgage Corp., Class C	596
89	First Niagara Financial Group, Inc.	1,243
14	First Place Financial Corp.	303
22	FirstFed Financial Corp. (a)	1,250
28	Flagstar Bancorp, Inc.	331
54	Franklin Bank Corp. (a)	963
16	ITLA Capital Corp.	827
39	TierOne Corp.	1,044
63	United Community Financial Corp.	698
34	WSFS Financial Corp.	2,160

		16,547

	Tobacco — 0.7%
569	Alliance One International, Inc. (a)	5,251
27	Universal Corp.	1,626

		6,877

	Trading Companies & Distributors — 1.2%
404	Applied Industrial Technologies, Inc.	9,909
75	BlueLinx Holdings, Inc.	782
50	Kaman Corp.	1,163

		11,854

	Wireless Telecommunication Services — 0.5%
91	Centennial Communications Corp. (a)	747
396	Dobson Communications Corp., Class A (a)	3,405
29	InPhonic, Inc. (a)	314
26	Syniverse Holdings, Inc. (a)	270

		4,736

	Total Common Stocks (Cost $787,869)	997,277

	Short-Tem Investment — 1.4%
	Investment Company — 1.2%
12,509	JPMorgan Prime Money Market Fund (b) (m)	12,509

Principal Amount ($)

	U.S. Treasury Notes — 0.2%
1,935	U.S. Treasury Notes (k) (m) (n) 4.25%, 11/30/07	1,926

	Total Short-Tem Investments (Cost $14,435)	14,435

	Investment of Cash Collateral for Securities on Loan — 24.2%
	Certificates of Deposit — 3.5%
10,000	Barclays, New York, 5.33%, 04/02/07	10,000
6,300	Deutsche Bank, New York, 5.53%, 01/22/08	6,300
7,999	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	7,999
12,000	Toronto Dominion Bank, New York, FRN, 5.32%, 05/29/07	12,000

		36,299

	Corporate Notes — 18.8%
5,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	5,000
18,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	18,000
5,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	5,000
300	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	300
11,991	Beta Finance, Inc., FRN, 5.39%, 02/20/09	11,991
13,500	Caixa Catalunya, FRN, 5.40%, 04/28/08	13,500
12,250	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	12,250
5,500	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	5,500
11,099	Comerica, Inc., FRN, 5.31%, 11/13/07	11,099
13,000	Goldman Sachs Group, Inc., FRN, 5.55%, 03/28/08	13,000
5,000	Goldman Sachs Group, Inc., FRN, 5.60%, 12/28/07	5,000
5,998	K2 (USA) LLC, FRN, 5.39%, 02/15/08	5,998

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,500	Landsbanki Islands HF, FRN, 5.41%, 04/16/07	7,500
12,497	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	12,497
9,699	Links Finance LLC, FRN, 5.37%, 10/15/07	9,699
14,000	Macquarie Bank Ltd., FRN, 5.33%, 04/30/08	14,000
11,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	11,999
12,004	Nationwide Building Society, FRN, 5.31%, 04/30/08	12,004
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000
8,899	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	8,899
4,999	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	4,999

		193,235

	Repurchase Agreement — 1.9%
19,305	Banc of America Securities LLC, 5.45.%, dated 03/31/07, due 04/02/07, repurchase price $19,314, collateralized by U.S. Government Agency Mortgages	19,305

	Total Investment of Cash Collateral for Securities on Loan
	(Cost $248,839)	248,839

	Total Investments — 122.7%
	(Cost $1,051,143)	1,260,551
	Liabilities in Excess of Other Assets — (22.7)%	(233,575)

	NET ASSETS — 100.0%	$1,026,976

Percentages indicated are based on net assets.

Futures Contracts
 (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 3/31/07 (USD)	UNREALIZED APPRECIATION (USD)
	Long Futures Outstanding
59	Russell 2000 Index	June, 2007	$28,836	$545

ABBREVIATIONS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,898
Aggregate gross unrealized depreciation	(39,490)

Net unrealized appreciation/depreciation	$209,408

Federal income tax cost of investments	$1,051,143

JPMorgan Small Cap Equity Fund

 Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Tem Investments — 95.5%
	Common Stocks — 95.5%
	Aerospace & Defense — 1.1%
159	Alliant Techsystems, Inc. (a)	13,941

	Airlines — 0.2%
88	Allegiant Travel Co. (a)	2,763

	Automobiles — 0.6%
241	Winnebago Industries, Inc.	8,105

	Biotechnology — 0.7%
266	Myriad Genetics, Inc. (a)	9,170

	Building Products — 1.6%
434	NCI Building Systems, Inc. (a)	20,710

	Capital Markets — 0.9%
480	HFF, Inc., Class A (a)	7,194
112	KBW, Inc. (a)	3,886

		11,080

	Chemicals — 3.3%
343	Airgas, Inc.	14,436
305	Albemarle Corp.	12,600
316	Scotts Miracle-Gro Co. (The), Class A	13,905

		40,941

	Commercial Banks — 6.2%
295	Alabama National BanCorp.	20,882
205	East-West Bancorp, Inc.	7,530
221	First Community Bancorp, Inc.	12,518
240	Hancock Holding Co.	10,555
346	S.Y. Bancorp, Inc.	8,601
452	United Bancshares, Inc.	15,816
58	Western Alliance Bancorp (a)	1,791

		77,693

	Commercial Services & Supplies — 4.7%
1,687	Comfort Systems USA, Inc.	20,206
818	Hudson Highland Group, Inc. (a)	12,757
885	Waste Connections, Inc. (a)	26,498

		59,461

	Containers & Packaging — 3.3%
193	AptarGroup, Inc.	12,931
553	Silgan Holdings, Inc.	28,264

		41,195

	Diversified Consumer Services — 0.3%
117	Capella Education Co. (a)	3,924

	Diversified Telecommunication Services — 0.7%
470	NTELOS Holdings Corp. (a)	9,024

	Electric Utilities — 0.5%
145	ITC Holdings Corp.	6,277

	Electrical Equipment — 2.0%
462	General Cable Corp. (a)	24,679

	Electronic Equipment & Instruments — 2.8%
441	Anixter International, Inc. (a)	29,099
246	ScanSource, Inc. (a)	6,608

		35,707

	Energy Equipment & Services — 2.9%
128	FMC Technologies, Inc. (a)	8,929
410	Universal Compression Holdings, Inc. (a)	27,763

		36,692

	Food & Staples Retailing — 0.6%
174	Pantry, Inc. (The) (a)	7,859

	Food Products — 1.7%
719	Reddy Ice Holdings, Inc.	21,702

	Gas Utilities — 1.7%
258	Atmos Energy Corp.	8,076
283	Northwest Natural Gas Co.	12,911

		20,987

	Health Care Equipment & Supplies — 1.7%
244	ArthroCare Corp. (a)	8,808
147	IDEXX Laboratories, Inc. (a)	12,908

		21,716

	Health Care Providers & Services — 6.1%
422	AMN Healthcare Services, Inc. (a)	9,539
421	Kindred Healthcare, Inc. (a)	13,797
496	LifePoint Hospitals, Inc. (a)	18,942
783	PSS World Medical, Inc. (a)	16,548
453	Sunrise Senior Living, Inc. (a)	17,895

		76,721

	Hotels, Restaurants & Leisure — 3.9%
632	Applebee’s International, Inc.	15,661
334	Orient-Express Hotels Ltd., Class H (Bermuda)	19,950
164	Papa John’s International, Inc. (a)	4,816
412	Ruth’s Chris Steak House (a)	8,382

		48,809

	Household Durables — 2.5%
814	Jarden Corp. (a)	31,176

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 4.8%
341	American Physicians Capital, Inc. (a)	13,669
70	eHealth, Inc. (a)	1,639
546	ProAssurance Corp. (a)	27,916
310	RLI Corp.	17,017

		60,241

	Internet Software & Services — 1.2%
863	Liquidity Services, Inc. (a)	14,615

	IT Services — 0.6%
171	CACI International, Inc., Class A (a)	7,994

	Leisure Equipment & Products — 1.2%
424	Pool Corp.	15,183

	Machinery — 4.0%
418	Kaydon Corp.	17,807
89	Manitowoc Co., Inc. (The)	5,635
240	Oshkosh Truck Corp.	12,715
424	RBC Bearings, Inc. (a)	14,179

		50,336

	Marine — 1.4%
208	American Commercial Lines, Inc. (a)	6,529
321	Horizon Lines Inc., Class A	10,522

		17,051

	Media — 6.0%
615	Entercom Communications Corp.	17,339
503	GateHouse Media, Inc.	10,219
458	Interactive Data Corp.	11,338
441	Lee Enterprises, Inc.	13,246
126	Morningstar, Inc. (a)	6,528
231	R.H. Donnelley Corp.	16,340

		75,010

	Metals & Mining — 2.6%
519	Commercial Metals Co.	16,255
491	Compass Minerals International, Inc.	16,396

		32,651

	Oil, Gas & Consumable Fuels — 0.9%
111	Southwestern Energy Co. (a)	4,561
169	St. Mary Land & Exploration Co.	6,203

		10,764

	Real Estate Investment Trusts (REITs) — 6.0%
88	Alexandria Real Estate Equities, Inc.	8,863
218	EastGroup Properties, Inc.	11,130
315	First Potomac Realty Trust (m)	9,002
553	Franklin Street Properties Corp.	10,599
799	Lexington Realty Trust	16,872
334	Mid-America Apartment Communities, Inc.	18,802

		75,268

	Real Estate Management & Development — 0.5%
61	Jones Lang LaSalle, Inc.	6,403

	Road & Rail — 0.8%
225	Landstar System, Inc.	10,332

	Semiconductors & Semiconductor Equipment — 2.6%
113	Cymer, Inc. (a)	4,695
370	Microsemi Corp. (a)	7,698
251	Standard Microsystems Corp. (a)	7,672
232	Varian Semiconductor Equipment Associates, Inc. (a)	12,389

		32,454

	Software — 3.5%
1,068	Aspen Technology, Inc. (a)	13,880
354	Blackboard, Inc. (a)	11,898
257	MICROS Systems, Inc. (a)	13,849
275	Sourcefire, Inc. (a)	4,845

		44,472

	Specialty Retail — 2.3%
181	Genesco, Inc. (a)	7,506
289	Men’s Wearhouse, Inc. (The)	13,574
524	New York & Co., Inc. (a)	8,279

		29,359

	Textiles, Apparel & Luxury Goods — 0.6%
116	Columbia Sportswear Co.	7,209

	Trading Companies & Distributors — 6.2%
698	TransDigm Group, Inc. (a)	25,400
444	UAP Holding Corp.	11,482
325	Watsco, Inc.	16,598
1,256	Williams Scotsman International, Inc. (a)	24,701

		78,181

	Wireless Telecommunication Services — 0.3%
471	Centennial Communications Corp. (a)	3,877

	Total Common Stocks (Cost $980,607)	1,201,732

	Short-Term Investment — 4.2%
	Investment Company — 4.2%
52,292	JPMorgan Prime Money Market Fund (b) (Cost $52,292)	52,292

JPMorgan Small Cap Equity Fund

 Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities on Loan — 21.9%
	Certificates of Deposit — 2.3%
8,000	Barclays, New York, 5.33%, 04/02/07	8,000
12,500	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	12,500
9,000	Toronto Dominion Bank, New York, FRN, 5.32%, 05/29/07	9,000

		29,500

	Corporate Notes — 12.0%
5,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	5,000
8,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	8,000
2,000	American Express Credit Corp., FRN, 5.32%, 06/12/07	2,000
9,000	Anglo Irish Bank Corp. plc, FRN, 5.36%, 04/30/08	9,000
7,000	Banque Federative Du Credit Mutuel, FRN, 5.32%, 04/30/08	7,000
5,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	5,500
6,995	Beta Finance, Inc., FRN, 5.39%, 02/20/09	6,995
12,500	Caixa Catalunya, FRN, 5.40%, 04/28/08	12,500
7,999	Comerica, Inc. FRN, 5.31%, 11/13/07	7,999
10,000	First Tennessee Bank, FRN, 5.33%, 04/30/08	10,000
4,999	K2 (USA) LLC, FRN, 5.39%, 02/15/08	4,999
5,000	Landsbanki Islands HF, FRN, 5.41%, 04/16/07	5,000
8,498	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	8,498
4,699	Links Finance LLC, FRN, 5.37%, 10/15/07	4,699
2,500	Macquarie Bank Ltd, FRN, 5.33%, 04/30/08	2,500
7,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	7,000
5,500	Morgan Stanley, FRN, 5.62%, 04/30/08	5,500
7,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	7,999
8,000	National Rural Utilities Corp., Finance Corp., FRN, 5.30%, 04/30/08	8,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000
4,500	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	4,500
1,999	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	1,999
12,000	Wachovia Bank N.A., FRN, 5.36%, 02/23/09	12,000

		151,688

	Repurchase Agreements — 6.8%
30,002	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $30,016, collateralized by U.S. Government Agency Mortgages	30,002
55,000	Lehman Brothers Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $55,025, collateralized by U.S. Government Agency Mortgages	55,000

		85,002

	Time Deposit — 0.8%
10,000	HSBC, Toronto, 5.35%, 08/23/07	10,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $276,190)	276,190

	Total Investments — 121.6% (Cost $1,309,089)	1,530,214
	Liabilities in Excess of Other Assets — (21.6)%	(271,947)

	NET ASSETS — 100.0%	$1,258,267

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,242
Aggregate gross unrealized depreciation	(13,117)

Net unrealized appreciation/depreciation	$221,125

Federal income tax cost of investments	$1,309,089

JPMorgan SmartRetirement 2010 Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 102.8% (b)
1,184,187	JPMorgan Bond Fund	10,989,252
1,034,072	JPMorgan Core Bond Fund	10,981,848
263,067	JPMorgan Emerging Markets Debt Fund	2,333,404
21,751	JPMorgan Emerging Markets Equity Fund	418,710
270,420	JPMorgan High Yield Bond Fund	2,331,500
91,895	JPMorgan International Equity Fund	3,531,531
212,750	JPMorgan International Opportunities Fund	3,540,167
4,340	JPMorgan International Realty Fund	74,000
201,863	JPMorgan Intrepid America Fund	5,749,049
2,060,810	JPMorgan Prime Money Market Fund (m)	2,060,810
30,731	JPMorgan Small Cap Equity Fund	1,047,937
70,458	JPMorgan Small Cap Growth Fund (a)	811,682
33,367	JPMorgan Small Cap Value Fund	812,150
551,393	JPMorgan U.S. Equity Fund	6,329,988
103,291	JPMorgan U.S. Real Estate Fund	2,365,373
	Total Investments — 102.8% (Cost $52,334,730)	53,377,401
	Liabilities in Excess of Other Assets — (2.8)%	(1,433,766)

	NET ASSETS — 100.0%	$51,943,635

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$1,057,796
Aggregate gross unrealized depreciation		(15,125)

Net unrealized appreciation/depreciation		$1,042,671

Federal income tax cost of investments		$52,334,730

JPMorgan SmartRetirement 2015 Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 100.9% (b)
1,587,000	JPMorgan Bond Fund	14,727,359
1,385,940	JPMorgan Core Bond Fund	14,718,687
419,683	JPMorgan Emerging Markets Debt Fund	3,722,587
84,723	JPMorgan Emerging Markets Equity Fund	1,630,926
433,128	JPMorgan High Yield Bond Fund	3,720,568
181,990	JPMorgan International Equity Fund	6,993,886
435,837	JPMorgan International Opportunities Fund	7,252,336
381,515	JPMorgan Intrepid America Fund	10,865,553
103,702	JPMorgan Intrepid Growth Fund	2,400,697
138,521	JPMorgan Large Cap Value Fund	2,393,641
2,565,515	JPMorgan Prime Money Market Fund (m)	2,565,515
63,890	JPMorgan Small Cap Equity Fund	2,178,664
137,790	JPMorgan Small Cap Growth Fund (a)	1,587,345
65,278	JPMorgan Small Cap Value Fund	1,588,878
710,213	JPMorgan U.S. Equity Fund	8,153,244
131,107	JPMorgan U.S. Large Cap Core Plus Fund	2,538,238
240,898	JPMorgan U.S. Real Estate Fund	5,516,575

	Total Investments — 100.9%
	(Cost $90,230,341)	92,554,699
	Liabilities in Excess of Other Assets — (0.9)%	(781,530)

	NET ASSETS — 100.0%	$91,773,169

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$2,450,775
Aggregate gross unrealized depreciation		(126,417)

Net unrealized appreciation/depreciation		$2,324,358

Federal income tax cost of investments		$90,230,341

JPMorgan SmartRetirement 2020 Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 101.3% (b)
1,801,298	JPMorgan Bond Fund	16,716,047
1,573,266	JPMorgan Core Bond Fund	16,708,087
578,234	JPMorgan Emerging Markets Debt Fund	5,128,936
206,921	JPMorgan Emerging Markets Equity Fund	3,983,233
596,851	JPMorgan High Yield Bond Fund	5,126,948
318,233	JPMorgan International Equity Fund	12,229,712
737,577	JPMorgan International Opportunities Fund	12,273,273
598,625	JPMorgan Intrepid America Fund	17,048,839
344,018	JPMorgan Intrepid Growth Fund	7,964,016
459,675	JPMorgan Large Cap Value Fund	7,943,191
3,169,025	JPMorgan Prime Money Market Fund (m)	3,169,025
121,159	JPMorgan Small Cap Equity Fund	4,131,532
216,279	JPMorgan Small Cap Growth Fund (a)	2,491,529
102,444	JPMorgan Small Cap Value Fund	2,493,487
767,665	JPMorgan U.S. Equity Fund	8,812,800
396,901	JPMorgan U.S. Large Cap Core Plus Fund	7,684,000
459,869	JPMorgan U.S. Real Estate Fund	10,530,990
	Total Investments — 101.3% (Cost $138,665,327)	144,435,645
	Liabilities in Excess of Other Assets — (1.3)%	(1,891,374)

	NET ASSETS — 100.0%	$142,544,271

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,771,983
Aggregate gross unrealized depreciation	(1,665)

Net unrealized appreciation/depreciation	$5,770,318

Federal income tax cost of investments	$138,665,327

JPMorgan SmartRetirement 2030 Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 101.1% (b)
572,401	JPMorgan Bond Fund	5,311,879
499,885	JPMorgan Core Bond Fund	5,308,777
327,944	JPMorgan Emerging Markets Debt Fund	2,908,865
168,433	JPMorgan Emerging Markets Equity Fund	3,242,331
338,932	JPMorgan High Yield Bond Fund	2,911,423
341,839	JPMorgan International Equity Fund	13,136,857
791,882	JPMorgan International Opportunities Fund	13,176,916
509,866	JPMorgan Intrepid America Fund	14,520,981
386,380	JPMorgan Intrepid Growth Fund	8,944,694
516,459	JPMorgan Large Cap Value Fund	8,924,407
2,364,403	JPMorgan Prime Money Market Fund (m)	2,364,403
250,465	JPMorgan Realty Income Fund	4,330,543
91,981	JPMorgan Small Cap Equity Fund	3,136,541
194,361	JPMorgan Small Cap Growth Fund (a)	2,239,036
92,109	JPMorgan Small Cap Value Fund	2,241,925
97,323	JPMorgan U.S. Equity Fund	1,117,272
750,845	JPMorgan U.S. Large Cap Core Plus Fund	14,536,365
221,732	JPMorgan U.S. Real Estate Fund	5,077,669

	Total Investments — 101.1% (Cost $106,283,164)	113,430,884
	Liabilities in Excess of Other Assets — (1.1)%	(1,280,979)

	NET ASSETS — 100.0%	$112,149,905

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$7,161,220
Aggregate gross unrealized depreciation		(13,500)

Net unrealized appreciation/depreciation		$7,147,720

Federal income tax cost of investments		$106,283,164

JPMorgan SmartRetirement 2040 Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 101.7% (b)
413,384	JPMorgan Bond Fund	3,836,204
361,097	JPMorgan Core Bond Fund	3,834,853
202,020	JPMorgan Emerging Markets Debt Fund	1,791,918
132,841	JPMorgan Emerging Markets Equity Fund	2,557,199
208,601	JPMorgan High Yield Bond Fund	1,791,882
266,123	JPMorgan International Equity Fund	10,227,109
616,493	JPMorgan International Opportunities Fund	10,258,448
403,589	JPMorgan Intrepid America Fund	11,494,201
322,160	JPMorgan Intrepid Growth Fund	7,458,013
430,651	JPMorgan Large Cap Value Fund	7,441,645
2,227,776	JPMorgan Prime Money Market Fund (m)	2,227,776
199,939	JPMorgan Realty Income Fund	3,456,940
62,611	JPMorgan Small Cap Equity Fund	2,135,038
166,638	JPMorgan Small Cap Growth Fund (a)	1,919,675
78,961	JPMorgan Small Cap Value Fund	1,921,900
151,170	JPMorgan U.S. Real Estate Fund	3,461,786
572,329	JPMorgan U.S. Large Cap Core Plus Fund	11,080,294

	Total Investments — 101.7% (Cost $80,479,979)	86,894,881
	Liabilities in Excess of Other Assets — (1.7)%	(1,411,850)

	NET ASSETS — 100.0%	$85,483,031

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$6,422,979
Aggregate gross unrealized depreciation		(8,077)

Net unrealized appreciation/depreciation		$6,414,902

Federal income tax cost of investments		$80,479,979

JPMorgan SmartRetirement Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares		Value ($)

	Investment Companies — 98.9% (b)
343,734	JPMorgan Bond Fund	3,189,853
300,155	JPMorgan Core Bond Fund	3,187,637
68,256	JPMorgan Emerging Markets Debt Fund	605,432
70,426	JPMorgan High Yield Bond Fund	604,961
16,603	JPMorgan International Equity Fund	638,070
38,400	JPMorgan International Opportunities Fund	638,984
7,038	JPMorgan International Realty Fund	120,000
30,624	JPMorgan Intrepid America Fund	872,163
991,905	JPMorgan Prime Money Market Fund (m)	991,905
7,889	JPMorgan Small Cap Equity Fund	269,000
8,760	JPMorgan Small Cap Growth Fund (a)	100,915
4,145	JPMorgan Small Cap Value Fund	100,888
128,738	JPMorgan U.S. Equity Fund	1,477,908
12,495	JPMorgan U.S. Real Estate Fund	286,126

	Total Investments — 98.9% (Cost $12,987,461)	13,083,842
	Other Assets in Excess of Liabilities — 1.1%	139,381

	Net Assets — 100.0%	$13,223,223

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$98,304
Aggregate gross unrealized depreciation		(1,923)

Net unrealized appreciation/depreciation		$96,381

Federal income tax cost of investments		$12,987,461

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 2.1%
3	HEICO Corp.	105
1	HEICO Corp., Class A	15

		120

	Biotechnology — 0.8%
6	DUSA Pharmaceuticals, Inc. (a)	23
1	Theravance, Inc. (a)	24

		47

	Capital Markets — 1.8%
1	Affiliated Managers Group, Inc. (a)	54
1	Investment Technology Group, Inc. (a)	47

		101

	Commercial Banks — 3.5%
-(h)	Alabama National Bancorp	28
1	EastWest Bancorp, Inc.	24
5	West Coast Bancorp	144

		196

	Commercial Services & Supplies — 3.6%
1	Corrections Corp. of America (a)	76
7	Spherion Corp. (a)	61
3	Steelcase, Inc.	67

		204

	Communications Equipment — 4.9%
4	CommScope, Inc. (a)	154
1	Comtech Telecommunications Corp. (a)	55
4	Tekelec (a)	63

		272

	Computers & Peripherals — 0.9%
2	Komag, Inc. (a)	50

	Containers & Packaging — 1.8%
9	Intertape Polymer Group, Inc. (Canada) (a)	37
1	Silgan Holdings, Inc.	65

		102

	Distributors — 0.9%
2	LKQ Corp. (a)	50

	Diversified Consumer Services — 1.7%
7	INVESTools, Inc. (a)	96

	Diversified Financial Services — 2.8%
7	Marlin Business Services Corp. (a)	154

	Diversified Telecommunication Services — 2.1%
2	Cbeyond, Inc. (a)	54
3	CT Communications, Inc.	65

		119

	Electrical Equipment — 5.2%
2	Acuity Brands, Inc.	86
2	General Cable Corp. (a)	123
3	Powell Industries, Inc. (a)	81

		290

	Electronic Equipment & Instruments — 1.0%
1	Anixter International, Inc. (a)	57

	Energy Equipment & Services — 4.3%
3	Gulf Island Fabrication, Inc.	72
2	Hornbeck Offshore Services, Inc. (a)	47
3	Oceaneering International, Inc. (a)	120

		239

	Food Products — 1.1%
2	Reddy Ice Holdings, Inc.	59

	Gas Utilities — 2.2%
2	Energen Corp.	121

	Health Care Equipment & Supplies — 1.1%
1	DJO, Inc. (a)	36
-(h)	Hologic, Inc. (a)	28

		64

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 2.0%
1	American Dental Partners, Inc. (a)	29
1	Kindred Healthcare, Inc. (a)	38
1	Sunrise Senior Living, Inc. (a)	31
1	Symbion, Inc. (a)	15

		113

	Hotels, Restaurants & Leisure — 0.4%
1	Shuffle Master, Inc. (a)	24

	Household Durables — 6.3%
17	Champion Enterprises, Inc. (a)	154
8	Interface, Inc., Class A	122
3	Tupperware Brands Corp.	77

		353

	Insurance — 3.8%
3	Castlepoint Holdings Ltd. (Bermuda)	43
2	ProAssurance Corp. (a)	80
3	Security Capital Assurance Ltd. (Bermuda)	92

		215

	Machinery — 3.1%
3	Greenbrier Cos., Inc.	71
1	Kaydon Corp.	51
1	Toro Co.	51

		173

	Marine — 2.2%
4	American Commercial Lines, Inc. (a)	125

	Media — 1.2%
2	Carmike Cinemas, Inc.	54
-(h)	Media General, Inc., Class A	12

		66

	Metals & Mining — 4.6%
3	Century Aluminum Co. (a)	124
4	Commercial Metals Co.	135

		259

	Multi-Utilities — 2.1%
7	CMS Energy Corp.	116

	Multiline Retail — 1.1%
4	Fred’s, Inc.	59

	Paper & Forest Products — 1.2%
24	Abitibi-Consolidated, Inc. (Canada)	68

	Pharmaceuticals — 0.9%
2	Nastech Pharmaceutical Co., Inc. (a)	22
2	Somaxon Pharmaceuticals, Inc. (a)	27

		49

	Real Estate Investment Trusts (REITs) — 10.3%
2	Agree Realty Corp.	65
6	Associated Estates Realty Corp.	86
2	Brandywine Realty Trust	75
2	KKR Financial Holdings LLC	54
7	MFA Mortgage Investments, Inc.	53
1	Mid-America Apartment Communities, Inc.	51
8	Resource Capital Corp.	122
2	Universal Health Realty Income Trust	72

		578

	Semiconductors & Semiconductor Equipment — 2.6%
24	Applied Micro Circuits Corp. (a)	89
3	Microsemi Corp. (a)	56

		145

	Software — 2.9%
1	ANSYS, Inc. (a)	61
2	Epicor Software Corp. (a)	33
9	Lawson Software, Inc. (a)	71

		165

	Specialty Retail — 4.0%
4	GameStop Corp., Class A (a)	144
3	Lithia Motors, Inc., Class A	80

		224

	Textiles, Apparel & Luxury Goods — 1.0%
5	Quiksilver, Inc. (a)	57

	Thrifts & Mortgage Finance — 4.1%
4	Berkshire Hills Bancorp, Inc.	132
1	WSFS Financial Corp.	96

		228

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Tobacco — 2.9%
9	Vector Group Ltd.	162

	Total Common Stocks (Cost $4,878)	5,520

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
43	JPMorgan Prime Money Market Fund (b) (m) (Cost $43)	42

	Total Investments — 99.2% (Cost $4,921)	5,562
	Other Assets in Excess of Liabilities — 0.8%	44

	NET ASSETS — 100.0%	$5,606

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$788
Aggregate gross unrealized depreciation	(147)

Net unrealized appreciation/depreciation	$641

Federal income tax cost of investments	$4,921

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.7%
	Common Stocks — 97.7%
	Aerospace & Defense — 3.2%
176	Boeing Co.	15,656
150	Goodrich Corp.	7,722
172	Honeywell International, Inc.	7,902
241	United Technologies Corp.	15,636

		46,916

	Air Freight & Logistics — 0.0% (g)
1	FedEx Corp.	60

	Auto Components — 2.0%
303	Johnson Controls, Inc.	28,693

	Beverages — 0.9%
85	Coca-Cola Co. (The)	4,074
140	PepsiCo, Inc.	8,887

		12,961

	Biotechnology — 1.2%
180	Amgen, Inc. (a)	10,068
3	Gilead Sciences, Inc. (a)	245
107	MedImmune, Inc. (a)	3,879
99	Vertex Pharmaceuticals, Inc. (a)	2,789

		16,981

	Capital Markets — 4.1%
3	Bank of New York Co., Inc. (The)	130
39	Franklin Resources, Inc.	4,745
20	Goldman Sachs Group, Inc. (The)	4,050
272	Morgan Stanley	21,454
352	State Street Corp.	22,794
435	TD AMERITRADE Holding Corp. (a)	6,466

		59,639

	Chemicals — 2.3%
10	E.I. du Pont de Nemours & Co.	498
62	Monsanto Co.	3,422
356	Praxair, Inc.	22,441
152	Rohm & Haas Co.	7,844

		34,205

	Commercial Banks — 4.4%
1	City National Corp.	48
61	Marshall & Ilsley Corp.	2,822
117	SunTrust Banks, Inc.	9,686
133	TCF Financial Corp.	3,493
447	U.S. Bancorp	15,623
253	Wachovia Corp.	13,912
538	Wells Fargo & Co.	18,517
1	Zions Bancorp	54

		64,155

	Commercial Services & Supplies — 0.5%
200	Waste Management, Inc.	6,887

	Communications Equipment — 5.8%
1,487	Cisco Systems, Inc. (a)	37,961
1,108	Corning, Inc. (a)	25,201
215	Juniper Networks, Inc. (a)	4,238
314	Motorola, Inc.	5,556
277	QUALCOMM, Inc.	11,835

		84,791

	Computers & Peripherals — 3.8%
112	Apple, Inc. (a)	10,364
275	Dell, Inc. (a)	6,385
604	EMC Corp. (a)	8,369

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

560	Hewlett-Packard Co.	22,490
80	International Business Machines Corp.	7,586

		55,194

	Consumer Finance — 0.5%
133	American Express Co.	7,527

	Diversified Financial Services — 5.4%
651	Bank of America Corp.	33,203
29	CIT Group, Inc.	1,535
858	Citigroup, Inc.	44,072
-(h)	IntercontinentalExchange, Inc. (a)	23

		78,833

	Diversified Telecommunication Services — 4.1%
939	AT&T, Inc. (m)	37,013
4	Embarq Corp.	216
613	Verizon Communications, Inc.	23,253

		60,482

	Electric Utilities — 2.4%
280	Duke Energy Corp.	5,689
292	Edison International	14,343
277	Northeast Utilities	9,061
359	Sierra Pacific Resources (a)	6,618

		35,711

	Energy Equipment & Services — 2.0%
123	Baker Hughes, Inc.	8,118
1	BJ Services Co.	26
91	Halliburton Co.	2,895
274	Schlumberger Ltd.	18,909

		29,948

	Food & Staples Retailing — 2.8%
213	CVS/Caremark Corp.	7,275
516	SUPERVALU, Inc.	20,160
391	SYSCO Corp.	13,243

		40,678

	Food Products — 0.7%
4	Dean Foods Co.	205
71	General Mills, Inc.	4,110
130	Wm. Wrigley, Jr. Co.	6,632

		10,947

	Health Care Equipment & Supplies — 0.4%
3	Baxter International, Inc.	179
101	Medtronic, Inc.	4,978

		5,157

	Health Care Providers & Services — 2.4%
126	Aetna, Inc.	5,502
1	Cigna Corp.	200
1	McKesson Corp.	33
84	Medco Health Solutions, Inc. (a)	6,056
289	WellPoint, Inc. (a)	23,413

		35,204

	Hotels, Restaurants & Leisure — 1.2%
6	Hilton Hotels Corp.	211
138	International Game Technology	5,585
1	Royal Caribbean Cruises Ltd.	31
173	Starwood Hotels & Resorts Worldwide, Inc.	11,216
7	Yum! Brands, Inc.	431

		17,474

	Household Products — 2.6%
610	Procter & Gamble Co.	38,558

	Industrial Conglomerates — 3.6%
53	3M Co.	4,081
1,203	General Electric Co.	42,537
204	Tyco International Ltd. (Bermuda)	6,450

		53,068

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 3.2%
10	Aflac, Inc.	480
94	AMBAC Financial Group, Inc.	8,108
1	Assurant, Inc.	36
1	Berkshire Hathaway, Inc., Class B (a)	3,931
120	Hartford Financial Services Group, Inc.	11,464
117	MetLife, Inc.	7,382
97	Protective Life Corp.	4,277
-(h)	Prudential Financial, Inc.	44
212	RenaissanceRe Holdings Ltd. (Bermuda)	10,626

		46,348

	Internet Software & Services — 2.8%
123	eBay, Inc. (a)	4,093
42	Google, Inc., Class A (a)	19,427
547	Yahoo!, Inc. (a)	17,108

		40,628

	IT Services — 0.4%
89	Affiliated Computer Services, Inc., Class A (a)	5,234
1	Infosys Technologies Ltd. ADR (India)	38

		5,272

	Machinery — 1.7%
105	Caterpillar, Inc.	7,032
105	Danaher Corp.	7,522
96	Deere & Co.	10,390
1	Dover Corp.	56
5	Joy Global, Inc.	223

		25,223

	Media — 2.3%
311	Comcast Corp., Class A (a)	8,066
-(h)	Gannett Co., Inc.	27
627	News Corp., Class A	14,506
31	News Corp., Class B	759
200	Time Warner, Inc.	3,944
16	Time Warner Cable, Inc., Class A (a)	603
174	Walt Disney Co. (The)	5,995

		33,900

	Metals & Mining — 0.5%
69	Alcan, Inc. (Canada)	3,624
121	Alcoa, Inc.	4,088
3	Freeport-McMoRan Copper & Gold, Inc.	212

		7,924

	Multi-Utilities — 1.0%
41	CMS Energy Corp.	735
3	Dominion Resources, Inc.	293
119	DTE Energy Co.	5,699
311	Xcel Energy, Inc.	7,684

		14,411

	Multiline Retail — 0.7%
6	Family Dollar Stores, Inc.	173
-(h)	J.C. Penney Co., Inc.	35
118	Kohl’s Corp. (a)	9,021
6	Target Corp.	373

		9,602

	Oil, Gas & Consumable Fuels — 7.1%
6	Anadarko Petroleum Corp.	271
131	Apache Corp.	9,285
108	Chevron Corp.	8,015
98	ConocoPhillips	6,719
6	Denbury Resources, Inc. (a)	188
88	Devon Energy Corp.	6,097
83	EOG Resources, Inc.	5,904
354	Exxon Mobil Corp.	26,725
82	Hess Corp.	4,554
461	Occidental Petroleum Corp.	22,732
4	Southwestern Energy Co. (a)	156
54	Sunoco, Inc.	3,804
168	XTO Energy, Inc.	9,217

		103,667

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.6%
1,005	Domtar Corp. (Canada) (a)	9,356

	Personal Products — 0.4%
148	Avon Products, Inc.	5,524

	Pharmaceuticals — 6.8%
363	Abbott Laboratories	20,257
48	Eli Lilly & Co.	2,569
99	Johnson & Johnson	5,963
655	Merck & Co., Inc.	28,933
498	Schering-Plough Corp.	12,693
115	Sepracor, Inc. (a)	5,372
484	Wyeth	24,237

		100,024

	Real Estate Investment Trusts (REITs) — 0.3%
65	Apartment Investment & Management Co.	3,771
2	Home Properties, Inc.	127
7	Sunstone Hotel Investors, Inc.	191

		4,089

	Road & Rail — 2.4%
71	Burlington Northern Santa Fe Corp.	5,703
582	Norfolk Southern Corp.	29,429

		35,132

	Semiconductors & Semiconductor Equipment — 2.2%
198	Altera Corp. (a)	3,952
82	Analog Devices, Inc.	2,818
294	Intel Corp.	5,623
30	KLA-Tencor Corp.	1,605
191	Linear Technology Corp.	6,040
1	Marvell Technology Group Ltd. (Bermuda) (a)	17
230	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	2,474
383	Xilinx, Inc.	9,857

		32,386

	Software — 2.9%
1,267	Microsoft Corp.	35,300
370	Oracle Corp. (a)	6,714

		42,014

	Specialty Retail — 2.3%
2	Abercrombie & Fitch Co.	145
128	Advance Auto Parts, Inc.	4,937
114	CarMax, Inc. (a)	2,803
1	Circuit City Stores, Inc.	27
-(h)	Dick’s Sporting Goods, Inc. (a)	16
969	Staples, Inc.	25,048

		32,976

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2	Nike, Inc., Class B	159

	Thrifts & Mortgage Finance — 0.4%
64	MGIC Investment Corp.	3,777
57	Washington Mutual, Inc.	2,298

		6,075

	Tobacco — 2.7%
451	Altria Group, Inc.	39,583

	Wireless Telecommunication Services — 0.7%
130	Crown Castle International Corp. (a)	4,168
325	Sprint Nextel Corp.	6,160

		10,328

	Total Long-Term Investments (Cost $1,113,906)	1,428,690

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
44,490	JPMorgan Prime Money Market Fund (b) (m) (Cost $44,490)	44,490

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities on Loan — 2.6%
	Certificate of Deposit — 0.2%
3,500	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	3,500

	Corporate Notes — 2.3%
3,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	3,000
4,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	4,000
2,500	Banque Federative Du Credit Mutuel, FRN, 5.32%, 04/30/08	2,500
5,000	First Tennessee Bank, FRN, 5.33%, 04/30/08	5,000
4,000	Landsbanki Islands HF, FRN, 5.41%, 04/16/07	4,000
	Macquarie Bank Ltd.,
2,500	FRN, 5.33%, 04/30/08	2,500
2,500	FRN, 5.34%, 04/30/08	2,500
3,000	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	3,000
3,000	Morgan Stanley, FRN, 5.62%, 04/30/08	3,000
4,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	4,000

		33,500

	Repurchase Agreement — 0.1%
705	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $705, collateralized by	705

	U.S. Government Agency Mortgages
	Total Investments of Cash Collateral for Securities on Loan (Cost $37,705)	37,705

	Total Investments — 103.3% (Cost $1,196,101)	1,510,885
	Liabilities in Excess of Other Assets — (3.3)%	(48,673)

	NET ASSETS — 100.0%	$1,462,212

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/07 (USD)	Unrealized Appreciation (USD)

	Long Futures Outstanding
98	S&P 500 Index	June, 2007	$35,064	$244

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,650
Aggregate gross unrealized depreciation	(4,866)

Net unrealized appreciation/depreciation	$314,784

Federal income tax cost of investments	$1,196,101

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 116.0% (j)
	Common Stocks — 116.0%
	Aerospace & Defense — 3.9%
104	Boeing Co.	9,274
135	Goodrich Corp.	6,927
102	Honeywell International, Inc.	4,718
136	United Technologies Corp.	8,835

		29,754

	Auto Components — 2.1%
174	Johnson Controls, Inc.	16,417

	Beverages — 0.9%
50	Coca-Cola Co. (The)	2,394
77	PepsiCo, Inc.	4,871

		7,265

	Biotechnology — 1.2%
102	Amgen, Inc. (a)	5,688
58	MedImmune, Inc. (a)	2,105
55	Vertex Pharmaceuticals, Inc. (a)	1,550

		9,343

	Capital Markets — 5.5%
21	Franklin Resources, Inc.	2,582
19	Goldman Sachs Group, Inc. (The)	3,976
198	Morgan Stanley	15,609
226	State Street Corp.	14,639
380	TD AMERITRADE Holding Corp. (a)	5,650

		42,456

	Chemicals — 3.1%
39	Dow Chemical Co. (The)	1,770
34	Monsanto Co.	1,862
242	Praxair, Inc.	15,244
91	Rohm & Haas Co.	4,684

		23,560

	Commercial Banks — 5.4%
44	City National Corp.	3,260
34	Marshall & Ilsley Corp.	1,557
65	SunTrust Banks, Inc.	5,424
81	TCF Financial Corp.	2,131
248	U.S. Bancorp	8,672
182	Wachovia Corp.	10,006
313	Wells Fargo & Co.	10,789

		41,839

	Commercial Services & Supplies — 0.5%
119	Waste Management, Inc.	4,090

	Communications Equipment — 6.9%
972	Cisco Systems, Inc. (a)	24,819
727	Corning, Inc. (a)	16,523
113	Juniper Networks, Inc. (a)	2,228
166	Motorola, Inc.	2,930
157	QUALCOMM, Inc.	6,678

		53,178

	Computers & Peripherals — 4.6%
62	Apple, Inc. (a)	5,721
154	Dell, Inc. (a)	3,575
343	EMC Corp. (a)	4,751
321	Hewlett-Packard Co.	12,903
43	International Business Machines Corp.	4,056
135	QLogic Corp. (a)	2,297
45	SanDisk Corp. (a)	1,988

		35,291

	Consumer Finance — 0.5%
75	American Express Co.	4,231

	Diversified Financial Services — 5.8%
378	Bank of America Corp.	19,282
16	CIT Group, Inc.	856
486	Citigroup, Inc.	24,939

		45,077

	Diversified Telecommunication Services — 4.4%
534	AT&T, Inc.	21,072
351	Verizon Communications, Inc.	13,304

		34,376

	Electric Utilities — 2.6%
167	Duke Energy Corp.	3,389
166	Edison International	8,149
157	Northeast Utilities	5,133
201	Sierra Pacific Resources (a)	3,495

		20,166

	Energy Equipment & Services — 2.2%
69	Baker Hughes, Inc.	4,567
54	Halliburton Co.	1,716
153	Schlumberger Ltd.	10,551

		16,834

	Food & Staples Retailing — 3.7%
118	CVS/Caremark Corp.	4,015
153	Safeway, Inc.	5,613
295	SUPERVALU, Inc.	11,544
226	SYSCO Corp.	7,639

		28,811

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food Products — 0.8%
41	General Mills, Inc.	2,411
73	WM. Wrigley, Jr. Co.	3,708

		6,119

	Health Care Equipment & Supplies — 0.4%
57	Medtronic, Inc.	2,772

	Health Care Providers & Services — 3.4%
70	Aetna, Inc.	3,076
48	Medco Health Solutions, Inc. (a)	3,459
243	WellPoint, Inc. (a)	19,696

		26,231

	Hotels, Restaurants & Leisure — 1.8%
83	International Game Technology	3,348
92	Royal Caribbean Cruises Ltd.	3,875
99	Starwood Hotels & Resorts Worldwide, Inc.	6,409

		13,632

	Household Products — 3.2%
394	Procter & Gamble Co.	24,876

	Industrial Conglomerates — 3.9%
31	3M Co.	2,399
680	General Electric Co.	24,059
116	Tyco International Ltd. (Bermuda)	3,647

		30,105

	Insurance — 3.4%
54	AMBAC Financial Group, Inc.	4,628
1	Berkshire Hathaway, Inc., Class B (a)	2,460
68	Hartford Financial Services Group, Inc.	6,492
65	MetLife, Inc.	4,125
54	Protective Life Corp.	2,381
116	RenaissanceRe Holdings Ltd. (Bermuda)	5,824

		25,910

	Internet Software & Services — 3.0%
73	eBay, Inc. (a)	2,434
24	Google, Inc., Class A (a)	10,892
309	Yahoo!, Inc. (a)	9,671

		22,997

	IT Services — 0.4%
50	Affiliated Computer Services, Inc., Class A (a)	2,958

	Machinery — 2.2%
109	Caterpillar, Inc.	7,325
56	Danaher Corp.	4,033
55	Deere & Co.	5,962

		17,320

	Media — 2.4%
134	Comcast Corp., Class A (a)	3,476
371	News Corp., Class A	8,567
64	Time Warner Cable, Inc., Class A (a)	2,383
58	Time Warner, Inc.	1,135
95	Walt Disney Co. (The)	3,287

		18,848

	Metals & Mining — 0.6%
39	Alcan, Inc. (Canada)	2,026
72	Alcoa, Inc.	2,427

		4,453

	Multi-Utilities — 1.1%
24	CMS Energy Corp.	418
70	DTE Energy Co.	3,371
177	Xcel Energy, Inc.	4,371

		8,160

	Multiline Retail — 0.7%
65	Kohl’s Corp. (a)	5,012

	Oil, Gas & Consumable Fuels — 7.7%
78	Apache Corp.	5,495
83	Chevron Corp.	6,119
74	ConocoPhillips	5,039
59	Devon Energy Corp.	4,062
48	EOG Resources, Inc.	3,402
152	Exxon Mobil Corp.	11,454
48	Hess Corp.	2,644
264	Occidental Petroleum Corp.	13,009
30	Sunoco, Inc.	2,127
108	XTO Energy, Inc.	5,906

		59,257

	Paper & Forest Products — 1.3%
1,077	Domtar Corp. (Canada) (a)	10,022

	Personal Products — 0.4%
84	Avon Products, Inc.	3,131

	Pharmaceuticals — 7.3%
205	Abbott Laboratories	11,433
26	Eli Lilly & Co.	1,384
59	Johnson & Johnson	3,557
371	Merck & Co., Inc.	16,369
276	Schering-Plough Corp.	7,049
66	Sepracor, Inc. (a)	3,060
276	Wyeth	13,798

		56,650

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 1.9%
39	Apartment Investment & Management Co.	2,238
68	Equity Residential	3,285
59	Home Properties, Inc.	3,116
53	Hospitality Properties Trust	2,494
119	Sunstone Hotel Investors, Inc.	3,249

		14,382

	Real Estate Management & Development — 0.1%
89	City Developments Ltd. ADR (Singapore)	851

	Road & Rail — 3.3%
79	Burlington Northern Santa Fe Corp.	6,338
386	Norfolk Southern Corp.	19,518

		25,856

	Semiconductors & Semiconductor Equipment — 2.9%
113	Altera Corp. (a)	2,261
45	Analog Devices, Inc.	1,561
166	Intel Corp.	3,173
67	KLA-Tencor Corp.	3,588
114	Linear Technology Corp.	3,611
127	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	1,364
275	Xilinx, Inc.	7,076

		22,634

	Software — 3.0%
714	Microsoft Corp.	19,887
201	Oracle Corp. (a)	3,652

		23,539

	Specialty Retail — 2.4%
72	Advance Auto Parts, Inc.	2,782
60	CarMax, Inc. (a)	1,481
553	Staples, Inc.	14,298

		18,561

	Thrifts & Mortgage Finance — 0.8%
28	MGIC Investment Corp.	1,628
188	New York Community Bancorp, Inc.	3,314
34	Washington Mutual, Inc.	1,370

		6,312

	Tobacco — 2.9%
257	Altria Group, Inc.	22,607

	Wireless Telecommunication Services — 1.4%
234	Crown Castle International Corp. (a)	7,522
184	Sprint Nextel Corp.	3,484

		11,006

	Total Common Stocks (Cost $871,944)	896,889

	Short-Term Investment — 10.6%
	Investment Company — 10.6%
82,127	JPMorgan Prime Money Market Fund (b) (m) (Cost $82,127)	82,127

	Total Long Positions — 126.6% (Cost $954,071)	979,016
	Liabilities in Excess of Other Assets — (26.6)%	(205,831)

	NET ASSETS — 100.0%	$773,185

	Short Positions — 17.6%
	Common Stocks — 17.6%
	Aerospace & Defense — 0.3%
32	Rockwell Collins, Inc.	2,155

	Capital Markets — 0.9%
23	Bear Stearns Cos., Inc. (The)	3,503
52	Lehman Brothers Holdings, Inc.	3,655

		7,158

	Chemicals — 2.2%
208	H.B. Fuller Co.	5,683
115	Nova Chemicals Corp. (Canada)	3,570
56	OM Group, Inc. (a)	2,480
382	PolyOne Corp. (a)	2,328
112	Westlake Chemical Corp.	3,041

		17,102

	Commercial Banks — 1.0%
99	Huntington Bancshares, Inc.	2,157
104	National City Corp.	3,885
38	UMB Financial Corp.	1,424

		7,466

	Communications Equipment — 0.2%
51	Nortel Networks Corp. (Canada) (a)	1,226

	Computers & Peripherals — 0.3%
123	Emulex Corp. (a)	2,251

	Diversified Financial Services — 0.4%
49	Moody’s Corp.	3,029

	Food & Staples Retailing — 0.7%
194	Kroger Co. (The)	5,483

	Food Products — 0.3%
135	Sara Lee Corp.	2,289

	Health Care Equipment & Supplies — 0.5%
102	St. Jude Medical, Inc. (a)	3,840

	Health Care Providers & Services — 1.3%
21	Laboratory Corp. of America Holdings (a)	1,532
59	Quest Diagnostics, Inc.	2,932
108	UnitedHealth Group, Inc.	5,737

		10,201

	Hotels, Restaurants & Leisure — 0.5%
77	Carnival Corp.	3,585

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Machinery — 0.2%
23	Terex Corp. (a)	1,672

	Media — 0.4%
97	McClatchy Co., Class A	3,050

	Multiline Retail — 0.3%
51	Federated Department Stores, Inc.	2,298

	Oil, Gas & Consumable Fuels — 0.2%
48	Chesapeake Energy Corp.	1,473

	Paper & Forest Products — 0.6%
81	International Paper Co.	2,948
106	Louisiana-Pacific Corp.	2,136

		5,084

	Pharmaceuticals — 0.2%
51	Sciele Pharma, Inc. (a)	1,208

	Real Estate Investment Trusts (REITs) — 2.3%
51	Developers Diversified Realty Corp.	3,208
37	Federal Realty Investment Trust	3,317
81	Highwoods Properties, Inc.	3,199
57	Host Hotels & Resorts, Inc.	1,489
41	Public Storage, Inc.	3,881
56	Sovran Self Storage, Inc.	3,075

		18,169

	Road & Rail — 1.7%
356	Heartland Express, Inc.	5,655
294	Knight Transportation, Inc.	5,239
128	Werner Enterprises, Inc.	2,318

		13,212

	Semiconductors & Semiconductor Equipment — 1.4%
50	Lam Research Corp. (a)	2,362
67	Microchip Technology, Inc.	2,365
171	Micron Technology, Inc. (a)	2,063
132	Novellus Systems, Inc. (a)	4,227

		11,017

	Specialty Retail — 0.5%
119	Lowe’s Cos., Inc.	3,738

	Textiles, Apparel & Luxury Goods — 0.3%
53	Liz Claiborne, Inc.	2,280

	Thrifts & Mortgage Finance — 0.2%
61	Sovereign Bancorp, Inc.	1,552

	Wireless Telecommunication Services — 0.7%
133	American Tower Corp., Class A (a)	5,184

	Total Short Positions — 17.6% (Proceeds $138,362)	$135,722

Percentages are based on net assets.

Future Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07(USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
12	S&P 500 Index	June, 2007	$4,294	$45

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

(j)	All or a portion of these securities are segregated for short sales.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR American Depositary Receipt

USD United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,322
Aggregate gross unrealized depreciation	(5,377)

Net unrealized appreciation/depreciation	$24,945

Federal income tax cost of investments	$954,071

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.9%
	Common Stocks — 96.9%
	Aerospace & Defense — 2.3%
3	AAR Corp. (a) (m)	83
8	BE Aerospace, Inc. (a)	247
4	Ceradyne, Inc. (a)	203
4	Curtiss-Wright Corp.	146
12	Esterline Technologies Corp. (a)	497
5	HEICO Corp.	168
6	K&F Industries Holdings, Inc. (a)	159
29	Moog, Inc., Class A (a)	1,220
3	Orbital Sciences Corp. (a)	58
2	Triumph Group, Inc.	124
2	United Industrial Corp.	132

		3,037

	Air Freight & Logistics — 0.2%
8	Hub Group, Inc., Class A (a)	235

	Airlines — 0.9%
4	Alaska Air Group, Inc. (a)	164
26	ExpressJet Holdings, Inc. (a)	151
26	Republic Airways Holdings, Inc. (a)	604
13	SkyWest, Inc.	354

		1,273

	Auto Components — 0.7%
10	Aftermarket Technology Corp. (a)	241
7	ArvinMeritor, Inc.	133
1	Sauer-Danfoss, Inc.	33
3	Shiloh Industries, Inc.	38
18	Tenneco, Inc. (a)	458

		903

	Beverages — 0.1%
7	National Beverage Corp. (a)	121

	Biotechnology — 2.4%
5	Alexion Pharmaceuticals, Inc. (a)	216
9	Alkermes, Inc. (a)	141
3	Amylin Pharmaceuticals, Inc. (a)	116
10	Arena Pharmaceuticals, Inc. (a)	109
9	BioMarin Pharmaceuticals, Inc. (a)	150
6	Cell Genesys, Inc. (a)	26
4	Combinatorx, Inc. (a)	30
11	Cubist Pharmaceuticals, Inc. (a)	242
7	GTx, Inc. (a)	133
11	Human Genome Sciences, Inc. (a)	120
11	Incyte Corp. (a)	72
9	Keryx Biopharmaceuticals, Inc. (a)	90
10	LifeCell Corp. (a)	257
6	MannKind Corp. (a)	84
4	Martek Biosciences Corp. (a)	89
12	Medarex, Inc. (a)	155
10	Myriad Genetics, Inc. (a)	355
5	Progenics Pharmaceuticals, Inc. (a)	109
11	Regeneron Pharmaceuticals, Inc. (a)	233
5	Telik, Inc. (a)	28
4	Theravance, Inc. (a)	121
5	United Therapeutics Corp. (a)	285

		3,161

	Building Products — 1.1%
3	Ameron International Corp.	171
3	Griffon Corp. (a)	69
30	Insteel Industries, Inc.	499
7	NCI Building Systems, Inc. (a)	344
8	Universal Forest Products, Inc.	381

		1,464

	Capital Markets — 0.9%
3	Calamos Asset Management, Inc., Class A	56
17	Knight Capital Group, Inc., Class A (a)	272
6	MCG Capital Corp.	113
3	optionsXpress Holdings, Inc.	68
1	Piper Jaffray Cos. (a)	87
19	Technology Investment Capital Corp.	317
2	TradeStation Group, Inc. (a)	19
11	Waddell & Reed Financial, Inc.,	256

		1,188

	Chemicals — 1.4%
3	A. Schulman., Inc.	73
3	Balchem Corp.	52
4	Georgia Gulf Corp.	63
13	H.B. Fuller Co.	341
17	Hercules, Inc. (a)	340
2	Kronos Worldwide, Inc.	68
4	NewMarket Corp.	155
3	Pioneer Cos., Inc. (a)	94
10	Spartech Corp.	285
16	W.R. Grace & Co. (a)	409

		1,880

	Commercial Banks — 6.0%
2	1st Source Corp.	39
4	Amcore Financial, Inc.	140
3	Ameris Bancorp	77
2	Associated Banc-Corp.	53
2	BancFirst Corp.	93
5	Bank of Granite Corp.	84
1	Camden National Corp.	26
2	Capital Corp. of the West	62
3	Capitol Bancorp Ltd.	125
2	Cardinal Financial Corp.	23
4	Center Financial Corp.	73
6	Central Pacific Financial Corp.	208
2	Chemical Financial Corp.	73
2	Citizens Banking Corp.	51
3	City Holding Co.	129
1	Columbia Bancorp	12
3	Columbia Banking System, Inc.	98

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Community Bancorp (a)	89
9	Community Bank System, Inc.	186
3	Community Trust Bancorp, Inc.	99
1	Enterprise Financial Services Corp.	17
17	First Bancorp	220
1	First Community Bancshares, Inc.	39
5	First Regional Bancorp (a)	140
3	First Republic Bank	185
2	FNB Corp.	79
5	Glacier Bancorp, Inc.	109
2	Great Southern Bancorp, Inc.	62
6	Greater Bay Bancorp	164
1	Greene County Bancshares, Inc.	41
25	Hanmi Financial Corp.	482
2	Heritage Commerce Corp.	59
2	Horizon Financial Corp.	36
11	IBERIABANK Corp.	618
9	Independent Bank Corp.	177
6	International Bancshares Corp.	169
4	Intervest Bancshares Corp. (a)	103
3	Lakeland Financial Corp.	75
2	Macatawa Bank Corp.	42
3	MB Financial, Inc.	94
3	Mercantile Bank Corp.	95
22	Nara Bancorp, Inc.	382
3	NBT Bancorp, Inc.	80
6	Oriental Financial Group	67
5	Pacific Capital Bancorp	157
3	Peoples Bancorp, Inc.	85
1	PremierWest Bancorp	16
6	PrivateBancorp, Inc.	212
21	R&G Financial Corp., Class B (a)	106
1	Renasant Corp.	25
1	Republic Bancorp, Inc., Class A	16
1	Santander BanCorp	23
1	Sierra Bancorp	17
2	Simmons First National Corp., Class A	69
1	Smithtown Bancorp, Inc.	26
7	Southwest Bancorp, Inc.	177
25	Sterling Bancshares, Inc.	283
9	Sterling Financial Corp.	274
3	Taylor Capital Group, Inc.	119
2	TriCo Bancshares	54
5	Umpqua Holdings Corp.	121
1	Virginia Commerce Bancorp (a)	26
8	West Coast Bancorp	267
9	Westamerica Bancorp	434
4	Wilshire Bancorp, Inc.	67
39	W Holding Co., Inc.	193

		8,042

	Commercial Services & Supplies — 4.7%
1	Clean Harbors, Inc. (a)	41
7	Consolidated Graphics, Inc. (a)	533
1	CRA International, Inc. (a)	68
37	Deluxe Corp.	1,244
5	Ennis, Inc.	134
11	First Consulting Group, Inc. (a)	102
7	GEO Group, Inc. (The) (a)	301
6	Heidrick & Struggles International, Inc. (a)	276
12	Herman Miller, Inc.	392
5	Hudson Highland Group, Inc. (a)	78
44	IKON Office Solutions, Inc.	625
7	John H. Harland Co.	338
25	Kforce, Inc. (a)	340
6	Knoll, Inc.	131
10	Korn/Ferry International (a)	232
11	Labor Ready, Inc. (a)	203
9	Navigant Consulting, Inc. (a)	170
7	Spherion Corp. (a)	59
16	TeleTech Holdings, Inc. (a)	594
3	Tetra Tech, Inc. (a)	55
4	United Stationers, Inc. (a)	216
4	Volt Information Sciences, Inc. (a)	113
-(h)	Waste Connections, Inc. (a)	4

		6,249

	Communications Equipment — 2.7%
22	3Com Corp. (a)	85
16	Arris Group, Inc. (a)	224
7	Avocent Corp. (a)	191
3	Bel Fuse, Inc., Class B	112
4	Black Box Corp.	157
4	C-COR, Inc. (a)	61
9	CommScope, Inc. (a)	382
2	Digi International, Inc. (a)	29
3	Ditech Networks, Inc. (a)	25
11	Extreme Networks, Inc. (a)	46
21	Finisar Corp. (a)	74
10	Foundry Networks, Inc. (a)	129
7	Harmonic, Inc. (a)	64
25	Inter-Tel, Inc.	591
7	InterDigital Communications Corp. (a)	234
3	MasTec, Inc. (a)	32
12	MRV Communications, Inc. (a)	43
5	NETGEAR, Inc. (a)	134
9	Packeteer, Inc. (a)	109
12	Plantronics, Inc.	279
2	Polycom, Inc. (a)	80
12	Powerwave Technologies, Inc. (a)	66
2	Radyne Corp. (a)	22
3	SafeNet, Inc. (a)	71
4	Sonus Networks, Inc. (a)	35
14	Symmetricom, Inc. (a)	119
7	Tekelec (a)	110
10	UTStarcom, Inc. (a)	84

		3,588

	Computers & Peripherals — 1.2%
12	Adaptec, Inc. (a)	46
59	Brocade Communications Systems, Inc. (a)	564
2	Electronics for Imaging, Inc. (a)	54

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

11	Emulex Corp. (a)	196
12	Gateway, Inc. (a)	27
12	Hypercom Corp. (a)	70
8	Imation Corp.	311
9	Palm, Inc. (a)	160
17	Quantum Corp. (a)	46
3	Synaptics, Inc. (a)	84

		1,558

	Construction & Engineering — 0.1%
3	Washington Group International, Inc. (a)	199

	Construction Materials — 0.1%
3	Headwaters, Inc. (a)	74
10	U.S. Concrete, Inc. (a)	82

		156

	Consumer Finance — 2.1%
10	Advance America Cash Advance Centers, Inc.	158
4	Advanta Corp., Class B	158
29	Cash America International, Inc.	1,181
6	CompuCredit Corp. (a)	172
20	Dollar Financial Corp. (a)	514
10	EZCORP, Inc., Class A (a)	140
3	First Cash Financial Services, Inc. (a)	76
2	United PanAm Financial Corp. (a)	29
8	World Acceptance Corp. (a)	327

		2,755

	Containers & Packaging — 0.9%
3	AEP Industries, Inc. (a) (m)	112
2	Greif, Inc., Class A	245
20	Myers Industries, Inc.	372
3	Rock-Tenn Co., Class A	96
7	Silgan Holdings, Inc.	376

		1,201

	Distributors — 0.1%
6	Building Materials Holding Corp.	114

	Diversified Consumer Services — 0.2%
6	Vertrue, Inc. (a)	293

	Diversified Financial Services — 0.2%
3	Asta Funding, Inc.	134
4	Marlin Business Services Corp. (a)	94
9	Medallion Financial Corp.	104

		332

	Diversified Telecommunication Services — 1.5%
142	Cincinnati Bell, Inc. (a)	667
9	CT Communications, Inc.	226
4	Golden Telecom, Inc. (Russia)	216
67	Premiere Global Services, Inc. (a)	752
9	Time Warner Telecom, Inc., Class A (a)	183

		2,044

	Electric Utilities — 1.2%
17	El Paso Electric Co. (a)	451
3	IDACORP, Inc.	95
2	UIL Holdings Corp.	69
11	UniSource Energy Corp.	424
22	Westar Energy, Inc.	597

		1,636

	Electrical Equipment — 1.4%
3	A.O. Smith Corp.	130
6	Acuity Brands, Inc.	343
7	Evergreen Solar, Inc. (a)	66
9	General Cable Corp. (a)	502
3	Power-One, Inc. (a)	17
17	Regal-Beloit Corp.	784

		1,842

	Electronic Equipment & Instruments — 2.6%
9	Aeroflex, Inc. (a)	118
13	Agilysys, Inc.	287
12	Anixter International, Inc. (a)	785
12	Benchmark Electronics, Inc. (a)	251
2	CalAmp Corp. (a)	15
4	Checkpoint Systems, Inc. (a)	87

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	CTS Corp.	122
3	Echelon Corp. (a)	35
24	Global Imaging Systems, Inc. (a)	476
7	Insight Enterprises, Inc. (a)	117
5	Itron, Inc. (a)	351
4	KEMET Corp. (a)	27
2	MTS Systems Corp.	89
7	Plexus Corp. (a)	117
4	RadiSys Corp. (a)	57
2	Rofin-Sinar Technologies, Inc. (a)	118
1	SunPower Corp., Class A (a)	64
7	Technitrol, Inc.	183
13	TTM Technologies, Inc. (a)	122

		3,421

	Energy Equipment & Services — 2.3%
3	Basic Energy Services, Inc. (a)	79
30	Grey Wolf, Inc. (a)	199
4	Gulfmark Offshore, Inc. (a)	153
9	Hanover Compressor Co. (a)	210
4	Hercules Offshore, Inc. (a)	92
3	Hydril Co. (a)	298
7	Input/Output, Inc. (a)	90
7	Lone Star Technologies, Inc. (a)	442
3	Lufkin Industries, Inc.	152
3	Newpark Resources, Inc. (a)	21
7	Oil States International, Inc. (a)	209
19	Parker Drilling Co. (a)	182
8	RPC, Inc.	138
4	T-3 Energy Services, Inc. (a)	75
16	Trico Marine Services, Inc. (a)	611
5	Union Drilling, Inc. (a)	75

		3,026

	Food & Staples Retailing — 0.6%
3	Nash Finch Co.	86
11	Pantry, Inc. (The) (a)	502
10	Spartan Stores, Inc.	279

		867

	Food Products — 0.3%
4	Imperial Sugar Co.	117
6	J & J Snack Foods Corp.	253

		370

	Gas Utilities — 1.2%
6	New Jersey Resources Corp.	305
6	Nicor, Inc.	305
4	Northwest Natural Gas Co.	192
5	South Jersey Industries, Inc.	194
10	Southwest Gas Corp.	385
7	WGL Holdings, Inc.	224

		1,605

	Health Care Equipment & Supplies — 2.9%
3	Arrow International, Inc.	100
6	ArthroCare Corp. (a)	198
2	Biosite, Inc. (a)	193
14	CONMED Corp. (a)	406
4	Haemonetics Corp. (a)	187
7	Hologic, Inc. (a)	375
11	Immucor, Inc. (a)	322
4	Integra LifeSciences Holdings Corp. (a)	192
3	Inverness Medical Innovations, Inc. (a)	114
3	Kyphon, Inc. (a)	137
3	Mentor Corp.	133
7	NeuroMetrix, Inc. (a)	63
3	Palomar Medical Technologies, Inc. (a)	100
4	PolyMedica Corp.	186
17	STERIS Corp.	446
2	SurModics, Inc. (a)	86
12	Thoratec Corp. (a)	255
11	VIASYS Healthcare, Inc. (a)	374

		3,867

	Health Care Providers & Services — 3.5%
16	Alliance Imaging, Inc. (a)	143
10	AMERIGROUP Corp. (a)	307
7	AMN Healthcare Services, Inc. (a) (m)	149
8	Apria Healthcare Group, Inc. (a)	255
11	Centene Corp. (a)	228
20	Five Star Quality Care, Inc. (a)	207
3	Genesis HealthCare Corp. (a)	214
26	Gentiva Health Services, Inc. (a)	524
10	inVentiv Health, Inc. (a)	387
6	Kindred Healthcare, Inc. (a)	197
4	LCA-Vision, Inc.	152
6	Magellan Health Services, Inc. (a)	248
2	Molina Healthcare, Inc. (a)	49
19	PSS World Medical, Inc. (a)	408
12	Psychiatric Solutions, Inc. (a)	468
7	Res-Care, Inc. (a)	115
7	Sunrise Senior Living, Inc. (a)	261
5	Symbion, Inc. (a)	104
7	United Surgical Partners International, Inc. (a)	202

		4,618

	Health Care Technology — 0.6%
1	Allscripts Healthcare Solutions, Inc. (a)	19
4	Computer Programs & Systems, Inc.	117
6	Eclipsys Corp. (a)	110
9	Omnicell, Inc. (a)	188
21	Trizetto Group (a)	412

		846

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 1.6%
3	Bob Evans Farms, Inc.	122
8	CBRL Group, Inc.	347
24	Domino’s Pizza, Inc.	773
3	Dover Downs Gaming & Entertainment, Inc.	34
4	Jack in the Box, Inc. (a)	304
3	Monarch Casino & Resort, Inc. (a)	88
15	Ruby Tuesday, Inc.	418
5	Triarc Cos., Inc., Class B	86

		2,172

	Household Durables — 1.6%
15	Champion Enterprises, Inc. (a)	130
-(h)	CSS Industries, Inc.	7
6	Directed Electronics, Inc. (a)	56
2	Ethan Allen Interiors, Inc.	85
7	Kimball International, Inc., Class B	125
5	Stanley Furniture Co., Inc.	98
20	Tempur-Pedic International, Inc.	528
45	Tupperware Brands Corp.	1,112

		2,141

	Insurance — 2.7%
4	American Physicians Capital, Inc. (a)	150
5	Argonaut Group, Inc. (a)	174
7	Commerce Group, Inc.	222
16	Delphi Financial Group, Inc.	656
6	Direct General Corp.	119
4	LandAmerica Financial Group, Inc.	318
10	Meadowbrook Insurance Group, Inc. (a)	104
3	National Financial Partners Corp.	145
1	Navigators Group, Inc. (a)	25
4	Odyssey Re Holdings Corp.	149
31	PMA Capital Corp., Class A (a)	294
9	Safety Insurance Group, Inc.	365
8	Selective Insurance Group	199
16	Zenith National Insurance Corp.	740

		3,660

	Internet & Catalog Retail — 0.7%
17	priceline.com, Inc. (a)	905

	Internet Software & Services — 1.6%
-(h)	aQuantive, Inc. (a)	11
12	Ariba, Inc. (a)	110
5	Art Technology Group, Inc. (a)	10
51	CMGI, Inc. (a)	108
24	CNET Networks, Inc. (a)	205
4	Digital River, Inc. (a)	204
8	Interwoven, Inc. (a)	132
6	iPass, Inc. (a)	30
8	j2 Global Communications, Inc. (a)	227
12	Openwave Systems, Inc. (a)	99
6	RealNetworks, Inc. (a)	48
33	United Online, Inc.	462
10	ValueClick, Inc. (a)	253
3	WebEx Communications, Inc. (a)	154
3	webMethods, Inc. (a)	18
4	Websense, Inc. (a)	92

		2,163

	IT Services — 1.9%
51	BearingPoint, Inc. (a)	392
6	CACI International, Inc., Class A (a)	276
18	CIBER, Inc. (a)	138
4	Covansys Corp. (a)	86
6	CSG Systems International, Inc. (a)	138
6	Gartner, Inc. (a)	146
2	Gevity HR, Inc.	32
6	infoUSA, Inc.	57
10	Keane, Inc. (a)	130
12	Lightbridge, Inc. (a)	218
4	Lionbridge Technologies (a)	20
7	ManTech International Corp., Class A (a)	247
13	Perot Systems Corp., Class A (a)	229
12	SYKES Enterprises, Inc. (a)	210
4	TALX Corp.	132
4	Tyler Technologies, Inc. (a)	50

		2,501

	Leisure Equipment & Products — 0.7%
8	JAKKS Pacific, Inc. (a)	184
26	K2, Inc. (a)	313
9	RC2 Corp. (a)	352
4	Steinway Musical Instruments, Inc.	116

		965

	Life Sciences Tools & Services — 0.9%
1	Bio-Rad Laboratories, Inc., Class A (a)	91
3	Diversa Corp. (a)	24
38	Exelixis, Inc. (a)	377
10	Illumina, Inc. (a)	284
2	Kendle International, Inc. (a)	64
6	Medivation, Inc. (a)	111
19	Nektar Therapeutics (a)	252

		1,203

	Machinery — 2.9%
8	Accuride Corp. (a) (m)	109
7	Astec Industries, Inc. (a)	288
18	Barnes Group, Inc.	403
8	Briggs & Stratton Corp.	234
4	Cascade Corp.	251
4	CIRCOR International, Inc.	128
2	EnPro Industries, Inc. (a)	83
2	FreightCar America, Inc.	116
2	Middleby Corp. (a)	198
3	Miller Industries, Inc. (a)	59
3	NACCO Industries, Inc., Class A	412
7	Navistar International Corp. (a)	334
3	Valmont Industries, Inc.	191
6	Wabash National Corp.	93
5	Watts Water Technologies, Inc., Class A	175
22	Westinghouse Air Brake Technologies Corp.	745

		3,819

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Marine — 0.0% (g)
1	Horizon Lines Inc., Class A	26

	Media — 2.0%
5	Belo Corp., Class A	101
4	Catalina Marketing Corp.	110
86	Charter Communications, Inc., Class A (a)	239
4	Entercom Communications Corp., Class A	124
23	Entravision Communications Corp., Class A (a)	219
5	Gray Television, Inc.	47
12	Harris Interactive, Inc. (a)	72
9	Lee Enterprises, Inc.	270
21	LodgeNet Entertainment Corp. (a)	657
8	Marvel Entertainment, Inc. (a)	233
-(h)	Media General, Inc., Class A	8
7	ProQuest Co. (a)	67
6	Scholastic Corp. (a)	196
15	Sinclair Broadcast Group, Inc., Class A	229
4	Valassis Communications, Inc. (a)	72

		2,644

	Metals & Mining — 2.5%
3	AK Steel Holding Corp. (a) (m)	70
4	Century Aluminum Co. (a)	173
6	Chaparral Steel Co.	332
5	Cleveland-Cliffs, Inc.	326
4	Gibraltar Industries, Inc.	86
10	Metal Management, Inc.	476
7	NN, Inc.	85
12	Olympic Steel, Inc.	369
15	Quanex Corp.	648
19	Ryerson, Inc.	753
1	Schnitzer Steel Industries, Inc.	28

		3,346

	Multi-Utilities — 0.8%
7	Avista Corp.	172
3	Black Hills Corp.	118
6	NorthWestern Corp.	213
16	PNM Resources, Inc.	520

		1,023

	Multiline Retail — 0.2%
5	Bon-Ton Stores, Inc. (The)	287

	Oil, Gas & Consumable Fuels — 2.3%
3	Alon USA Energy, Inc.	123
2	ATP Oil & Gas Corp. (a) (m)	86
3	Callon Petroleum Co. (a)	42
6	Energy Partners Ltd. (a)	100
3	Giant Industries, Inc. (a)	219
9	Harvest Natural Resources, Inc. (a)	85
20	Houston Exploration Co. (a)	1,068
3	Penn Virginia Corp.	184
9	PetroHawk Energy Corp. (a)	114
4	Swift Energy Co. (a)	180
9	USEC, Inc. (a)	145
14	VAALCO Energy, Inc. (a)	75
5	Venoco, Inc. (a)	91
10	Western Refining, Inc.	390
2	World Fuel Services Corp.	111

		3,013

	Personal Products — 1.0%
6	Elizabeth Arden, Inc. (a)	131
23	NBTY, Inc. (a)	1,199

		1,330

	Pharmaceuticals — 1.1%
7	Adams Respiratory Therapeutics, Inc. (a)	225
19	Adolor Corp. (a)	164
5	Alpharma, Inc., Class A	120
7	AtheroGenics, Inc. (a)	20
9	Auxilium Pharmaceuticals, Inc. (a)	126
3	Bentley Pharmaceuticals, Inc. (a)	23
5	Bradley Pharmaceuticals, Inc. (a)	102
8	Cardiome Pharma Corp. (Canada) (a)	78
11	Cypress Bioscience, Inc. (a)	87
9	DURECT Corp. (a)	38
4	Par Pharmaceutical Cos., Inc. (a)	93
2	Salix Pharmaceuticals Ltd. (a)	29
5	Sciele Pharma, Inc. (a)	128
9	Valeant Pharmaceuticals International	151
7	ViroPharma, Inc. (a)	102

		1,486

	Real Estate Investment Trusts (REITs) — 6.4%
4	American Home Mortgage Investment Corp.	115
15	Anthracite Capital, Inc.	181
12	Ashford Hospitality Trust, Inc.	145
3	BioMed Realty Trust, Inc.	68
7	Cousins Properties, Inc.	220
12	Crescent Real Estate Equities Co.	237
2	Digital Realty Trust, Inc.	64
12	Equity Inns, Inc.	203
55	FelCor Lodging Trust, Inc.	1,436
12	First Potomac Realty Trust (m)	332
11	Friedman Billings Ramsey Group, Inc., Class A	62
7	Glimcher Realty Trust	189
1	GMH Communities Trust	9
5	Highland Hospitality Corp.	96
5	Impac Mortgage Holdings, Inc.	27
30	Innkeepers USA Trust	493
9	KKR Financial Holdings LLC	252
3	LaSalle Hotel Properties	148
16	Lexington Realty Trust	343
18	LTC Properties, Inc.	464
28	Nationwide Health Properties, Inc.	888
14	Pennsylvania Real Estate Investment Trust	612
11	Post Properties, Inc.	499
2	PS Business Parks, Inc., Class A	169
6	RAIT Financial Trust	168
9	Saul Centers, Inc.	484
23	Sunstone Hotel Investors, Inc.	613

		8,517

	Road & Rail — 0.8%
3	Arkansas Best Corp.	114
18	Genesee & Wyoming, Inc., Class A (a)	470
4	Old Dominion Freight Line (a)	112

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	P.A.M. Transportation Services, Inc. (a)	10
1	Quality Distribution, Inc. (a)	8
15	Saia, Inc. (a)	354

		1,068

	Semiconductors & Semiconductor Equipment — 3.9%
1	Actel Corp. (a) (m)	18
10	Advanced Energy Industries, Inc. (a)	208
15	AMIS Holdings, Inc. (a)	160
23	Amkor Technology, Inc. (a)	287
16	Applied Micro Circuits Corp. (a)	58
15	Asyst Technologies, Inc. (a)	103
10	Axcelis Technologies, Inc. (a)	75
10	Brooks Automation, Inc. (a)	177
6	Cabot Microelectronics Corp. (a)	184
16	Cirrus Logic, Inc. (a)	120
6	Cohu, Inc.	111
53	Conexant Systems, Inc. (a)	87
8	Credence Systems Corp. (a)	26
6	Cymer, Inc. (a)	262
5	Diodes, Inc. (a)	159
3	DSP Group, Inc. (a)	59
11	Entegris, Inc. (a)	117
5	Intevac, Inc. (a)	119
9	IXYS Corp. (a)	93
3	Kopin Corp. (a)	11
11	Kulicke & Soffa Industries, Inc. (a)	100
7	Lattice Semiconductor Corp. (a)	42
15	LTX Corp. (a)	94
12	Mattson Technology, Inc. (a)	112
13	Micrel, Inc. (a)	142
4	Microsemi Corp. (a)	89
11	MIPS Technologies, Inc. (a)	102
7	MKS Instruments, Inc. (a)	166
10	OmniVision Technologies, Inc. (a)	131
47	ON Semiconductor Corp. (a)	416
10	Photronics, Inc. (a)	160
27	RF Micro Devices, Inc. (a)	166
4	Rudolph Technologies, Inc. (a)	67
2	Semitool, Inc. (a)	23
7	Semtech Corp. (a)	90
13	Silicon Image, Inc. (a)	109
9	Silicon Storage Technology, Inc. (a)	45
18	Skyworks Solutions, Inc. (a)	105
3	Standard Microsystems Corp. (a)	85
2	Supertex, Inc. (a)	76
2	Tessera Technologies, Inc. (a)	72
4	Varian Semiconductor Equipment Associates, Inc. (a)	238
7	Zoran Corp. (a)	126

		5,190

	Software — 3.4%
21	Actuate Corp. (a) (m)	110
3	Ansoft Corp. (a)	79
3	ANSYS, Inc. (a)	157
27	Aspen Technology, Inc. (a)	351
4	Epicor Software Corp. (a)	60
3	EPIQ Systems, Inc. (a)	65
2	eSpeed, Inc., Class A (a)	18
12	Hyperion Solutions Corp. (a)	627
4	i2 Technologies, Inc. (a)	101
10	Informatica Corp. (a)	135
2	InterVoice, Inc. (a)	11
4	JDA Software Group, Inc. (a)	65
5	Kronos, Inc. (a)	241
3	Macrovision Corp. (a)	63
5	Magma Design Automation, Inc. (a)	65
3	Manhattan Associates, Inc. (a)	68
4	MapInfo Corp. (a)	86
8	Mentor Graphics Corp. (a)	131
4	MicroStrategy, Inc., (a)	455
16	Parametric Technology Corp. (a)	303
1	Pegasystems, Inc.	13
13	Progress Software Corp. (a)	420
2	Quality Systems, Inc.	64
7	Quest Software, Inc. (a)	106
4	Secure Computing Corp. (a)	29
1	SPSS, Inc. (a)	47
15	Sybase, Inc. (a)	384
6	TIBCO Software, Inc. (a)	53
4	Transaction Systems Architects, Inc. (a)	133
8	Wind River Systems, Inc. (a)	80

		4,520

	Specialty Retail — 5.2%
14	Asbury Automotive Group, Inc.	404
14	Brown Shoe Co., Inc.	575
27	Charming Shoppes, Inc. (a)	347
5	Children’s Place Retail Stores, Inc. (The) (a)	273
15	Christopher & Banks Corp.	284
21	CSK Auto Corp. (a)	356
14	Dress Barn, Inc. (a)	298
1	Group 1 Automotive, Inc.	40
27	Guess?, Inc.	1,110
19	Gymboree Corp. (a)	769
21	Men’s Wearhouse, Inc. (The)	983
11	Payless ShoeSource, Inc. (a)	352
25	Rent-A-Center, Inc. (a)	708
10	Select Comfort Corp. (a)	186
3	Shoe Carnival, Inc. (a)	93
3	Sonic Automotive, Inc., Class A	88

		6,866

	Textiles, Apparel & Luxury Goods — 2.3%
4	Columbia Sportswear Co.	218
4	Deckers Outdoor Corp. (a)	263
13	Kellwood Co.	370
18	Maidenform Brands, Inc. (a)	413
6	Movado Group, Inc.	186
2	Oxford Industries, Inc.	79
7	Perry Ellis International, Inc. (a)	214
10	Phillips-Van Heusen Corp.	612
10	Skechers U.S.A., Inc., Class A (a)	339
7	Steven Madden Ltd.	201
5	UniFirst Corp.	207

		3,102

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Thrifts & Mortgage Finance — 1.6%
1	Accredited Home Lenders Holding Co. (a) (m)	13
6	BankUnited Financial Corp., Class A	123
5	CityBank	146
26	Corus Bankshares, Inc.	445
3	Downey Financial Corp.	194
3	Federal Agricultural Mortgage Corp., Class C	79
12	First Niagara Financial Group, Inc.	165
2	First Place Financial Corp.	49
3	FirstFed Financial Corp. (a)	171
3	Flagstar Bancorp, Inc.	41
7	Franklin Bank Corp. (a)	123
3	ITLA Capital Corp.	130
5	TierOne Corp.	132
8	United Community Financial Corp.	91
4	WSFS Financial Corp.	245

		2,147

	Tobacco — 0.7%
74	Alliance One International, Inc. (a)	679
3	Universal Corp.	209

		888

	Trading Companies & Distributors — 1.2%
53	Applied Industrial Technologies, Inc.	1,292
10	BlueLinx Holdings, Inc.	102
7	Kaman Corp.	154

		1,548

	Wireless Telecommunication Services — 0.5%
12	Centennial Communications Corp. (a)	98
52	Dobson Communications Corp. (a)	444
3	InPhonic, Inc. (a)	37
3	Syniverse Holdings, Inc. (a)	35

		614

	Total Common Stocks (Cost $100,298)	129,035

	Short-Term Investments — 2.8%
	Investment Company — 2.6%
3,404	JPMorgan Prime Money Market Fund (b) (m) (Cost $3,404)	3,404

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
240	U.S. Treasury Note, 4.85%, 11/30/07 (k) (m) (n) (Cost $239)	239

	Total Short-Term Investments (Cost $3,643)	3,643

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities on Loan — 23.7%
	Certificates of Deposit — 1.4%
1,900	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	1,900

	Corporate Notes — 10.5%
1,000	Alliance and Leister plc, FRN, 5.33%, 04/30/08	1,000
1,500	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	1,500
1,800	American Express Credit Corp., FRN, 5.32%, 06/12/07	1,800
1,500	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	1,500
1,800	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	1,800
1,400	Citigroup Global Markets Inc., FRN, 5.51%, 04/06/07	1,400
1,000	Comerica Bank, FRN, 5.31%, 11/13/07	1,000
1,500	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	1,500
1,500	Morgan Stanley, FRN, 5.62%, 04/30/08	1,500
1,000	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	1,000

		14,000

	Repurchase Agreements — 10.7%
4,225	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $4,227, collateralized by U.S. Government Agency Mortgages	4,225
5,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000

		14,225

	Time Deposit — 1.1%
1,500	Northern Rock plc, 5.32%, 05/15/07	1,500

	Total Investments of Cash Collateral for Securities on Loan (Cost $31,625)	31,625

	Total Investments — 123.4%
	(Cost $135,566)	164,303
	Liabilities in Excess of Other Assets — (23.4)%	(31,121)

	NET ASSETS — 100.0%	$133,182

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
9	Russell 2000 Index	June, 2007	$3,636	$117

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,101
Aggregate gross unrealized depreciation	(4,364)

Net unrealized appreciation/depreciation	$28,737

Federal income tax cost of investments	$135,566

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
9	Russell 2000 Index	June, 2007	$3,636	$117

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 85.9%
	Common Stocks — 84.4%
	Aerospace & Defense — 0.2%
30	Spirit Aerosystems Holdings, Inc., Class A (a)	956

	Beverages — 1.4%
85	Anheuser-Busch Cos., Inc.	4,289
90	Constellation Brands, Inc., Class A (a)	1,906

		6,195

	Building Products — 1.1%
200	Griffon Corp. (a)	4,950

	Capital Markets — 3.1%
225	Charles Schwab Corp. (The)	4,115
285	W.P. Carey & Co. LLC	9,511

		13,626

	Chemicals — 0.4%
43	Sigma-Aldrich Corp.	1,785

	Commercial Banks — 6.5%
30	M&T Bank Corp.	3,475
70	SunTrust Banks, Inc.	5,813
130	Synovus Financial Corp.	4,204
30	U.S. Bancorp	1,049
50	United Community Banks, Inc.	1,640
110	Wachovia Corp.	6,059
50	Wells Fargo & Co.	1,721
100	Wilmington Trust Corp.	4,217

		28,178

	Commercial Services & Supplies — 0.7%
70	Pitney Bowes, Inc.	3,177

	Communications Equipment — 0.6%
60	QUALCOMM, Inc.	2,560

	Construction Materials — 1.1%
140	Cemex S.A. de C.V. ADR (Mexico) (a)	4,585

	Consumer Finance — 2.1%
60	American Express Co.	3,384
73	Capital One Financial Corp.	5,473

		8,857

	Distributors — 0.5%
40	Genuine Parts Co.	1,960

	Diversified Financial Services — 2.2%
50	Bank of America Corp.	2,551
170	Onex Corp. (Canada)	4,724
100	Resource America, Inc., Class A	2,363

		9,638

	Diversified Telecommunication Services — 2.1%
261	Citizens Communications Co.	3,897
354	Windstream Corp.	5,203

		9,100

	Electrical Equipment — 1.3%
150	Baldor Electric Co.	5,661

	Energy Equipment & Services — 1.0%
20	SEACOR Holdings, Inc. (a)	1,968
35	Universal Compression Holdings, Inc. (a)	2,369

		4,337

	Food & Staples Retailing — 1.5%
35	Costco Wholesale Corp.	1,884
60	CVS/Caremark Corp.	2,048
100	Pathmark Stores, Inc. (a)	1,280
70	Winn-Dixie Stores, Inc. (a)	1,236

		6,448

	Health Care Providers & Services — 2.9%
150	Coventry Health Care, Inc. (a)	8,408
80	National Healthcare Corp.	4,078

		12,486

	Hotels, Restaurants & Leisure — 2.4%
150	AFC Enterprises, Inc. (a)	3,007
125	Cedar Fair LP	3,570
70	McDonald’s Corp.	3,153
50	Steak n Shake Co. (The) (a)	839

		10,569

	Household Durables — 0.7%
40	Fortune Brands, Inc.	3,153

	Industrial Conglomerates — 1.5%
120	Carlisle Cos., Inc.	5,152
60	Walter Industries, Inc.	1,485

		6,637

	Insurance — 9.9%
170	Assurant, Inc.	9,117
-(h)	Berkshire Hathaway, Inc., Class A (a)	7,629
39	Everest Re Group Ltd. (Bermuda)	3,722
130	IPC Holdings Ltd. (Bermuda)	3,750
120	Loews Corp.	5,452
98	OneBeacon Insurance Group Ltd.	2,453
209	ProAssurance Corp. (a)	10,711

		42,834

	IT Services — 0.7%

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

140	Western Union Co. (The)	3,073

	Machinery — 1.4%
75	Crane Co.	3,032
55	Oshkosh Truck Corp.	2,915

		5,947

	Media — 5.8%
180	Clear Channel Communications, Inc.	6,307
60	Entercom Communications Corp., Class A	1,691
80	Interactive Data Corp.	1,980
140	Lin TV Corp., Class A (a)	2,226
50	McClatchy Co., Class A	1,581
15	Washington Post Co. (The), Class B	11,452

		25,237

	Metals & Mining — 1.3%
25	Rio Tinto plc ADR (United Kingdom)	5,695

	Multiline Retail — 0.3%
8	Sears Holdings Corp. (a)	1,441

	Oil, Gas & Consumable Fuels — 12.1%
215	Devon Energy Corp.	14,882
107	Kinder Morgan Management LLC (a)	5,458
100	Kinder Morgan, Inc.	10,645
205	Teekay Shipping Corp. (Bahamas)	11,093
175	NuStar GP Holdings LLC (a)	4,856
190	Williams Cos., Inc.	5,408

		52,342

	Pharmaceuticals — 0.5%
50	Merck & Co., Inc.	2,209

	Real Estate Investment Trusts (REITs) — 6.4%
240	Agree Realty Corp.	8,194
65	Crystal River Capital, Inc. (m)	1,745
80	iStar Financial, Inc.	3,746
150	National Health Investors, Inc.	4,701
50	Plum Creek Timber Co., Inc.	1,971
35	PS Business Parks, Inc.	2,468
115	Rayonier, Inc.	4,945

		27,770

	Real Estate Management & Development — 1.3%
65	Brookfield Asset Management, Inc., Class A (Canada)	3,397
50	Brookfield Properties Corp.	2,015

		5,412

	Road & Rail — 0.6%
40	Florida East Coast Industries, Inc.,	2,508

	Software — 0.7%
100	Microsoft Corp.	2,787

	Specialty Retail — 4.9%
205	AutoNation, Inc. (a)	4,364
55	AutoZone, Inc. (a)	7,048
150	Home Depot, Inc.	5,511
80	Limited Brands, Inc.	2,085
85	TJX Cos., Inc.	2,291

		21,299

	Textiles, Apparel & Luxury Goods — 1.2%
60	V.F. Corp.	4,957

	Thrifts & Mortgage Finance — 2.4%
60	FirstFed Financial Corp. (a)	3,410
60	Freddie Mac	3,569
60	MGIC Investment Corp.	3,535

		10,514

	Tobacco — 0.5%
25	Altria Group, Inc.	2,195

	Trading Companies & Distributors — 1.1%
100	GATX Corp.	4,780

	Total Common Stocks (Cost $331,628)	365,858

	Investment Company — 1.5%
250	Cohen & Steers Select Utility Fund, Inc. (Cost $5,975)	6,546

	Total Long-Term Investments (Cost $337,603)	372,404

	Short-Term Investment — 14.4%
	Investment Company — 14.4%
62,623	JPMorgan Prime Money Market Fund (b) (m) (Cost $62,623)	62,623

	Total Investments — 100.3% (Cost $400,226)	435,027
	Liabilities in Excess of Other Assets — (0.3)%	(1,121)

	NET ASSETS — 100.0%	$433,906

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

ADR	American Depositary Receipt

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,375
Aggregate gross unrealized depreciation	(2,574)

Net unrealized appreciation/depreciation	$34,801

Federal income tax cost of investments	$400,226

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 29, 2007